                                 ANNUAL REPORT

                               December 31, 1999

                              SAFECO Mutual Funds

                           Class A and Class B Shares

                                --------------

               SAFECO Stock Funds

         Growth Fund......................   2
         Equity Fund......................   7
         Income Fund......................  11
         Northwest Fund...................  16
         Balanced Fund....................  20
         International Stock Fund.........  26
         Small Company Stock Fund.........  32
         U.S. Value Fund..................  36
               SAFECO Bond Funds
         High-Yield Bond Fund.............  40
         Intermediate-Term U.S. Treasury
           Fund...........................  46
         Managed Bond Fund................  49
               SAFECO Tax-Exempt Bond Funds
         Municipal Bond Market Overview...  53
         Municipal Bond Fund..............  54
         California Tax-Free Income Fund..  61
         Washington State Municipal Bond
           Fund...........................  65
               SAFECO Money Market Fund
         Money Market Fund................  69


                 [LOGO OF SAFECO(R)]

                         REPORT FROM THE FUND MANAGER
                              SAFECO Growth Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         [PHOTO OF THOMAS M. MAGUIRE]

                               THOMAS M. MAGUIRE

   While SAFECO Growth Fund's 1999 performance was disappointing, it ended on an encouraging note. In the fourth quarter, the Fund outperformed the S&P 500.
   Keeping true to my style--trying to buy growth at a reasonable price--caused us to underperform as hyper-growth and technology stocks have driven the market. The Fund has never owned much tech (because valuations appear excessive, competition is intense, and I'm not comfortable with it). Until recently, we've been able to hold our own, or outperform, without it.
   The second reason for our bad (and good) performance is that I take big positions. In 1999, a number of them disappointed. Family Golf overex-

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                                With Sales Charge                        Without Sales Charge
for the periods ended December 31, 1999      Quarter     1 Year     5 Year     10 Year    Quarter   1 Year    5 Year   10 Year
------------------------------------------------------------------------------------------------------------------------------
Class A                                       10.05%     (3.45)%    18.52%     14.19%      2.43%    16.75%    19.93%    14.86%
Class B                                       11.64%     (3.38)%    19.10%     14.56%      1.62%    16.64%    19.30%    14.56%
S & P 500 Index                                 N/A        N/A        N/A        N/A      21.04%    14.88%    28.54%    18.19%
Lipper, Inc. (Mid-Cap Core Funds)               N/A        N/A        M/A        N/A      30.20%    38.27%    21.93%    16.28%

                                                SAFECO         SAFECO
                                           Growth Fund    Growth Fund
With Sales Charge                              Class A        Class B     S&P 500 Index
-----------------                          ------------   ------------   ---------------

                               12/31/89          9,425         10,000         10,000
                                1/31/90          8,513          9,031          9,329
                                2/28/90          8,746          9,278          9,450
                                3/31/90          9,274          9,837          9,700
                                4/30/90          9,313          9,880          9,459
                                5/31/90         10,267         10,892         10,379
                                6/30/90         10,488         11,126         10,309
                                7/31/90         10,113         10,728         10,276
                                8/31/90          8,369          8,878          9,348
                                9/30/90          7,430          7,882          8,894
                               10/31/90          6,930          7,352          8,856
                               11/30/90          7,444          7,896          9,428
                               12/31/90          8,016          8,503          9,690
                                1/31/91          8,817          9,353         10,111
                                2/28/91         10,032         10,642         10,833
                                3/31/91         10,522         11,162         11,095
                                4/30/91         11,030         11,700         11,122
                                5/31/91         11,757         12,472         11,600
                                6/30/91         11,056         11,729         11,069
                                7/31/91         12,091         12,827         11,584
                                8/31/91         12,572         13,336         11,858
                                9/30/91         12,648         13,417         11,660
                               10/31/91         13,029         13,821         11,816
                               11/30/91         11,929         12,655         11,341
                               12/31/91         13,038         13,831         12,636
                                1/31/92         13,992         14,843         12,401
                                2/28/92         13,892         14,737         12,561
                                3/31/92         12,860         13,642         12,317
                                4/30/92         12,062         12,796         12,679
                                5/31/92         11,763         12,478         12,741
                                6/30/92         10,859         11,519         12,551
                                7/31/92         11,315         12,003         13,064
                                8/31/92         10,674         11,323         12,797
                                9/30/92         10,392         11,024         12,947
                               10/31/92         10,831         11,490         12,991
                               11/30/92         12,199         12,941         13,433
                               12/31/92         12,638         13,406         13,597
                                1/31/93         13,165         13,966         13,711
                                2/28/93         12,288         13,035         13,898
                                3/31/93         12,771         13,548         14,191
                                4/30/93         11,983         12,712         13,848
                                5/31/93         12,600         13,367         14,217
                                6/30/93         12,994         13,784         14,259
                                7/31/93         12,950         13,737         14,201
                                8/31/93         13,782         14,620         14,739
                                9/30/93         14,387         15,262         14,623
                               10/31/93         14,754         15,651         14,925
                               11/30/93         14,132         14,991         14,783
                               12/31/93         15,442         16,381         14,962
                                1/31/94         16,273         17,263         15,470
                                2/28/94         15,496         16,438         15,051
                                3/31/94         14,718         15,613         14,396
                                4/30/94         15,111         16,030         14,580
                                5/31/94         15,249         16,177         14,819
                                6/30/94         14,118         14,976         14,456
                                7/31/94         14,433         15,311         14,931
                                8/31/94         15,334         16,266         15,542
                                9/30/94         14,945         15,854         15,162
                               10/31/94         15,160         16,082         15,502
                               11/30/94         14,747         15,644         14,938
                               12/31/94         15,191         16,115         15,159
                                1/31/95         14,958         15,867         15,552
                                2/28/95         15,780         16,739         16,157
                                3/31/95         15,719         16,675         16,633
                                4/30/95         15,797         16,758         17,123
                                5/31/95         16,429         17,428         17,806
                                6/30/95         17,424         18,483         18,219
                                7/31/95         18,039         19,136         18,823
                                8/31/95         17,978         19,071         18,870
                                9/30/95         18,521         19,648         19,666
                               10/31/95         18,440         19,561         19,596
                               11/30/95         18,627         19,759         20,455
                               12/31/95         19,157         20,322         20,849
                                1/31/96         19,866         21,074         21,558
                                2/28/96         20,611         21,865         21,758
                                3/31/96         20,297         21,531         21,968
                                4/30/96         21,160         22,447         22,292
                                5/31/96         22,059         23,400         22,866
                                6/30/96         21,101         22,384         22,953
                                7/31/96         19,019         20,176         21,939
                                8/31/96         20,155         21,380         22,403
                                9/30/96         21,145         22,430         23,662
                               10/31/96         21,596         22,895         24,315
                               11/30/96         22,431         23,766         26,151
                               12/31/96         23,544         24,932         25,633
                                1/31/97         25,556         27,051         27,234
                                2/28/97         24,876         26,315         27,447
                                3/31/97         23,988         25,359         26,322
                                4/30/97         22,864         24,167         27,892
                                5/31/97         26,333         27,817         29,589
                                6/30/97         28,511         30,098         30,914
                                7/31/97         30,176         31,835         33,373
                                8/31/97         31,244         32,938         31,504
                                9/30/97         33,755         35,558         33,229
                               10/30/97         33,117         34,881         32,120
                               11/30/97         34,560         36,368         33,606
                               12/31/97         35,224         37,073         34,183
                                1/31/98         35,728         37,540         34,560
                                2/28/98         39,315         41,266         37,052
                                3/31/98         41,737         43,772         38,948
                                4/30/98         43,326         45,426         39,339
                                5/31/98         41,281         43,254         38,664
                                6/30/98         41,250         43,187         40,233
                                7/31/98         39,189         40,965         39,806
                                8/31/98         29,671         31,008         34,057
                                9/30/98         30,772         32,127         36,239
                               10/31/98         33,226         34,633         39,184
                               11/30/98         34,925         36,371         41,558
                               12/31/98         36,797         38,326         43,951
                                1/31/99         37,642         39,171         45,789
                                2/28/99         33,209         34,547         44,366
                                3/31/99         33,387         34,685         46,141
                                4/30/99         33,907         35,202         47,928
                                5/31/99         33,209         34,460         46,796
                                6/30/99         34,443         35,720         49,393
                                7/31/99         33,387         34,598         47,851
                                8/31/99         32,186         33,321         47,613
                                9/30/99         32,283         33,390         46,308
                               10/31/99         32,673         33,770         49,238
                               11/30/99         34,053         35,168         50,242
                               12/31/99         37,691         38,447         53,200

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

tended itself by trying to grow too fast and Prison Realty Trust practiced questionable disclosure. I've eliminated them both. Conseco--despite a number of positive moves to enhance shareholder value, including more conservative accounting and significant insider stock purchasing--has continued to decline.
I still like it and will wait with a reduced position, 4.1% of net assets.
    Nu Skin disappointed due to problems in their largest market, Japan. I neither bought nor sold it, as the stock could work out in a few quarters. Despite having good operating results and good outlooks, Rent-Way and Rent-A-Center declined on a sell recommendation

--------------------------------------------------------------------------------
Weightings
As a Percent of Net Assets
--------------------------

      [PIE CHART]

Common Stocks:

1 Large: 9% ($4 Bil. and above)
2 Medium: 23% (1 Bil.-$4 Bil.)
3 Small: 68% (Less than $1 Bil.)

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
MICROS Systems, Inc........................................................ 9.9%
 (Computers-Hardware)
NCO Group, Inc............................................................. 5.4
 (Services-Commercial & Consumer)
Rent-A-Center, Inc......................................................... 5.3
 (Services-Commercial & Consumer)
United Stationers, Inc..................................................... 5.2
 (Office Equipment & Supplies)
Conseco, Inc............................................................... 4.1
 (Insurance-Life & Health)
Dura Pharmaceuticals, Inc.................................................. 3.7
 (Health Care-Drugs-Generic & Other)
Rent-Way, Inc.............................................................. 3.7
 (Services-Commercial & Consumer)
Emisphere Technologies, Inc................................................ 3.5
 (Health Care-Diversified)
PolyMedica Industries, Inc................................................. 3.4
 (Health Care-Medical Products & Supplies)
Mail-Well, Inc............................................................. 2.7
 (Specialty Printing)

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                        (000's)
--------------------------------------------------------------------------------
Rent-A-Center, Inc..................................................... $33,629
NCO Group, Inc.........................................................  31,495
Rent-Way, Inc..........................................................  30,893
Mylan Laboratories, Inc................................................  19,149
SFX Entertainment, Inc. (Class A)......................................  18,500

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                        Proceeds
                                                                         (000's)
--------------------------------------------------------------------------------
AMFM, Inc............................................................. $213,927
Emmis Communications Corp. (Class A)..................................   79,866
Conseco, Inc..........................................................   67,403
NCO Group, Inc........................................................   43,552
Prison Realty Corp....................................................   41,637

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
--------------------------------------------------------------------------------
Services (Commercial & Consumer)............................................ 21%
Computers (Hardware)........................................................ 10
Computers (Software & Services).............................................  9
Office Equipment & Supplies.................................................  6
Health Care (Major Pharmaceuticals).........................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

that proved unfounded. I used the weakness to buy more. Both companies operate cash businesses in a growing market. I cut back AMFM and Emmis Communications at high valuations and invested the proceeds in lower valued names.
    My hope for 2000 is that our performance will continue to trend above the market as investors come to appreciate the combination of growing earnings and good value. In the meantime, thank you for your patience. The Fund's long-term record shows that hanging in there may be the best remedy for the suffering.

Thomas M. Maguire
--------------------------------------------------------------------------------

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO Growth Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.1%

 Air Freight - 0.1%
   611,000 *+Dynamex, Inc. (Illiquid++)............................... $    916

 Auto Parts & Equipment - 0.1%
   592,400 *+Precision Auto Care, Inc. .................................... 666

 Banks (Major Regional) - 0.4%
   172,275 Provident Bankshares Corp. ................................... 2,983

 Broadcasting (TV, Radio & Cable) - 0.9%
    14,000 *AMFM, Inc. .................................................. 1,095
   301,900 *Salem Communications Corp. (Class A)......................... 6,830

 Chemicals (Specialty) - 0.1%
   121,900 *TETRA Technologies, Inc. ...................................... 884

 Communication Equipment - 1.3%
   239,200 *Research In Motion, Ltd. ................................... 11,048

 Computers (Hardware) - 9.9%
 1,151,528 *+MICROS Systems, Inc. ...................................... 85,213

 Computers (Peripherals) - 0.5%
   298,500 *Quantum Corp. - DLT & Storage Systems........................ 4,515

 Computers (Software & Services) - 8.8%
   731,700 *Aspen Technology, Inc. ..................................... 19,344
   450,641 Autodesk, Inc. .............................................. 15,209
   573,700 *Cadence Design Systems, Inc. ............................... 13,769
   805,800 *Ciber, Inc. ................................................ 22,159
   831,700 *+Phoenix International Ltd., Inc. ........................... 3,223
   314,200 *TRO Learning, Inc. .......................................... 1,689

 Consumer (Jewelry, Novelties & Gifts) - 0.5%
   370,500 *Action Performance Cos., Inc. ............................... 4,261

 Consumer Finance - 1.7%
   471,050 *Creditrust Corp. ............................................ 3,621
   397,535 Doral Financial Corp. ........................................ 4,895
 1,435,200 *+Towne Services, Inc. ....................................... 5,741


                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Distributors (Food & Health) - 2.7%
  2,348,400 *+Nu Skin Enterprises, Inc. (Class A)..................... $ 21,282
    516,140 *+Weider Nutrition International, Inc. ...................... 1,903

 Entertainment - 2.7%
    640,000 *SFX Entertainment, Inc. (Class A).......................... 23,160

 Financial (Diversified) - 0.4%
    417,300 *+BNC Mortgage, Inc. ........................................ 2,712
    439,700 *United Panam Financial Corp. ................................. 852

 Health Care (Diversified) - 5.0%
    758,700 *+Anesta Corp. ............................................. 13,040
    984,435 *+Emisphere Technologies, Inc. ............................. 29,595

 Health Care (Drugs - Generic & Other) - 3.9%
  2,306,300 *+Dura Pharmaceuticals, Inc. ............................... 32,144
    494,900 *+Nastech Pharmaceutical Co., Inc. .......................... 1,670

 Health Care (Long-Term Care) - 1.1%
    734,600 *Res-Care, Inc. ............................................. 9,366

 Health Care (Major Pharmaceuticals) - 5.3%
    526,400 Mylan Laboratories, Inc. ................................... 13,259
  2,346,756 *+Serologicals Corp. ....................................... 14,081
    252,300 Teva Pharmaceutical Industries, Ltd. (ADR).................. 18,087

 Health Care (Managed Care) - 0.1%
    173,500 *Matria Healthcare, Inc. ...................................... 716

 Health Care (Medical Products & Supplies) - 4.3%
    560,550 *+Lifeline Systems, Inc. .................................... 8,408
  1,245,000 *+PolyMedica Industries, Inc. .............................. 28,791

 Health Care (Specialized Services) - 1.6%
    552,600 *+American Healthcorp, Inc. ................................. 2,521
  1,226,300 *+Prime Medical Services, Inc. ............................. 11,190

 Housewares - 0.5%
    369,900 *+Home Products International, Inc. ......................... 3,838

 Insurance (Lite & Health - 4.1%
  1,952,329 Conseco, Inc. .............................................. 34,898



 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Leisure Time (Products) - 0.1%
   356,900 *+American Coin Merchandising, Inc. ....................... $    981

 Lodging (Hotels) - 0.9%
   622,400 *ResortQuest International, Inc. ............................. 2,606
 1,026,800 *+Suburban Lodges of America, Inc. ........................... 5,327

 Machinery (Diversified) - 0.2%
   438,350 Chart Industries, Inc. ....................................... 1,753

 Manufacturing (Diversified) - 1.3%
   402,400 *Nortek, Inc. ............................................... 11,267

 Office Equipment & Supplies - 5.7%
   710,000 *+TRM Copy Centers Corp. ..................................... 4,349
 1,555,400 *United Stationers, Inc. .................................... 44,426

 Personal Care - 0.7%
   925,000 *+French Fragrances, Inc. .................................... 5,955

 Restaurants - 0.2%
   298,600 *Schlotzsky's, Inc. .......................................... 1,978

 Retail (Department Stores) - 0.7%
   262,300 *Rainbow Rentals, Inc. ....................................... 1,885
   246,000 *Value City Department Stores, Inc. .......................... 3,721

 Retail (Drug Stores) - 1.0%
   217,000 CVS Corp. .................................................... 8,666

 Retail (Food Chains) - 0.3%
   307,500 *NPC International, Inc. ..................................... 2,422

 Retail (Home Shopping) - 1.3%
   714,900 *+Damark International, Inc. ................................ 11,260

 Retail (Specialty) - 1.6%
   623,600 *+Blue Rhino Corp. ........................................... 6,080
   354,300 *+Funco, Inc. ................................................ 3,964
   271,000 *+Travis Boats & Motors, Inc. ................................ 3,252

 Retail (Specialty - Apparel) - 0.8%
   479,500 *+Concepts Direct, Inc. ...................................... 5,215
   542,213 *+Harold's Stores, Inc. ...................................... 2,033

 Services (Commercial & Consumer) - 20.8%
   787,700 *Bluegreen Corp. ............................................. 3,938

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
   669,700 Central Parking Corp. .................................... $ 12,808
   495,600 *FirstService Corp. ......................................... 6,784
   494,700 *Iron Mountain, Inc. ....................................... 19,448
   103,300 *Modis Professional Services, Inc. .......................... 1,472
 1,528,335 *+NCO Group, Inc. .......................................... 46,041
   220,200 *Pierce Leahy Corp. ......................................... 9,524
 2,288,000 *+Rent-A-Center, Inc. ...................................... 45,331
 1,706,100 *+Rent-Way, Inc. ........................................... 31,883
   305,800 SunSource, Inc. ............................................. 1,300

 Services (Computer Systems) - 1.2%
   650,800 *Computer Horizons Corp. ................................... 10,535

 Services (Employment) - 2.0%
   805,100 *+Hall, Kinion & Associates, Inc. .......................... 17,310

 Specialty Printing - 2.7%
 1,720,900 *Mail-Well, Inc. ........................................... 23,232

 Telecommunications (Cellular/Wireless) - 1.0%
   822,685 *CellStar Corp. ............................................. 8,124

 Telephone - 1.6%
 1,013,400 *+Innotrac Corp. ........................................... 13,934
                                                                         -------
 TOTAL COMMON STOCKS................................................... 858,378
                                                                         -------

 CASH EQUIVALENTS - 0.0%

 Investment Companies
     4,899 J.P. Morgan Institutional Prime Money Market..................... 5
                                                                         -------
 TOTAL CASH EQUIVALENTS...................................................... 5
                                                                         -------
 TOTAL INVESTMENTS - 100.1%............................................ 858,383
 Other Assets, less Liabilities......................................... (1,108)
                                                                         -------
 NET ASSETS........................................................... $857,275
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.
+Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). ++Securities are valued at fair value as determined by, and under the supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Equity Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          [PHOTO OF RICHARD MEAGLEY]

                                RICHARD MEAGLEY

    The SAFECO Equity Fund ended the year and latest quarter below the Lipper, Inc. average for large-cap value funds, and the S&P 500. The
Fund's returns fell short because it is underweighted in technology, which was the market's best-performing sector, and overweighted in financials.
    As interest rates climbed, mortgage-related stocks such as Washington Mutu-al, Fannie Mae and Freddie Mac fell beyond reason. Even as analysts raised earning estimates for Fannie Mae, investors sent the stock down.
    I started to broaden our technology holdings-- adding to telecommunication equipment manufac-turer Lucent Technologies and beginning a position in CenturyTel which, I

                              [PERFORMANCE GRAPH]

               PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                                  With Sales Charge                        Without Sales Charge
for the periods ended December 31, 1999     Quarter     1 Year     5 Year   10 Year    Quarter    1 Year     5 Year    10 Year
--------------------------------------------------------------------------------------------------------------------------------
Class A                                     0.14%       2.86%     19.95%    16.40%      6.24%     9.13%      21.38%     17.09%
Class B                                     1.12%       3.18%     20.47%    16.75%      6.12%     8.18%      20.66%     16.75%
S&P 500 Index                                N/A         N/A        N/A       N/A      14.88%    21.04%      28.54%     18.19%
Lipper, Inc. (Large-Cap Value Funds)         N/A         N/A        N/A       N/A       8.74%    11.23%      22.56%     15.06%

                                                SAFECO        SAFECO
                                           Equity Fund   Equity Fund       S&P 500
With Sales Charge                              Class A       Class B         Index
-----------------                         ------------   -----------    ----------

                          12/31/89               9,425        10,000        10,000
                           1/31/90               8,642         9,170         9,329
                           2/28/90               8,723         9,256         9,450
                           3/31/90               9,047         9,599         9,700
                           4/30/90               8,785         9,321         9,459
                           5/31/90               9,634        10,222        10,379
                           6/30/90               9,618        10,206        10,309
                           7/31/90               9,446        10,023        10,276
                           8/31/90               8,449         8,965         9,348
                           9/30/90               8,037         8,528         8,894
                          10/31/90               7,866         8,346         8,856
                          11/30/90               8,295         8,801         9,428
                          12/31/90               8,617         9,143         9,690
                           1/31/91               9,059         9,612        10,111
                           2/28/91               9,597        10,183        10,833
                           3/31/91               9,868        10,470        11,095
                           4/30/91              10,070        10,685        11,122
                           5/31/91              10,475        11,115        11,600
                           6/30/91               9,802        10,401        11,069
                           7/31/91              10,460        11,098        11,584
                           8/31/91              10,624        11,273        11,858
                           9/30/91              10,480        11,120        11,660
                          10/31/91              10,651        11,302        11,816
                          11/30/91               9,985        10,595        11,341
                          12/31/91              11,022        11,695        12,636
                           1/31/92              11,678        12,391        12,401
                           2/28/92              11,875        12,601        12,561
                           3/31/92              11,342        12,034        12,317
                           4/30/92              11,435        12,134        12,679
                           5/31/92              11,331        12,023        12,741
                           6/30/92              10,513        11,155        12,551
                           7/31/92              10,942        11,611        13,064
                           8/31/92              10,492        11,133        12,797
                           9/30/92              10,523        11,165        12,947
                          10/31/92              11,030        11,704        12,991
                          11/30/92              11,759        12,477        13,433
                          12/31/92              12,043        12,778        13,597
                           1/31/93              12,442        13,202        13,711
                           2/28/93              12,453        13,213        13,898
                           3/31/93              13,122        13,923        14,191
                           4/30/93              12,822        13,605        13,848
                           5/31/93              13,878        14,725        14,217
                           6/30/93              13,934        14,785        14,259
                           7/31/93              13,745        14,584        14,201
                           8/31/93              14,514        15,401        14,739
                           9/30/93              14,918        15,829        14,623
                          10/31/93              15,311        16,246        14,925
                          11/30/93              15,394        16,334        14,783
                          12/31/93              15,765        16,728        14,962
                           1/31/94              16,710        17,731        15,470
                           2/28/94              16,292        17,286        15,051
                           3/31/94              15,666        16,623        14,396
                           4/30/94              16,170        17,158        14,580
                           5/31/94              16,638        17,654        14,819
                           6/30/94              16,039        17,019        14,456
                           7/31/94              16,449        17,454        14,931
                           8/31/94              17,450        18,516        15,542
                           9/30/94              17,382        18,443        15,162
                          10/31/94              17,707        18,788        15,502
                          11/30/94              17,357        18,416        14,938
                          12/31/94              17,331        18,390        15,159
                           1/31/95              17,458        18,524        15,552
                           2/28/95              17,914        19,008        16,157
                           3/31/95              18,060        19,163        16,633
                           4/30/95              18,544        19,677        17,123
                           5/31/95              19,016        20,177        17,806
                           6/30/95              19,487        20,678        18,219
                           7/31/95              19,795        21,004        18,823
                           8/31/95              20,346        21,589        18,870
                           9/30/95              21,134        22,424        19,666
                          10/31/95              20,871        22,146        19,596
                          11/30/95              21,548        22,864        20,455
                          12/31/95              21,709        23,035        20,849
                           1/31/96              22,290        23,651        21,558
                           2/28/96              22,488        23,861        21,758
                           3/31/96              22,719        24,106        21,968
                           4/30/96              23,202        24,619        22,292
                           5/31/96              23,743        25,192        22,866
                           6/30/96              24,182        25,659        22,953
                           7/31/96              23,254        24,674        21,939
                           8/31/96              23,497        24,932        22,403
                           9/30/96              24,946        26,469        23,662
                          10/31/96              25,748        27,287        24,315
                          11/30/96              27,684        29,325        26,151
                          12/31/96              27,136        28,720        25,633
                           1/31/97              28,688        30,364        27,234
                           2/28/97              28,802        30,468        27,447
                           3/31/97              27,638        29,213        26,322
                           4/30/97              28,423        30,027        27,892
                           5/31/97              30,305        32,000        29,589
                           6/30/97              31,509        33,273        30,914
                           7/31/97              33,642        35,506        33,373
                           8/31/97              31,870        33,637        31,504
                           9/30/97              33,007        34,824        33,229
                          10/30/97              31,939        33,664        32,120
                          11/30/97              32,957        34,720        33,606
                          12/31/97              33,529        35,306        34,183
                           1/31/98              34,026        35,721        34,560
                           2/28/98              36,736        38,520        37,052
                           3/31/98              37,969        39,766        38,948
                           4/30/98              38,021        39,803        39,339
                           5/31/98              37,316        39,008        38,664
                           6/30/98              38,272        39,983        40,233
                           7/31/98              37,807        39,459        39,806
                           8/31/98              32,917        34,331        34,057
                           9/30/98              35,240        36,732        36,239
                          10/31/98              38,381        39,947        39,184
                          11/30/98              40,814        42,439        41,558
                          12/31/98              41,836        43,483        43,951
                           1/31/99              42,519        44,159        45,789
                           2/28/99              41,656        43,239        44,366
                           3/31/99              42,984        44,572        46,141
                           4/30/99              45,669        47,296        47,928
                           5/31/99              44,714        46,282        46,796
                           6/30/99              46,087        47,653        49,393
                           7/31/99              45,149        46,639        47,851
                           8/31/99              44,698        46,131        47,613
                           9/30/99              42,975        44,328        46,308
                          10/31/99              46,081        47,503        49,238
                          11/30/99              45,286        46,676        50,242
                          12/31/99              45,657        46,540        53,200

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

think, is growing by smart acquisitions. And I look forward to adding to technology--at reasonable prices.
    I remain very cautious about valuations, which explains our weightings in both technology and finance. In the fourth quarter, I made additions to Washington Mutual (WaMu) and Albertson's (another company whose stock declined beyond its bad news). I funded the WaMu additions (and held down our financial weighting) by eliminating U.S. Bancorp.
    I tend to populate the Fund with long-term core positions, which I will continue to buy and hold when they are down as long as I believe they are good companies with fixable, short-term problems. If not, I eliminate them, as was the case with Lock-heed Martin and 3Com. Procter & Gamble, a long-term core position, is a different story. I sold it down from our largest

Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

        [PIE CHART]

Common Stocks:

1  Large: 99% ($4 Bil. and above)
2  Cash & Other: 1%

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Microsoft Corp............................................................ 4.4%
 (Computers-Software & Services)
General Electric Co....................................................... 4.2
 (Electrical Equipment)
Federal National Mortgage Association..................................... 3.3
 (Financial-Diversified)
Johnson & Johnson......................................................... 3.3
 (Health Care-Diversified)
Exxon Mobil Corp.......................................................... 3.3
 (Oil-International Integrated)
Washington Mutual, Inc.................................................... 3.1
 (Savings & Loans)
Gannett Co., Inc.......................................................... 3.1
 (Publishing-Newspapers)
Albertson's, Inc.......................................................... 3.0
 (Retail-Food Chains)
Intel Corp................................................................ 2.9
 (Electronics-Semiconductors)
Procter & Gamble Co....................................................... 2.9
 (Household Products-Non-Durables)


TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                        (000's)
--------------------------------------------------------------------------------
Gannett Co., Inc........................................................ $59,092
Emerson Electric Co.....................................................  57,969
Albertson's, Inc. ......................................................  55,445
MCI WorldCom, Inc.......................................................  52,758
Procter & Gamble Co.....................................................  51,966

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                        Proceeds
                                                                         (000's)
--------------------------------------------------------------------------------
Intel Corp............................................................. $43,679
Procter & Gamble Co....................................................  43,514
Philip Morris Cos., Inc................................................  41,637
Motorola, Inc. ........................................................  37,800
Hewlett-Packard Co. ...................................................  34,112

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Health Care (Diversified)................................................... 9%
Telephone................................................................... 7
Electrical Equipment........................................................ 6
Household Products (Non-Durables)........................................... 6
Oil (International Integrated).............................................. 5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
holding when it was trading at 32 times 2000 estimated earnings in a broad mar-ket selling at 25 times.
    I believe the Fund is made up of high-quality companies with predictable earnings growth and positioned to do well in a moderating economy.

Richard Meagley

--------------------------------------------------------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 1999


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 98.7%

 Banks (Major Regional) - 4.3%
   682,000 Bank of America Corp..................................... $   34,228
 1,125,000 Citigroup, Inc............................................... 62,508

 Banks (Money Center) - 2.1%
   600,000 Chase Manhattan Corp. ....................................... 46,612

 Beverages (Alcoholic) - 1.6%
   500,000 Anheuser-Busch Co., Inc...................................... 35,437

 Beverages (Non-Alcoholic) - 2.4%
 1,500,000 PepsiCo, Inc. ............................................... 52,875

 Chemicals - 3.7%
   505,000 Du Pont (E.I.) de Nemours & Co............................... 33,267
 1,000,000 Praxair, Inc................................................. 50,312

 Computers (Hardware) - 4.0%
   400,000 Hewlett-Packard Co........................................... 45,575
   400,000 International Business Machines Corp......................... 43,200

 Computers (Software & Services) - 4.4%
   850,000 *Microsoft Corp.............................................. 99,238

 Electrical Equipment - 6.0%
   724,500 Emerson Electric Co.......................................... 41,568
   600,000 General Electric Co.......................................... 92,850

 Electronics (Semiconductors) - 2.9%
   800,000 Intel Corp. ................................................. 65,850

 Entertainment - 3.3%
 1,000,000 The Walt Disney Co. ......................................... 29,250
   625,000 Time Warner, Inc............................................. 45,273

 Financial (Diversified) - 5.0%
   800,000 Federal Home Loan Mortgage Corp.............................. 37,650
 1,200,000 Federal National Mortgage Association........................ 74,925

 Foods - 2.1%
   900,000 Bestfoods.................................................... 47,306



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO Equity Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Health Care (Diversified) - 8.7%
  1,500,000 Abbott Laboratories..................................... $   54,469
    600,000 American Home Products Corp................................. 23,663
    650,000 Bristol-Myers Squibb Co. ................................... 41,722
    800,000 Johnson & Johnson........................................... 74,500

 Health Care (Major Pharmaceuticals) - 2.2%
    730,000 Merck & Co., Inc............................................ 48,956

 Household Products (Non-Durables) - 5.6%
    900,000 Kimberly-Clark Corp. ....................................... 58,725
    600,000 Procter & Gamble Co......................................... 65,738

 Insurance (Multi-Line) - 3.6%
    500,000 American International Group, Inc........................... 54,063
    550,000 Hartford Financial Services Group, Inc...................... 26,056

 Manufacturing (Diversified) - 3.6%
    750,000 Dover Corp.................................................. 34,031
    700,000 Honeywell International, Inc. .............................. 40,381
     99,800 Illinois Tool Works, Inc..................................... 6,743

 Office Equipment & Supplies - 1.1%
  1,100,000 Xerox Corp. ................................................ 24,956

 Oil (International Integrated) - 5.2%
    903,080 Exxon Mobil Corp............................................ 72,754
    725,000 Royal Dutch Petroleum Co. (ADR)............................. 43,817

 Publishing (Newspapers) - 3.1%
    850,000 Gannett Co., Inc. .......................................... 69,328

 Retail (Department Stores) - 1.7%
  1,175,000 May Department Stores Co. .................................. 37,894

 Retail (Drug Stores) - 2.1%
  1,150,000 CVS Corp. .................................................. 45,928



 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 Retail (Food Chains) - 3.0%
  2,100,000 Albertson's, Inc....................................... $   67,725

 Retail (General Merchandise) - 1.5%
    470,000 Wal-Mart Stores, Inc. ..................................... 32,489

 Savings & Loans - 3.1%
  2,700,000 Washington Mutual, Inc. ....................................70,200

 Services (Data Processing) - 1.5%
    600,000 Automatic Data Processing, Inc. ........................... 32,325

 Telecommunications (Equipment) - 1.9%
    550,000 Lucent Technologies, Inc................................... 41,147

 Telecommunications (Long Distance) - 2.5%
  1,100,000 AT&T Corp.................................................. 55,825

 Telephone - 6.5%
    900,000 Bell Atlantic Corp......................................... 55,406
    850,000 CenturyTel, Inc............................................ 40,269
    945,000 *MCI WorldCom, Inc......................................... 50,144
                                                                        --------
 TOTAL COMMON STOCKS................................................. 2,207,178
                                                                        --------

 CASH EQUIVALENTS - 1.6%

 Investment Companies
 36,948,080 J.P. Morgan Institutional Prime Money Market............... 36,948
                                                                        --------
 TOTAL CASH EQUIVALENTS................................................. 36,948
                                                                        --------
 TOTAL INVESTMENTS - 100.3%.......................................... 2,244,126
 Other Assets, less Liabilities......................................... (6,942)
                                                                        --------
 NET ASSETS......................................................... $2,237,184
                                                                        --------
                                                                        --------

--------------------------------------------------------------------------------
* Non-income producing security.



                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                              SAFECO Income Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            [PHOTO OF THOMAS RATH]

                                  THOMAS RATH

   The SAFECO Income Fund had a great fourth quarter, yet it wasn't enough to carry our annual return above the S&P 500. The year, itself, was characterized by the market's focus on large-cap growth stocks, pri-marily technology, where we were underweighted in the first half.
   Midyear, I made the hardest decision an investor makes. I cut our losses in the large positions we'd built in Prison Realty, Family Golf and Suburban Lodges, and redirected assets into higher-quality companies and technology. Thus, with increased exposure to technology, the Fund outperformed its equity-income peers for the 4th quarter of 1999.
   Reconfiguring the Fund, I sought growth at a reasonable

                              [PERFORMANCE GRAPH]

               PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                             With Sales Charge                                Without Sales Charge
for the periods ended December 31, 1999       Quarter   1 Year     5 Year   10 Year  Quarter   1 Year      5 Year    10 Year
-----------------------------------------------------------------------------------------------------------------------------
Class A                                       5.06%    (4.81)%     15.38%   10.81%   11.46%    1.01 %     16.76 %     11.47 %
Class B                                       6.22%    (4.60)%     16.07%   11.24%   11.22%    0.18 %     16.28 %     11.24 %
S & P 500 Index                                N/A       N/A         N/A      N/A    14.88%   21.04 %     28.54 %     18.19 %
Lipper, Inc. (Equity-Income Funds)             N/A       N/A         M/A      N/A     3.80%    3.34 %     17.36 %     12.40 %

                                                  SAFECO        SAFECO
                                             Income Fund   Income Fund     S&P 500
With Sales Charge                                Class A       Class B       Index
                                             -----------   -----------    --------
                            12/31/89              9,425        10,000      10,000
                             1/31/90              8,948         9,495       9,329
                             2/28/90              8,989         9,538       9,450
                             3/31/90              9,057         9,611       9,700
                             4/30/90              8,717         9,250       9,459
                             5/31/90              9,176         9,737      10,379
                             6/30/90              9,139         9,698      10,309
                             7/31/90              8,976         9,525      10,276
                             8/31/90              8,311         8,819       9,348
                             9/30/90              7,970         8,457       8,894
                            10/31/90              7,778         8,253       8,856
                            11/30/90              8,254         8,759       9,428
                            12/31/90              8,410         8,925       9,690
                             1/31/91              8,738         9,272      10,111
                             2/28/91              9,241         9,806      10,833
                             3/31/91              9,381         9,955      11,095
                             4/30/91              9,483        10,063      11,122
                             5/31/91              9,770        10,367      11,600
                             6/30/91              9,524        10,106      11,069
                             7/31/91              9,795        10,394      11,584
                             8/31/91             10,092        10,709      11,858
                             9/30/91             10,076        10,692      11,660
                            10/31/91             10,181        10,804      11,816
                            11/30/91              9,761        10,358      11,341
                            12/31/91             10,366        11,000      12,636
                             1/31/92             10,446        11,085      12,401
                             2/28/92             10,479        11,120      12,561
                             3/31/92             10,378        11,013      12,317
                             4/30/92             10,681        11,334      12,679
                             5/31/92             10,782        11,441      12,741
                             6/30/92             10,821        11,483      12,551
                             7/31/92             11,224        11,910      13,064
                             8/31/92             11,142        11,823      12,797
                             9/30/92             11,260        11,949      12,947
                            10/31/92             11,053        11,729      12,991
                            11/30/92             11,337        12,030      13,433
                            12/31/92             11,555        12,262      13,597
                             1/31/93             11,807        12,529      13,711
                             2/28/93             12,032        12,767      13,898
                             3/31/93             12,439        13,200      14,191
                             4/30/93             12,269        13,019      13,848
                             5/31/93             12,432        13,192      14,217
                             6/30/93             12,496        13,260      14,259
                             7/31/93             12,432        13,192      14,201
                             8/31/93             12,840        13,625      14,739
                             9/30/93             12,876        13,663      14,623
                            10/31/93             13,100        13,901      14,925
                            11/30/93             12,941        13,732      14,783
                            12/31/93             13,006        13,801      14,962
                             1/31/94             13,430        14,251      15,470
                             2/28/94             13,130        13,933      15,051
                             3/31/94             12,672        13,447      14,396
                             4/30/94             12,820        13,604      14,580
                             5/31/94             12,827        13,612      14,819
                             6/30/94             12,639        13,412      14,456
                             7/31/94             13,029        13,826      14,931
                             8/31/94             13,441        14,263      15,542
                             9/30/94             13,259        14,070      15,162
                            10/31/94             13,236        14,045      15,502
                            11/30/94             12,767        13,548      14,938
                            12/31/94             12,863        13,650      15,159
                             1/31/95             13,190        13,996      15,552
                             2/28/95             13,602        14,434      16,157
                             3/31/95             13,988        14,843      16,633
                             4/30/95             14,287        15,160      17,123
                             5/31/95             14,704        15,603      17,806
                             6/30/95             14,886        15,796      18,219
                             7/31/95             15,466        16,412      18,823
                             8/31/95             15,578        16,530      18,870
                             9/30/95             16,050        17,031      19,666
                            10/31/95             15,873        16,844      19,596
                            11/30/95             16,427        17,432      20,455
                            12/31/95             16,768        17,794      20,849
                             1/31/96             17,305        18,363      21,558
                             2/28/96             17,347        18,408      21,758
                             3/31/96             17,553        18,626      21,968
                             4/30/96             17,622        18,699      22,292
                             5/31/96             18,205        19,318      22,866
                             6/30/96             18,433        19,560      22,953
                             7/31/96             17,914        19,009      21,939
                             8/31/96             18,251        19,367      22,403
                             9/30/96             19,095        20,262      23,662
                            10/31/96             19,801        20,991      24,315
                            11/30/96             20,840        22,083      26,151
                            12/31/96             20,785        22,004      25,633
                             1/31/97             21,611        22,880      27,234
                             2/28/97             21,640        22,900      27,447
                             3/31/97             20,828        22,033      26,322
                             4/30/97             21,124        22,326      27,892
                             5/31/97             22,636        23,905      29,589
                             6/30/97             23,569        24,869      30,914
                             7/31/97             24,841        26,194      33,373
                             8/31/97             24,454        25,784      31,504
                             9/30/97             25,550        26,913      33,229
                            10/30/97             24,691        25,996      32,120
                            11/30/97             25,580        26,913      33,606
                            12/31/97             26,222        27,583      34,183
                             1/31/98             26,538        28,020      34,560
                             2/28/98             28,023        29,575      37,052
                             3/31/98             29,172        30,764      38,948
                             4/30/98             29,392        30,971      39,339
                             5/31/98             28,745        30,267      38,664
                             6/30/98             29,310        30,852      40,233
                             7/31/98             28,045        29,499      39,806
                             8/31/98             23,743        24,953      34,057
                             9/30/98             24,164        25,384      36,239
                            10/31/98             25,602        26,882      39,184
                            11/30/98             26,996        28,322      41,558
                            12/31/98             27,632        28,970      43,951
                             1/31/99             28,054        29,400      45,789
                             2/28/99             26,107        27,335      44,366
                             3/31/99             26,700        27,955      46,141
                             4/30/99             27,658        28,931      47,928
                             5/31/99             27,362        28,585      46,796
                             6/30/99             28,108        29,350      49,393
                             7/31/99             27,112        28,286      47,851
                             8/31/99             25,773        26,863      47,613
                             9/30/99             25,042        26,095      46,308
                            10/31/99             26,805        27,918      49,238
                            11/30/99             26,769        27,843      50,242
                            12/31/99             27,911        28,523      53,200

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

price. In the case of BEA Systems, the price didn't stay "reasonable" very long. This company, which provides nuts and bolts software for e-commerce, has quadrupled since I bought it. Other new positions bought on price breaks that contributed nicely included telephone equipment manufacturer Nortel Networks, Cadence Design Systems, Costco and Home Depot.
    Of our long-term holdings, MICROS Systems climbed almost 83% during the quarter on the pending launch of its new hotel software product and spin-off of its Internet reservation system. AMFM and the Merrill Lynch Convertible Preferred were also big contributors in the fourth quarter. While Finova Group has yet to deliver, I'm retaining my position. My hope for the new year is

Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1  Large: 63% ($4 Bil. and above)
2  Medium: 19% ($1 Bil.-$4 Bil.)
3  Small: 5% (Less than $1 Bil.)
4  Preferred Stock: 12%
5  Cash & Other: 1%

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN HOLDINGS                                                      Net Assets
--------------------------------------------------------------------------------
Merrill Lynch & Co. 7.875% Convertible.................................... 7.1%
 (Computers-Software & Services)
MICROS Systems, Inc. ..................................................... 5.4
 (Computers-Hardware)
AMFM, Inc. 7.00% Convertible.............................................. 3.1
 (Broadcasting-TV, Radio & Cable)
Kimberly-Clark Corp. ..................................................... 3.0
 (Household Products-Non-Durables)
Hewlett-Packard Co. ...................................................... 2.6
 (Computers-Hardware)
Minnesota Mining & Manufacturing Co. ..................................... 2.5
 (Manufacturing-Diversified)
General Electric Co. ..................................................... 2.5
 (Electrical Equipment)
Finova Group, Inc. ....................................................... 2.4
 (Financial-Diversified)
PepsiCo, Inc. ............................................................ 2.4
 (Beverages-Non-Alcoholic)
GTE Corp. ................................................................ 2.4
 (Telephone)

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                         (000's)
--------------------------------------------------------------------------------
Conseco, Inc. .......................................................... $8,399
Cadence Design Systems, Inc. ...........................................  8,358
Abbott Laboratories.....................................................  8,032
Bristol-Myers Squibb Co. ...............................................  7,641
Merrill Lynch & Co. 7.875% Convertible..................................  6,902

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                       Proceeds
                                                                        (000's)
--------------------------------------------------------------------------------
AMFM, Inc. 7.00% Convertible...........................................  $21,341
American Home Products Corp. ..........................................   13,448
Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati Bell, Inc. .   11,267
Mobil Corp. ...........................................................    9,734
Conseco, Inc. .........................................................    8,770

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services)............................................. 11%
Computers (Hardware)........................................................  8
Oil (International Integrated)..............................................  6
Health Care (Diversified)...................................................  6
Services (Commercial & Consumer)............................................  6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
that the Fund's momentum will continue. I expect money coming into market fol-lowing Y2K to sustain valuations in the short term. Further out is more worri-some. I feel certain the market will broaden, or correct, and the focus will return to value. When that happens, those who are already there will be the winners. For that reason, I'm interested in valuations that can be defended and will continue to seek growth at a reasonable price.

Thomas Rath

--------------------------------------------------------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the Uni-versity of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO Income Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 87.3%

 Airlines - 0.9%
  128,800 *Northwest Airlines Corp. .................................. $  2,866

 Banks (Major Regional) - 1.6%
   99,111 Bank of America Corp. ......................................... 4,974

 Banks (Money Center) - 2.3%
   90,000 Chase Manhattan Corp. ......................................... 6,992

 Beverages (Non-Alcoholic) - 2.4%
  210,000 PepsiCo, Inc. ................................................. 7,403

 Broadcasting (TV, Radio & Cable) - 1.0%
  133,800 *Salem Communications Corp. (Class A).......................... 3,027

 Chemicals - 1.5%
   70,000 Du Pont (E.I.) de Nemours & Co. ............................... 4,611

 Communication Equipment - 2.1%
   44,100 Nortel Networks Corp. ......................................... 4,454
   34,000 Scientific-Atlanta, Inc. ...................................... 1,891

 Computers (Hardware) - 8.0%
   70,900 Hewlett-Packard Co. ........................................... 8,078
  224,000 *MICROS Systems, Inc. ........................................ 16,576

 Computers (Peripherals) - 1.2%
  240,000 *Quantum Corp. -  DLT & Storage Systems........................ 3,630

 Computers (Software & Services) - 3.9%
   73,000 *BEA Systems, Inc. ............................................ 5,105
  289,500 *Cadence Design Systems, Inc. ................................. 6,948

 Distributors (Food & Health) - 0.6%
  202,400 *Nu Skin Enterprises, Inc. (Class A)........................... 1,834

 Electric Companies - 1.4%
  250,000 NIPSCO Industries, Inc. ....................................... 4,469

 Electrical Equipment - 2.5%
   50,000 General Electric Co. .......................................... 7,738

 Electronics (Semiconductors) - 2.0%
   75,000 Intel Corp. ................................................... 6,173



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Financial (Diversified) - 4.1%
   80,000 Federal National Mortgage Association....................... $  4,995
  211,060 Finova Group, Inc. ............................................ 7,493

 Foods - 0.8%
  110,000 ConAgra, Inc. ................................................. 2,482

 Health Care (Diversified) - 5.8%
  195,800 Abbott Laboratories............................................ 7,110
  115,900 American Home Products Corp. .................................. 4,571
   97,000 Bristol-Myers Squibb Co. ...................................... 6,226

 Health Care (Drugs - Generic & Other) - 1.0%
   67,000 Pharmacia & Upjohn, Inc. ...................................... 3,015

 Health Care (Major Pharmaceuticals) - 2.2%
  100,000 Merck & Co., Inc. ............................................. 6,706

 Household Products (Non-Durables) - 3.0%
  140,000 Kimberly-Clark Corp. .......................................... 9,135

 Insurance (Life & Health) - 1.9%
  330,700 Conseco, Inc. ................................................. 5,911

 Insurance (Multi-Line) - 1.2%
   75,000 Hartford Financial Services Group, Inc. ....................... 3,553

 Manufacturing (Diversified) - 2.5%
   80,000 Minnesota Mining & Manufacturing Co. .......................... 7,830

 Office Equipment & Supplies - 1.0%
  112,100 *United Stationers, Inc. ...................................... 3,202

 Oil (International Integrated) - 5.9%
   59,409 Exxon Mobil Corp. ............................................. 4,786
  100,000 Royal Dutch Petroleum Co. (ADR)................................ 6,044
  135,000 Texaco, Inc. .................................................. 7,332

 Railroads - 1.8%
  168,600 GATX Corp. .................................................... 5,690

 Real Estate Investment Trust - 4.7%
  100,000 Equity Residential Properties Trust............................ 4,269

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
  205,000 First Industrial Realty Trust, Inc. ........................ $  5,625
  185,000 Liberty Property Trust......................................... 4,486

 Retail (Building Supplies) - 1.3%
   57,300 Home Depot, Inc. .............................................. 3,929

 Retail (Drug Stores) - 1.6%
  126,100 CVS Corp. ..................................................... 5,036

 Retail (Food Chains) - 2.2%
  206,700 Albertson's, Inc. ............................................. 6,666

 Retail (General Merchandise) - 1.4%
   46,700 *Costco Companies, Inc. ....................................... 4,261

 Savings & Loans - 1.4%
  171,000 Washington Mutual, Inc. ....................................... 4,446

 Services (Commercial & Consumer) - 4.3%
   37,300 Central Parking Corp. ........................................... 713
  165,400 *Iron Mountain, Inc. .......................................... 6,502
   38,200 *Modis Professional Services, Inc. .............................. 544
   52,900 *Pierce Leahy Corp. ........................................... 2,288
   45,800 United Parcel Service, Inc. (Class B).......................... 3,160

 Services (Data Processing) - 1.1%
   65,200 Automatic Data Processing, Inc. ............................... 3,513

 Telecommunications (Equipment) - 1.3%
   53,100 Lucent Technologies, Inc. ..................................... 3,973

 Telephone - 4.5%
  104,500 GTE Corp. ..................................................... 7,374
  150,300 *Innotrac Corp. ............................................... 2,067
   82,950 *MCI WorldCom, Inc. ........................................... 4,402

 Waste Management - 0.9%
  121,500 Landauer, Inc. ................................................ 2,658
                                                                         -------
 TOTAL COMMON STOCKS.................................................... 268,762
                                                                         -------
 PREFERRED STOCKS - 11.5%
 Broadcasting (TV, Radio & Cable) - 3.1%
   45,000 AMFM, Inc. 7.00% Convertible................................... 9,681

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 Computers (Software & Services) - 7.1%
   414,200 Merrill Lynch & Co. 7.875% Convertible.................... $ 21,797
 Services (Commercial & Consumer) - 1.3%
   311,200 Central Parking 5.25% Convertible............................ 4,123
                                                                         -------
 TOTAL PREFERRED STOCKS................................................. 35,601
                                                                         -------
 CASH EQUIVALENTS - 1.8%
 Investment Companies
 5,485,568 J.P. Morgan Institutional Prime Money Market................. 5,486
                                                                         -------
 TOTAL CASH EQUIVALENTS.................................................. 5,486
                                                                         -------
 TOTAL INVESTMENTS - 100.6%............................................ 309,849
 Other Assets, less Liabilities......................................... (1,901)
                                                                         -------
 NET ASSETS........................................................... $307,948
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.




                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         [PHOTO OF WILLIAM B. WHITLOW]

                              WILLIAM B. WHITLOW

    For the quarter and the year ended December 31, 1999, SAFECO North-west Fund handily outperformed the Lipper, Inc. average for multi-cap growth funds and the S&P 500. The Fund's outperformance is due to its heavy concentration in technology, initial public offerings (IPOs), and its investing universe.
    Technology has surpassed aerospace as the driver of Washington's economy and is the clear driver of the region's economy, and I've posi tioned the Fund to take advantage of that. At December 31, 58% of net

                              [PERFORMANCE GRAPH]

               PERFORMANCE OVERVIEW - Class A and Class B Shares

                                                          With Sales Charge                       Without Sales Charge
Average Annual Total Return for the                                               Since                                        Since
for the periods ended December 31, 1999     Quarter     1 Year      5 Year   Inception*  Quarter    1 Year     5 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Class A                                     27.23%      45.06%      21.94%    15.35%    34.99%      53.90%     23.39%        16.12%
Class B                                     29.61%      47.57%      22.67%    15.83%    34.61%      52.57%     22.84%        15.83%
S & P 500 Index                               N/A         N/A         N/A       N/A     14.88%      21.04%     28.54%        20.03%
Lipper, Inc. (Multi-Cap Core Funds)           N/A         N/A         N/A       N/A     17.95%      22.45%     23.28%         N/A
WM Group NW 50 Index                          N/A         N/A         N/A       N/A     17.57%      27.80%     28.51%        18.43%

* Graph and average annual return comparison begins February 7, 1991, inception date of the fund.

                                                     SAFECO          SAFECO                            WM Group
                                             Northwest Fund  Northwest Fund          S&P 500              NW 50
With Sales Charge                                   Class A         Class B            Index              Index
-----------------                            --------------  --------------      -----------          ---------

                                2/7/91              9,425          10,000           10,000            10,000
                               2/28/91              9,548          10,130           10,336            10,288
                               3/31/91              9,762          10,357           10,586            10,692
                               4/30/91             10,047          10,660           10,611            10,940
                               5/31/91             10,390          11,024           11,067            11,579
                               6/30/91              9,782          10,379           10,561            10,791
                               7/31/91             10,365          10,998           11,052            11,298
                               8/31/91             10,795          11,454           11,314            11,739
                               9/30/91             10,531          11,173           11,124            11,500
                              10/31/91             10,425          11,061           11,273            11,477
                              11/30/91              9,783          10,380           10,820            11,006
                              12/31/91             10,973          11,643           12,056            12,308
                               1/31/92             11,446          12,144           11,831            12,934
                               2/28/92             11,813          12,533           11,985            13,112
                               3/31/92             11,553          12,258           11,752            12,677
                               4/30/92             11,148          11,828           12,096            12,083
                               5/31/92             11,263          11,950           12,155            11,958
                               6/30/92             10,908          11,573           11,975            11,524
                               7/31/92             11,159          11,840           12,464            11,627
                               8/31/92             10,860          11,522           12,209            11,292
                               9/30/92             11,312          12,002           12,352            11,722
                              10/31/92             11,690          12,403           12,395            12,171
                              11/30/92             12,184          12,927           12,816            12,701
                              12/31/92             12,518          13,282           12,973            12,709
                               1/31/93             12,568          13,334           13,081            12,790
                               2/28/93             11,951          12,680           13,260            12,374
                               3/31/93             12,419          13,176           13,539            12,869
                               4/30/93             11,911          12,638           13,212            12,563
                               5/31/93             12,170          12,912           13,564            12,857
                               6/30/93             12,056          12,791           13,604            12,564
                               7/31/93             11,956          12,685           13,549            12,096
                               8/31/93             12,294          13,044           14,062            12,576
                               9/30/93             12,285          13,035           13,951            12,276
                              10/31/93             12,445          13,204           14,240            12,699
                              11/30/93             12,494          13,257           14,105            12,955
                              12/31/93             12,647          13,418           14,275            13,110
                               1/31/94             12,870          13,655           14,760            13,491
                               2/28/94             13,195          14,000           14,360            13,677
                               3/31/94             12,637          13,407           13,735            13,178
                               4/30/94             12,606          13,375           13,911            13,122
                               5/31/94             12,799          13,580           14,139            13,303
                               6/30/94             12,472          13,233           13,792            12,881
                               7/31/94             12,655          13,427           14,245            12,963
                               8/31/94             13,225          14,031           14,828            13,692
                               9/30/94             12,923          13,711           14,466            13,150
                              10/31/94             12,799          13,580           14,790            13,053
                              11/30/94             12,481          13,243           14,252            12,801
                              12/31/94             12,450          13,210           14,463            12,853
                               1/31/95             12,605          13,373           14,838            12,797
                               2/28/95             12,923          13,711           15,415            13,254
                               3/31/95             13,354          14,169           15,870            13,673
                               4/30/95             13,529          14,354           16,337            14,069
                               5/31/95             13,735          14,573           16,988            14,052
                               6/30/95             14,412          15,291           17,382            14,890
                               7/31/95             15,163          16,088           17,959            15,437
                               8/31/95             15,297          16,230           18,004            15,715
                               9/30/95             15,379          16,317           18,763            16,273
                              10/31/95             15,198          16,125           18,696            15,877
                              11/30/95             15,166          16,091           19,516            16,092
                              12/31/95             14,962          15,875           19,892            16,267
                               1/31/96             15,104          16,026           20,568            16,163
                               2/28/96             15,564          16,514           20,759            16,517
                               3/31/96             16,506          17,513           20,959            17,046
                               4/30/96             16,955          17,990           21,268            18,052
                               5/31/96             17,240          18,292           21,815            18,325
                               6/30/96             16,881          17,911           21,899            18,227
                               7/31/96             16,081          17,062           20,932            17,314
                               8/31/96             16,596          17,609           21,374            18,152
                               9/30/96             16,857          17,885           22,576            18,602
                              10/31/96             16,441          17,418           23,198            18,453
                              11/30/96             17,150          18,171           24,950            19,769
                              12/31/96             17,199          18,210           24,456            20,211
                               1/31/97             18,447          19,520           25,983            21,093
                               2/28/97             18,447          19,508           26,187            21,465
                               3/31/97             17,676          18,677           25,113            20,851
                               4/30/97             18,300          19,326           26,611            21,761
                               5/31/97             19,511          20,598           28,230            23,523
                               6/30/97             20,625          21,766           29,494            24,612
                               7/31/97             22,411          23,622           31,840            26,835
                               8/31/97             21,811          22,973           30,058            25,944
                               9/30/97             22,900          24,102           31,703            27,737
                              10/30/97             21,811          22,960           30,645            25,880
                              11/30/97             22,753          23,933           32,063            27,428
                              12/31/97             22,495          23,660           32,613            26,784
                               1/31/98             22,273          23,424           32,973            26,658
                               2/28/98             24,542          25,805           35,350            29,359
                               3/31/98             24,842          26,110           37,159            30,733
                               4/30/98             25,442          26,733           37,533            30,966
                               5/31/98             23,577          24,753           36,888            29,097
                               6/30/98             24,099          25,279           38,386            30,896
                               7/31/98             22,599          23,701           37,978            28,980
                               8/31/98             18,100          18,980           32,493            24,333
                               9/30/98             19,144          20,060           34,574            25,456
                              10/31/98             20,330          21,292           37,384            28,274
                              11/30/98             22,052          23,092           39,649            31,483
                              12/31/98             23,140          24,220           41,932            35,244
                               1/31/99             24,524          25,647           43,686            37,006
                               2/28/99             23,562          24,626           42,329            36,454
                               3/31/99             23,813          24,878           44,022            39,007
                               4/30/99             24,340          25,396           45,727            40,556
                               5/31/99             25,433          26,529           44,647            40,607
                               6/30/99             27,331          28,488           47,125            42,487
                               7/31/99             26,699          27,816           45,654            39,228
                               8/31/99             26,712          27,802           45,426            39,107
                               9/30/99             26,382          27,452           44,181            38,312
                              10/31/99             29,110          30,279           46,977            40,303
                              11/30/99             31,509          32,769           47,935            40,959
                              12/31/99             35,612          36,543           50,757            45,043

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

assets were in telecommunications, medical technology and computer-related companies. Gaining over 200% were F5 Networks, Western Wireless, NEXTLINK, VoiceStream and SonoSite. They are respectively an Internet software company, three telecoms and a medical technology company.
   We've been very successful taking small positions in numerous start-ups. At December 31, about 20% of net assets were invested in 11 IPO companies, includ-ing F5 Networks, WebTrends, Internap Network Services, WatchGuard and Primus Knowledge Solutions. In general, I give preference to companies that enable, rather than use, the Internet.
   I've been buying Visio (diagramming software) since its acquisition was an-nounced, as Visio's value will benefit upon con-

--------------------------------------------------------------------------------

Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1  Large: 42% ($4 Bil. and above)
2  Medium: 17% ($1 Bil. -$4 Bil.)
3  Small: 41% (Less than $1 Bil.)

--------------------------------------------------------------------------------

                                   HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Microsoft Corp............................................................. 5.9%
 (Computers-Software & Services)
VoiceStream Wireless Corp.................................................. 5.1
 (Telecommunications-Cellular/Wireless)
Visio Corp................................................................. 4.9
 (Computers-Software & Services)
NEXTLINK Communications, Inc. (Class A).................................... 3.9
 (Telephone)
Hewlett-Packard Co......................................................... 3.6
 (Computers-Hardware)
Internap Network Services Corp............................................. 3.5
 (Computers-Software & Services)
Expeditors International of Washington, Inc................................ 3.3
 (Air Freight)
TJ International, Inc...................................................... 3.2
 (Building Materials)
Costco Companies, Inc...................................................... 3.2
 (Retail-General Merchandise)
Intel Corp................................................................. 3.1
 (Electronics-Semiconductors)

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                         (000's)
--------------------------------------------------------------------------------
Visio Corp.............................................................. $3,123
Mylan Laboratories, Inc.................................................  3,045
StanCorp Financial Group, Inc...........................................  2,173
Assisted Living Concepts, Inc...........................................  2,068
Northwest Airlines Corp.................................................  1,924

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                       Proceeds
                                                                        (000's)
--------------------------------------------------------------------------------
Eagle Hardware & Garden, Inc............................................. $3,420
Weyerhaeuser Co..........................................................  2,444
F5 Networks, Inc.........................................................  2,286
American Home Products Corp..............................................  2,117
Starbucks Corp...........................................................  2,113

                                                                      Percent of
TOP FIVE INDUSTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Computers (Software & Services)............................................. 20%
Telecommunications (Cellular/Wireless)......................................  7
Computers (Peripherals).....................................................  6
Retail (Food Chains)........................................................  6
Computers (Hardware)........................................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

version to Microsoft stock. TJ International (manufactured wood products) climbed on news of its takeover by Weyerhaeuser.
    To balance our tech concentration, I'm holding substantial positions in Kroger (Fred Meyer and QFC), Costco, Albertson's, Starbucks and Washington Mu-tual. I like their defensive qualities and their prices. Even though I am man-aging in a growth style, I remain sensitive to value and risk.
    I believe the Northwest economy will outpace the nation's beyond 2000. Some of America's fastest-growing companies are headquartered here, and I have tried to position the SAFECO Northwest Fund to take advantage of them.

William B. Whitlow

--------------------------------------------------------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before rejoining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 100.0%

 Air Freight - 3.3%
  81,000 Expeditors International of Washington, Inc. ................ $  3,549

 Airlines - 1.4%
  67,000 *Northwest Airlines Corp. ...................................... 1,491

 Banks (Major Regional) - 2.4%
  63,000 U.S. Bancorp ................................................... 1,500
  74,800 West Coast Bancorp, Inc. ....................................... 1,010

 Banks (Regional) - 1.2%
  78,000 Heritage Financial Corp. ......................................... 673
  79,000 Washington Banking Co. ........................................... 652

 Biotechnology - 1.8%
 115,700 *Corixa Corp. .................................................. 1,967

 Building Materials - 3.2%
  82,000 TJ International, Inc. ......................................... 3,444

 Chemicals (Diversified) - 2.2%
 137,000 Penford Corp.

 Communication Equipment - 1.5%
 176,200 *GST Telecommunications, Inc. .................................. 1,597

 Computers (Hardware) - 5.3%
  57,600 *Apex, Inc. .................................................... 1,858
  34,000 Hewlett-Packard Co. ............................................ 3,874

 Computers (Peripherals) - 5.7%
  63,000 *ImageX.com, Inc. .............................................. 2,638
  37,100 *Primus Knowledge Solutions, Inc. ...............................1,681
  58,000 *WatchGuard Technologies, Inc. ..................................1,754

 Computers (Software & Services) - 20.3%
  10,800 *Digimarc Corp. .................................................. 540
  12,300 *F5 Networks, Inc. ............................................. 1,402
  21,600 *Internap Network Services Corp. ................................3,737
  54,500 *Microsoft Corp. ............................................... 6,363
  69,000 *ONYX Software Corp. ........................................... 2,553

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 110,000 *Visio Corp. ................................................ $  5,225
  24,000 *WebTrends Corp. ................................................1,944

 Electronics (Semiconductors) - 3.1%
  40,500 Intel Corp. .................................................... 3,334

 Engineering & Construction - 1.1%
 150,000 *Morrison Knudsen Corp. ........................................ 1,172

 Hardware & Tools - 1.0%
 141,000 *Jore Corporation............................................... 1,102

 Health Care (Diversified) - 1.0%
  27,000 American Home Products Corp. ................................... 1,065

 Health Care (Drugs - Generic & Other) - 1.1%
  56,500 *PathoGenesis Corp. ............................................ 1,211

 Health Care (Long-Term Care) - 0.6%
 280,000 *Assisted Living Concepts, Inc. .................................. 577

 Health Care (Major Pharmaceuticals) - 4.8%
 113,000 Mylan Laboratories, Inc. ....................................... 2,846
 152,000 *Penwest Pharmaceuticals Co. ................................... 2,318

 Health Care (Medical Products & Supplies) - 4.0%
 229,000 *Protocol Systems, Inc. ........................................ 2,061
  70,000 *SonoSite, Inc. ................................................ 2,214

 Insurance (Life & Health) - 2.1%
  90,000 StanCorp Financial Group, Inc. ................................. 2,267

 Iron & Steel - 1.9%
 109,000 Schnitzer Steel Industries, Inc. ............................... 2,071

 Leisure Time (Products) - 1.0%
  94,000 *Ambassadors International, Inc. ............................... 1,028

 Restaurants - 2.8%
 125,300 *Starbucks Corp. ............................................... 3,039

 Retail (Food Chains) - 5.6%
  97,120 Albertson's, Inc. .............................................. 3,132
 150,000 * Kroger Co. ................................................... 2,831

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Retail (General Merchandise) - 3.2%
  37,000 *Costco Companies, Inc. ..................................... $  3,376

 Savings & Loans - 2.9%
  64,000 Riverview Bancorp, Inc. .......................................... 620
  97,000 Washington Mutual, Inc. ........................................ 2,522

 Services (Commercial & Consumer) - 2.0%
  89,500 *N2H2, Inc. .................................................... 2,103

 Services (Data Processing) - 2.7%
 247,000 *ARIS Corp. .................................................... 2,902

 Telecommunications (Cellular/Wireless) - 6.9%
  38,500 *VoiceStream Wireless Corp. .................................... 5,479
  28,500 *Western Wireless Corp.
         (Class A)....................................................... 1,902

 Telephone - 3.9%
  50,000 *NEXTLINK Communications, Inc. (Class A)........................ 4,153
                                                                         -------
 TOTAL COMMON STOCKS.................................................... 107,140
                                                                         -------

 CASH EQUIVALENTS - 0.6%

 Investment Companies
 623,728 J.P. Morgan InstitutionalPrime Money Market....................... 624
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 624
                                                                         -------
 TOTAL INVESTMENTS - 100.6%............................................. 107,764
 Other Assets, less Liabilities........................................... (614)
                                                                         -------
 NET ASSETS............................................................ $107,150
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO Balanced Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            [PHOTO OF REX BENTLEY]

                                  REX BENTLEY

    For the quarter and year ended December 31, 1999, the SAFECO Balanced Fund underperformed its aggregate S&P 500/Lehman Gov't./Corp. benchmark and peer group. The main cause of this was the equity portion of the portfolio, which is invested using a value style. It suffered as growth stocks performed considerably better than value stocks.
    The fixed-income portion of the Fund beat its benchmark for the quarter, but underperformed for the year, as it was positioned in the first half of '99 to take advantage of an economic slowdown that failed to material-

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                                    With Sales Charge                     Without Sales Charge
for the periods ended December 31, 1999              Quarter      1 Year   Since Inception*  Quarter    1 Year      Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Class A                                              (2.63)%     (5.07)%      8.53%          3.33%       0.75 %          10.18%
Class B                                              (1.74)%     (4.84)%      8.86%          3.26%      (0.01)%           9.46%
60% S&P 500/40% Lehman Brothers Gov't/Corp. Index      N/A         N/A         N/A           8.77%      11.77 %          17.49%
Lipper, Inc. (Balanced Funds)                          N/A         N/A         N/A           7.56%       8.69 %            N/A%

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                                                       60% S&P 500/40%
                                                         SAFECO         SAFECO         Lehman Brothers
                                                  Balanced Fund  Balanced Fund             Government/
With Sales Charge                                       Class A        Class B         Corporate Index
                                                 --------------  -------------         ---------------
                                     1/31/96             9,425         10,000             10,000
                                     2/28/96             9,378          9,950              9,971
                                     3/31/96             9,441         10,017              9,995
                                     4/30/96             9,498         10,077             10,055
                                     5/31/96             9,630         10,218             10,204
                                     6/30/96             9,750         10,345             10,281
                                     7/31/96             9,530         10,112             10,018
                                     8/31/96             9,654         10,243             10,135
                                     9/30/96             9,989         10,599             10,549
                                    10/31/96            10,191         10,803             10,822
                                    11/30/96            10,624         11,252             11,392
                                    12/31/96            10,495         11,112             11,206
                                     1/30/97            10,810         11,434             11,631
                                     2/28/97            10,898         11,517             11,695
                                     3/31/97            10,515         11,111             11,352
                                     4/30/97            10,752         11,351             11,824
                                     5/31/97            11,197         11,810             12,299
                                     6/30/97            11,485         12,096             12,689
                                     7/31/97            12,141         12,777             13,449
                                     8/31/97            11,673         12,274             12,937
                                     9/30/97            11,990         12,607             13,443
                                    10/30/97            11,860         12,460             13,260
                                    11/30/97            12,060         12,660             13,656
                                    12/31/97            12,205         12,803             13,854
                                     1/31/98            12,289         12,880             14,024
                                     2/28/98            12,826         13,432             14,619
                                     3/31/98            13,111         13,726             15,087
                                     4/30/98            13,037         13,627             15,208
                                     5/31/98            12,910         13,494             15,116
                                     6/30/98            12,948         13,528             15,546
                                     7/31/98            12,661         13,217             15,452
                                     8/31/98            11,810         12,318             14,234
                                     9/30/98            12,442         12,979             14,944
                                    10/31/98            13,094         13,658             15,631
                                    11/30/98            13,500         14,059             16,237
                                    12/31/98            13,676         14,250             16,814
                                     1/31/99            13,688         14,238             17,284
                                     2/28/99            13,263         13,784             16,797
                                     3/31/99            13,453         13,973             17,233
                                     4/30/99            14,037         14,580             17,651
                                     5/31/99            14,026         14,557             17,328
                                     6/30/99            14,276         14,814             17,884
                                     7/31/99            13,982         14,497             17,529
                                     8/31/99            13,654         14,146             17,471
                                     9/30/99            13,335         13,799             17,246
                                    10/31/99            13,731         14,210             17,919
                                    11/30/99            13,686         14,175             18,134
                                    12/31/99            13,779         13,748             18,731

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ize. The duration (sensitivity to interest rates) has since been shortened, and the bond portfolio is positioned in a defensive manner. We intend to keep this posture until we see evidence of slowing economic growth.
    On the stock side, our technology holdings, including Nortel Networks, Cadence Design Systems, and Apple Computer were the Fund's best performers. Unfortunately, our value selection criteria resulted in the Fund having a lower weighting in technology than the S&P 500. (We are overweighted compared to the Barra Value Index.) Some traditional value sectors in which the Fund is overweighted--energy stocks, financials and consumer staples--were weak. During the quarter we exited Bank One, Lockheed Martin, Boeing and New Century Energies. We also reduced positions in KeyCorp, Conseco and Xerox, taking losses, in order to reduce gains realized during the year. To increase the

                           [PHOTO OF MICHAEL HUGHES]

                                 MICHAEL HUGHES

                        [PHOTO OF LYNETTE D. SAGVOLD]

                              LYNETTE D. SAGVOLD

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
TOP TEN STOCK HOLDINGS                                                Net Assets
--------------------------------------------------------------------------------
Kimberly-Clark Corp. ..................................................... 2.2%
 (Household Products - Non-Durables)
Hewlett-Packard Co. ...................................................... 2.0
 (Computers - Hardware)
ALLTEL Corp. ............................................................. 1.7
 (Telephone)
Nortel Networks Corp. .................................................... 1.7
 (Communication Equipment)
Interpublic Group Cos., Inc. ............................................. 1.6
 (Services - Advertising/Marketing)
Exxon Mobil Corp. ........................................................ 1.6
 (Oil - International Integrated)
Praxair, Inc. ............................................................ 1.5
 (Chemicals)
Albertson's, Inc. ........................................................ 1.5
 (Retail - Food Chains)
Abbott Laboratories....................................................... 1.5
 (Health Care - Diversified)
CenturyTel, Inc. ......................................................... 1.5
 (Telephone)

TOP FIVE PURCHASES
(Common Stocks)
For the Year Ended Dec. 31, 1999                                         Cost
                                                                        (000's)
--------------------------------------------------------------------------------
Xerox Corp. .............................................................. $593
Abbott Laboratories.......................................................  438
ALLTEL Corp. .............................................................  342
Mylan Laboratories, Inc...................................................  302
Bank of America Corp. ....................................................  295

TOP FIVE SALES
(Common Stocks)
For the Year Ended Dec. 31, 1999                                       Proceeds
                                                                        (000's)
--------------------------------------------------------------------------------
Corning, Inc. ............................................................ $460
Bell Atlantic Corp. ......................................................  411
Merck & Co., Inc. ........................................................  387
Motorola, Inc. ...........................................................  386
Wendy's International, Inc. ..............................................  347

TOP FIVE INDUSTRIES
(Common Stock)                                                        Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
Telephone............... 7%
Health Care
 (Diversified).......... 4
Manufacturing
 (Diversified).......... 3
Computers (Hardware).... 3
Oil (International
 Integrated)............ 3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

weighting in telecommunications, we replaced Bell Atlantic with SBC Communica-tions and bought Sprint and Lucent Technologies.
    We think we're holding stocks with attractive growth prospects at discount prices. At year-end, the equity portfolio's price-to-earnings ratio based on 2000 earnings estimates as 17.7 versus 26.4 for the S&P 500.
    We believe the Balanced Fund is well positioned in the way the portfolio is structured and in terms of the allocation split between stocks (61.8%), bonds (38.1%) and cash (-.4%).

Rex Bentley

Michael Hughes

Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Ana-lyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment ca-reer in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

        [PIE CHART]

Common Stocks:

1  Large: 55% ($4 Bil. and above)
2  Medium: 7% ($1 Bil. -$4 Bil.)
3  Corporate Bonds: 10%
4  Asset Backed Securities: 3%
5  Mortgage Backed Securities: 7%
6  U.S. Government Securities: 18%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO Balanced Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 61.8%

 Banks (Major Regional) - 1.5%
  4,500 Bank of America Corp. ......................................... $   226
  5,300 KeyCorp............................................................ 117

 Banks (Money Center) - 1.2%
  3,600 Chase Manhattan Corp. ............................................. 280

 Beverages (Non-Alcoholic) - 1.3%
  8,600 PepsiCo, Inc. ..................................................... 303

 Chemicals - 2.5%
  3,400 Du Pont (E.I.) de Nemours & Co. ................................... 224
  7,100 Praxair, Inc. ..................................................... 357

 Communication Equipment - 1.7%
  3,800 Nortel Networks Corp. ............................................. 384

 Computers (Hardware) - 3.1%
  2,500 *Apple Computer, Inc. ............................................. 257
  4,000 Hewlett-Packard Co................................................. 456

 Computers (Peripherals) - 0.9%
 14,500 *Quantum Corp. - DLT & Storage Systems............................. 219

 Computers (Software & Services) - 2.1%
 10,800 *Cadence Design Systems, Inc. ..................................... 259
 10,900 *PeopleSoft, Inc. ................................................. 232

 Electric Companies - 0.9%
 11,700 NIPSCO Industries, Inc. ........................................... 209

 Electrical Equipment - 1.1%
  4,500 Emerson Electric Co. .............................................. 258

 Electronics (Semiconductors) - 1.4%
  3,800 Intel Corp. ....................................................... 313

 Entertainment - 1.2%
  9,500 The Walt Disney Co. ............................................... 278

 Financial (Diversified) - 2.0%
  3,100 American General Corp. ............................................ 235
  3,500 Federal National Mortgage Association.............................. 218


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Foods - 2.2%
  11,600 ConAgra, Inc. ................................................ $   262
   6,400 Dean Foods Co. ................................................... 254

 Health Care (Diversified) - 4.3%
   9,800 Abbott Laboratories............................................... 356
   4,700 American Home Products Corp. ..................................... 185
   3,300 Bristol-Myers Squibb Co. ......................................... 212
   2,600 Johnson & Johnson................................................. 242

 Health Care (Major Pharmaceuticals) - 1.3%
  11,800 Mylan Laboratories, Inc. ......................................... 297

 Household Products (Non-Durables) - 2.2%
   7,800 Kimberly-Clark Corp. ............................................. 509

 Insurance (Life & Health) - 1.8%
   8,600 Conseco, Inc. .................................................... 154
   7,900 UnumProvident Corp. .............................................. 253

 Insurance (Multi-Line) - 1.5%
   7,100 Hartford Financial Services Group, Inc. .......................... 336

 Manufacturing (Diversified) - 3.4%
  13,400 Crane Co. ........................................................ 266
   3,600 Honeywell International, Inc. .................................... 208
   3,300 Minnesota Mining & Manufacturing Co. ............................. 323

 Office Equipment & Supplies - 0.7%
   6,600 Xerox Corp. ...................................................... 150

 Oil (Domestic Integrated) - 0.7%
   1,900 Atlantic Richfield Co. ........................................... 164

 Oil (International Integrated) - 2.7%
   4,488 Exxon Mobil Corp. ................................................ 362
   4,900 Texaco, Inc. ..................................................... 266

 Oil & Gas (Drilling & Equipment) - 0.8%
   4,500 Halliburton Co. .................................................. 181

 Paper & Forest Products - 1.2%
   5,000 International Paper Co. .......................................... 282

 Publishing (Newspapers) - 1.1%
   5,300 New York Times Co. (Class A)...................................... 260



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Real Estate Investment Trust - 2.0%
   3,200 Equity Residential Properties Trust........................... $   137
   6,800 First Industrial Realty Trust, Inc. .............................. 187
   5,800 Liberty Property Trust............................................ 141

 Retail (Department Stores) - 1.1%
   7,950 May Department Stores Co. ........................................ 256

 Retail (Drug Stores) - 1.1%
   6,400 CVS Corp. ........................................................ 256

 Retail (Food Chains) - 1.5%
  11,049 Albertson's, Inc. ................................................ 356

 Retail (General Merchandise) - 0.8%
   2,100 *Costco Companies, Inc. .......................................... 192

 Savings & Loans - 1.1%
   9,600 Washington Mutual, Inc. .......................................... 250

 Services (Advertising/Marketing) - 1.6%
   6,400 Interpublic Group Cos., Inc. ..................................... 369

 Services (Commercial & Consumer) - 0.0%
     100 United Parcel Service, Inc. (Class B)............................... 7

 Telecommunications (Equipment) - 0.9%
   2,800 Lucent Technologies, Inc. ........................................ 209

 Telecommunications (Long Distance) - 0.3%
     900 Sprint Corp. ...................................................... 61

 Telephone - 6.6%
   4,700 ALLTEL Corp. ..................................................... 389
   7,200 CenturyTel, Inc. ................................................. 341
   4,700 GTE Corp. ........................................................ 332
   4,200 *MCI WorldCom, Inc. .............................................. 223
   4,800 SBC Communications, Inc. ......................................... 234
                                                                          ------
 TOTAL COMMON STOCKS..................................................... 14,287
                                                                          ------

 CORPORATE BONDS - 9.7%

 Air Freight - 0.5%
 $   136 Federal Express Corp.
         6.845%, due 1/15/19............................................... 126


 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Banks (Major Regional) - 0.6%
 $   135 Bank of America Corp.
         6.625%, due 6/15/04........................................... $   132

 Financial (Diversified) - 4.3%
     200 CIT Group, Inc.
         5.57%, due 12/08/03............................................... 188
     150 First Union Corp.
         6.625%, due 6/15/04............................................... 146
     155 Ford Motor Credit Co.
         7.375%, due 10/28/09.............................................. 153
     150 General Motors Acceptance Corp.
         5.95%, due 3/14/03................................................ 145
     195 Hertz Corp.
         7.00%, due 7/01/04................................................ 193
     195 Sears Roebuck Acceptance Corp.
         6.25%, due 5/01/09................................................ 172

 Manufacturing (Diversified) - 0.9%
     210 Tyco International Group SA
         6.375%, due 6/15/05............................................... 197

 Natural Gas - 0.9%
     250 National Fuel Gas Co.
         6.00%, due 3/01/09................................................ 220

 Publishing (Newspapers) - 0.9%
     210 Times-Mirror Co.
         6.65%, due 10/15/01............................................... 209

 Retail (General Merchandise) - 0.9%
     205 Wal-Mart Stores, Inc.
         6.15%, due 8/10/01................................................ 203

 Telephone - 0.3%
      30 AT&T Corp.
         5.625%, due 3/15/04................................................ 28
      40 AT&T Corp.
         6.50%, due 3/15/29................................................. 34

 U.S. Federal Agency Notes - 0.4%
      95 Federal Home Loan Bank
         6.00%, due 11/15/01................................................ 94
                                                                          ------
 TOTAL CORPORATE BONDS.................................................... 2,240
                                                                          ------



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 3.5%

 Electric Companies - 0.5%
 $   130 ComEd Transitional Funding Trust
         5.63%, due 6/25/09............................................ $   120

 Financial (Diversified) - 2.5%
     254 Citicorp Mortgage Securities, Inc.
         6.50%, due 6/25/29................................................ 228
     175 First USA Credit Card Master Trust
         5.28%, due 9/18/06................................................ 165
     180 Fleet Credit Card Master
         6.90%, due 4/16/07................................................ 179

 Trucking - 0.5%
     115 Ryder Vehicle Lease
         6.89%, due 4/15/05................................................ 114
                                                                          ------
 TOTAL ASSET BACKED SECURITIES.............................................. 806
                                                                          ------

 MORTGAGE BACKED SECURITIES - 6.8%

 Federal Home Loan Mortgage Corp.
 (FHLMC) - 0.8%
     190 7.50%, due 10/01/29............................................... 188

 Federal National Mortgage Association
 (FNMA) - 4.2%
     292 6.00%, due 1/01/29................................................ 268
     204 7.00%, due 3/01/12................................................ 202
     325 8.00%, due 12/01/29............................................... 328
     183 8.00%, due 2/15/29................................................ 184

 Government National Mortgage Association
 (GNMA) - 1.8%
     232 7.00%, due 4/15/28................................................ 225
      59 7.00%, due 8/15/28................................................. 57
     135 7.75%, due 10/15/29............................................... 135
                                                                          ------
 TOTAL MORTGAGE BACKED SECURITIES......................................... 1,587
                                                                          ------


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 18.1%

 U.S. Federal Agency Notes - 3.1%
 $   200 5.125%, due 2/13/04.......................................... $   188
     540 6.00%, due 8/15/02............................................... 532

 U.S. Treasury Notes - 15.0%
     700 5.375%, due 6/30/00.............................................. 699
     335 5.875%, due 9/30/02.............................................. 331
     100 6.375%, due 8/15/02.............................................. 100
     250 6.50%, due 10/15/06.............................................. 249
     245 6.50%, due 8/15/05............................................... 245
     105 7.25%, due 8/15/04............................................... 108
   1,620 7.50%, due 11/15/16............................................ 1,733
                                                                          ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS....................................... 4,185
                                                                          ------

 CASH EQUIVALENTS - 0.4%

 Investment Companies
     100 J.P. Morgan Institutional Prime Money Market..................... 100
                                                                          ------
 TOTAL CASH EQUIVALENTS.................................................... 100
                                                                          ------
 TOTAL INVESTMENTS - 100.3%............................................. 23,205
 Other Assets, less Liabilities............................................ (71)
                                                                          ------
 NET ASSETS............................................................ $23,134
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
* Non-income producing security.



                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                        SAFECO International Stock Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    Foreign markets outperformed the U.S. stock market for the first time since 1993, and the SAFECO International Stock Fund outperformed the EAFE In-dex for the year and quarter just ended. (The Fund doesn't compare well to the Lipper average for international funds, as Lipper includes an array of invest-ment objectives, including emerging markets. The SAFECO Fund is a diversified portfolio invested in established companies in developed markets.)
    Stocks in the Growth in Telecommunications theme benefited by increasing mobile phone and Internet usage across the globe and, in the fourth quarter, acquisition activity. Vodafone Airtouch made a hostile bid for Mannesmann. We took some prof-

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                             With Sales Charge                         Without Sales Charge
for the periods ended December 31, 1999        Quarter        1 Year     Since Inception*   Quarter     1 Year      Since Inception*
------------------------------------------------------------------------------------------------------------------------------------
Class A                                         12.83%        21.25%          13.48%        19.70%      28.64%           15.20%
Class B                                         14.65%        22.48%          13.86%        19.65%      27.48%           14.38%
EAFE Index                                        N/A           N/A             N/A         16.63%      25.27%           11.75%
Lipper, Inc. (International Funds)                N/A           N/A             N/A         25.73%      40.80%             N/A

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                     SAFECO          SAFECO
                                                 International   International
With Sales Charge                                 Fund Class A    Fund Class B        EAFE Index
-----------------                                -------------   -------------        ----------
                                   1/31/96            9,425          10,000           10,000
                                   2/28/96            9,359           9,930           10,021
                                   3/31/96            9,463          10,040           10,220
                                   4/30/96            9,698          10,290           10,504
                                   5/31/96            9,661          10,250           10,298
                                   6/30/96            9,651          10,240           10,342
                                   7/31/96            9,274           9,840           10,026
                                   8/31/96            9,651          10,240           10,035
                                   9/30/96            9,853          10,454           10,288
                                  10/31/96            9,967          10,565           10,169
                                  11/30/96           10,593          11,229           10,560
                                  12/31/96           10,759          11,391           10,410
                                   1/30/97           10,720          11,340           10,033
                                   2/28/97           10,863          11,482           10,183
                                   3/31/97           10,787          11,411           10,207
                                   4/30/97           10,835          11,451           10,247
                                   5/31/97           11,330          11,966           10,900
                                   6/30/97           11,673          12,320           11,488
                                   7/31/97           12,083          12,744           11,660
                                   8/31/97           11,054          11,643           10,776
                                   9/30/97           11,797          12,421           11,366
                                  10/30/97           10,816          11,381           10,478
                                  11/30/97           10,882          11,441           10,358
                                  12/31/97           11,222          11,788           10,435
                                   1/31/98           11,455          12,033           10,899
                                   2/28/98           12,213          12,820           11,584
                                   3/31/98           12,689          13,311           11,926
                                   4/30/98           12,757          13,352           12,007
                                   5/31/98           12,864          13,464           11,934
                                   6/30/98           12,990          13,587           12,010
                                   7/31/98           13,126          13,720           12,118
                                   8/31/98           11,416          11,920           10,602
                                   9/30/98           10,726          11,195           10,263
                                  10/31/98           11,533          12,023           11,318
                                  11/30/98           12,417          12,933           11,883
                                  12/31/98           12,757          13,280           12,337
                                   1/31/99           12,786          13,301           12,286
                                   2/28/99           12,699          13,209           11,979
                                   3/31/99           13,029          13,546           12,464
                                   4/30/99           13,660          14,190           12,955
                                   5/31/99           13,000          13,464           12,273
                                   6/30/99           13,456          13,935           12,737
                                   7/31/99           13,690          14,159           13,100
                                   8/31/99           13,728          14,180           13,133
                                   9/30/99           13,709          14,149           13,251
                                  10/31/99           14,204          14,650           13,732
                                  11/30/99           14,953          15,437           14,194
                                  12/31/99           16,410          16,430           15,454

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

its in Mannesmann and Vodafone, but continue to hold both as our outlook for telecommunications remains bright.
    Japan posted one of 1999's strongest performances among global equity mar-kets, and Japan-ese stocks were strong contributors to our portfolio. At year-end, Japan was our largest country of investment, with 23.4% of net assets.
    Despite selling shares of Sony and Murata Manufacturing, the reduced posi-tions appreciated in size relative to net assets. Murata Manufacturing climbed on increasing sales of digital components for electronic appliances such as cell phones and DVDs. Sony gained on faster-than-anticipated revenue growth and the news it would team with 3Com's Palm unit. We added to our positions in Hitachi (electronics) and NTT Mobile Communications (telecom) as their valua-tions were attractive, and they're in sectors we think will do well.
    Virtually, all the European markets' positive performance came in the year's final months. While the UK's fortunes improved steadily through 1999, it still underperformed other European markets. In Asia, the rally

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Mannesmann AG...........................................................  4.3%
  (Machinery - Diversified)
Sony Corp...............................................................  3.8
  (Electrical Equipment)
NTT Mobile
 Communication Network,
 Inc....................................................................  3.4
  (Telephone)
ING Groep NV............................................................  3.1
  (Banks - Foreign)
Murata Manufacturing
 Co., Ltd...............................................................  3.0
  (Electrical Equipment)
Vodafone Airtouch, plc..................................................  2.9
  (Telephone)
Vivendi.................................................................  2.5
  (Services - Commercial &
  Consumer)
Canon, Inc..............................................................  2.3
  (Office Equipment &
  Supplies)
Telecom Italia SpA......................................................  2.2
  (Telephone)
Koninklijke KPN NV......................................................  2.2
  (Telephone)

                                                                     Percent of
TOP FIVE COUNTRIES                                                   Net Assets
--------------------------------------------------------------------------------
Japan....................................................................... 23%
United Kingdom.............................................................. 23
Netherlands................................................................. 10
France......................................................................  9
Switzerland.................................................................  9

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                        (000's)
--------------------------------------------------------------------------------
ING Group NV............................................................... $603
Vodafone Airtouch, plc.....................................................  511
Prudential, plc............................................................  446
Axa........................................................................  436
Roche Holding AG...........................................................  409

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                       Proceeds
                                                                        (000's)
--------------------------------------------------------------------------------
Sony Corp................................................................. $463
NTT Mobile Communication Network, Inc.....................................  445
Takeda Chemical Industries................................................  387
Prudential, plc...........................................................  297
Kingfisher, plc...........................................................  261

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

continued unabated to year-end, with Hong Kong, Singapore and Korea the stellar performers.
    While the outlook is generally favorable, valuations are now quite demand-ing. It will take strong earnings to maintain market momentum.

Bank of Ireland
Asset Management (U.S.) Limited

--------------------------------------------------------------------------------

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO International Stock Fund
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 96.6%

 Australia - 3.5%
  4,055 Brambles Industries, Ltd. ..................................... $   112
        Services (Commercial & Consumer)
 25,450 National Australia Bank, Ltd. ..................................... 388
        Banks (Foreign)
 46,871 News Corp., Ltd. .................................................. 454
        Publishing
 53,068 Telstra Corp., Ltd. ............................................... 288
        Telephone
 26,977 Westpac Banking Corp., Ltd. ....................................... 186
        Banks (Foreign)

 Denmark - 0.6%
  3,200 Tele Danmark AS-B.................................................. 238
        Telephone

 France - 9.2%
  2,368 Alcatel............................................................ 544
        Telephone
  8,214 Aventis SA......................................................... 480
        Chemicals
  5,285 Axa................................................................ 737
        Insurance (Multi-Line)
  4,155 Compagnie Generale des Etablissements Michelin..................... 163
        Auto Parts & Equipment
  5,340 Total SA........................................................... 712
        Oil (International Integrated)
 11,054 Vivendi............................................................ 998
        Services (Commercial & Consumer)

 Germany - 7.4%
  4,670 Bayerische HypoVereinsbank AG...................................... 319
        Banks (Foreign)
 13,932 Bayerische Motoren Werke AG........................................ 425
        Automobiles
    550 Celanese AG......................................................... 10
        Chemicals
  6,985 Mannesmann AG.................................................... 1,685
        Machinery (Diversified)
  6,925 VEBA AG............................................................ 336
        Electric Companies
  8,528 Viag AG............................................................ 156
        Manufacturing (Diversified)



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 Hong Kong - 1.8%
  23,000 Cheung Kong Holdings, Ltd. ................................... $   292
         Real Estate Investment Trust
  16,000 Hongkong Electric Holdings, Ltd. .................................. 50
         Electric Companies
  13,200 HSBC Holdings, plc ............................................... 185
         Banks (Foreign)
  18,000 Sun Hung Kai Properties, Ltd. .................................... 188
         Real Estate Investment Trust

 Italy - 2.7%
  37,747 Ente Nazionale Idrocarburi SpA.................................... 208
         Oil (International Integrated)
  61,680 Telecom Italia SpA................................................ 870
         Telephone

 Japan - 23.4%
   1,900 Acom Co., Ltd. ................................................... 186
         Consumer Finance
  10,000 Bank of Tokyo - Mitsubishi, Ltd. ................................. 139
         Banks (Foreign)
  23,000 Canon, Inc. ...................................................... 913
         Office Equipment & Supplies
   8,000 Fuji Photo Film Co. .............................................. 292
         Office Equipment & Supplies
  28,000 Hitachi, Ltd. .................................................... 449
         Electrical Equipment
   6,000 Honda Motor Co., Ltd. ............................................ 223
         Automobiles
   2,000 Hoya Corp. ....................................................... 157
         Health Care (Medical Products & Supplies)
  14,000 Kao Corp. ........................................................ 399
         Personal Care
     600 Keyence Corp. .................................................... 243
         Electrical Equipment
     800 Mabuchi Motor Co., Ltd. .......................................... 139
         Electrical Equipment
   5,000 Murata Manufacturing Co., Ltd. ................................. 1,173
         Electrical Equipment
      18 Nippon Telegraph & Telephone Corp. ............................... 308
         Telephone

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
     35 NTT Mobile Communication Network, Inc. ........................ $ 1,345
        Telephone
  6,000 Pioneer Corp. ..................................................... 158
        Electrical Equipment
  1,300 Rohm Co., Ltd. .................................................... 534
        Electrical Equipment
 13,000 Shiseido Co., Ltd. ................................................ 189
        Personal Care
  5,100 Sony Corp. ...................................................... 1,511
        Electrical Equipment
 15,000 Takeda Chemical Industries......................................... 741
        Health Care (Major Pharmaceuticals)
  1,400 Takefuji Corp. .................................................... 175
        Consumer Finance

 Netherlands - 10.0%
 15,748 ABN Amro Holdings NV............................................... 393
        Banks (Foreign)
  8,730 Elsevier NV........................................................ 104
        Publishing
  6,450 Fortis NV.......................................................... 232
        Financial (Diversified)
 20,162 ING Group NV..................................................... 1,217
        Banks (Foreign)
 13,345 Koninklijke Ahold NV............................................... 395
        Retail (Food Chains)
  8,720 Koninklijke KPN NV................................................. 851
        Telephone
  6,225 Royal Dutch Petroleum Co. ......................................... 381
        Oil (International Integrated)
  8,535 TNT Post Group NV.................................................. 245
        Shipping
  2,575 VNU NV............................................................. 135
        Publishing

 New Zealand - 0.2%
 12,479 Telecom Corp of New Zealand, Ltd. .................................. 58
        Telephone

 Portugal - 0.3%
  5,965 Electricidade de Portugal, SA...................................... 104
        Electric Companies



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999

 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 Singapore - 2.3%
  33,123 DBS Group Holdings Ltd. ...................................... $   543
         Banks (Foreign)
  13,500 Oversea Chinese Banking Corp. Ltd. ............................... 124
         Banks (Foreign)
  10,000 Singapore Press Holdings, Ltd. ................................... 217
         Publishing

 South Korea - 0.9%
   3,175 #Korea Telecom Corp. (ADR)........................................ 219
         Telephone
   3,825 #Pohang Iron & Steel Co., Ltd. (ADR).............................. 129
         Iron & Steel

 Spain - 2.5%
  38,950 Banco Santander Central Hispano, SA............................... 441
         Banks (Foreign)
  21,968 Telefonica SA..................................................... 549
         Telephone

 Sweden - 0.5%
   3,230 Telefonaktiebolaget LM Ericsson................................... 208
         Telecommunications (Long Distance)

 Switzerland - 8.6%
     233 Alusuisse Lonza Group AG.......................................... 172
         Manufacturing (Diversified)
     233 Lonza AG.......................................................... 142
         Chemicals
     349 Nestle SA......................................................... 639
         Foods
     409 Novartis AG....................................................... 600
         Health Care (Major Pharmaceuticals)
      57 Roche Holding AG.................................................. 676
         Health Care (Major Pharmaceuticals)
     317 Schweizerische Rueckversicherungs - Gesellschaft.................. 651
         Insurance (Multi-Line)
   1,915 UBS AG............................................................ 517
         Banks (Foreign)


 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
 United Kingdom - 22.7%
  42,685 Allied Zurich, plc............................................ $   506
         Insurance (Multi-Line)
  10,800 AstraZeneca Group, plc............................................ 448
         Health Care (MedicalProducts & Supplies)
  23,075 Barclays, plc..................................................... 666
         Banks (Foreign)
   1,629 British Aerospace, plc............................................. 11
         Aerospace/Defense
  35,546 British American Tobacco, plc..................................... 199
         Tobacco
  42,640 Cable & Wireless, plc............................................. 721
         Telephone
  49,110 Cadbury Schweppes, plc............................................ 297
         Beverages (Non-Alcoholic)
  44,660 Diageo, plc....................................................... 359
         Beverages (Alcoholic)
  13,386 EMI Group, plc.................................................... 130
         Leisure Time (Products)
  23,935 Glaxo Wellcome, plc............................................... 678
         Health Care (Major Pharmaceuticals)
  48,290 Granada Group, plc................................................ 487
         Leisure Time (Products)
  47,840 Hilton Group, plc................................................. 151
         Lodging (Hotels)
  63,130 Ivensys, plc...................................................... 342
         Manufacturing (Diversified)
  37,940 Lloyds TSB Group, plc............................................. 474
         Banks (Foreign)
   5,100 Marconi, plc....................................................... 90
         Communication Equipment
   6,921 National Power, plc................................................ 40
         Power Producers (Independent)
  11,940 National Westminster Bank, plc.................................... 257
         Banks (Foreign)
  28,650 Old Mutual, plc.................................................... 76
         Insurance (Multi-Line)
  10,250 Pearson, plc...................................................... 332
         Publishing
  38,030 Prudential, plc................................................... 746
         Insurance (Multi-Line)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1999


 SHARES                                                            VALUE (000's)
--------------------------------------------------------------------------------
   6,090 Railtrack Group, plc.......................................... $   100
         Railroads
  82,231 Shell Transport & Trading Co.,
         plc .............................................................. 683
         Oil (International Integrated)
   8,600 TI Group, plc...................................................... 64
         Manufacturing (Diversified)
 232,271 Vodafone Airtouch, plc.......................................... 1,145
         Telephone
                                                                          ------
 TOTAL COMMON STOCKS..................................................... 38,242
                                                                          ------
 TOTAL INVESTMENTS - 96.6%............................................... 38,242
 Domestic Cash............................................................ 1,109
 Foreign Cash................................................................ 26
 Other Assets, less Liabliities............................................. 197
                                                                          ------
                                                                           1,332
                                                                          ------
 NET ASSETS............................................................. $39,574
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
# Security traded on NYSE and valued in USD.

                                                                      Percent of
Industry Diversification                                              Net Assets
--------------------------------------------------------------------------------
Telephone............................................................    18.0%
Banks (Foreign)......................................................    14.7
Electrical Equipment.................................................    10.6
Insurance (Multi-line)...............................................     6.9
Health Care (Major Pharmaceuticals)..................................     6.8
Oil (International Integrated).......................................     5.0
Machinery (Diversified)..............................................     4.3
Publishing...........................................................     3.1
Office Equipment & Supplies..........................................     3.0
Services (Commercial & Consumer).....................................     2.8
Manufacturing (Diversified)..........................................     1.9
Automobiles..........................................................     1.7
Foods................................................................     1.6
Chemicals............................................................     1.6
Leisure Time (Products)..............................................     1.6
Health Care (Medical Products & Supplies)............................     1.5
Personal Care........................................................     1.5
Electric Companies...................................................     1.2
Real Estate Investment Trust.........................................     1.2
Retail (Food Chains).................................................     1.0
Consumer Finance.....................................................     0.9
Beverages (Alcoholic)................................................     0.9
Beverages (Non-Alcoholic)............................................     0.8
Shipping.............................................................     0.6
Financial (Diversified)..............................................     0.6
Telecommunications (Long Distance)...................................     0.5
Tobacco..............................................................     0.5
Auto Parts & Equipment...............................................     0.4
Lodging (Hotels).....................................................     0.4
Iron & Steel.........................................................     0.3
Railroads............................................................     0.3
Communication Equipment..............................................     0.2
Power Producers (Independent)........................................     0.1
Aerospace/Defense....................................................     0.1
                                                                         ----
                                                                         96.6%
                                                                         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                        SAFECO Small Company Stock Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             [PHOTO OF GREG EISEN]

                                  GREG EISEN

    For the year 1999, the SAFECO Small Company Fund widely outpaced the Lipper, Inc. average for small-cap value funds, but not the Russell
2000, which contains both growth and value stocks.
    Our value-oriented portfolio languished in the Internet's shadow during the first half of "99. In the third and fourth quarters, we took advan-tage of a very hot initial public offering (IPO) market. Several of our long-held positions started to work and so did new ones I'd taken to increase the Fund's price/ earnings ratio. As well, Vallen, a stock I held through the Fund's reconfiguration, was bought out for significant gain.

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                              With Sales Charge                             Without Sales Charge
for the periods ended December 31, 1999       Quarter      1 Year   Since Inception*   Quarter       1 Year        Since Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Class A                                         19.87%      6.63%       6.55%           27.15%      13.17%                8.17%
Class B                                         21.90%      7.32%       6.82%           26.90%      12.32%                7.44%
Russell 2000 Index                                N/A        N/A         N/A            18.60%      21.39%               14.37%
Lipper, Inc. (Small-Cap Value Funds)              N/A        N/A         N/A             6.59%       6.33%                 N/A

* Graph and average annual return comparison begins January 31, 1996, inception date of the fund.

                                                      SAFECO           SAFECO
                                               Small Company    Small Company     Russell 2000
With Sales Charge                                    Class A          Class B            Index
                                              --------------   --------------  ---------------
                                   1/31/96            9,425           10,000           10,000
                                   2/28/96            9,566           10,150           10,316
                                   3/31/96            9,887           10,490           10,521
                                   4/30/96           10,886           11,550           11,086
                                   5/31/96           11,640           12,350           11,531
                                   6/30/96           11,338           12,030           11,061
                                   7/31/96           10,575           11,220           10,096
                                   8/31/96           11,225           11,910           10,682
                                   9/30/96           11,483           12,183           11,099
                                  10/31/96           11,463           12,151           10,927
                                  11/30/96           11,323           12,003           11,375
                                  12/31/96           11,782           12,479           11,667
                                   1/30/97           11,882           12,575           11,898
                                   2/28/97           11,632           12,299           11,610
                                   3/31/97           11,233           11,876           11,066
                                   4/30/97           11,004           11,611           11,093
                                   5/31/97           12,041           12,712           12,330
                                   6/30/97           12,680           13,368           12,854
                                   7/31/97           13,558           14,279           13,454
                                   8/31/97           13,817           14,554           13,757
                                   9/30/97           15,174           15,972           14,762
                                  10/30/97           14,625           15,380           14,105
                                  11/30/97           14,535           15,284           14,009
                                  12/31/97           14,516           15,254           14,261
                                   1/31/98           14,414           15,134           14,044
                                   2/28/98           15,875           16,652           15,097
                                   3/31/98           17,346           18,181           15,731
                                   4/30/98           17,949           18,810           15,817
                                   5/31/98           16,978           17,769           14,969
                                   6/30/98           16,600           17,368           15,012
                                   7/31/98           14,680           15,340           13,786
                                   8/31/98           10,440           10,895           11,113
                                   9/30/98           10,961           11,427           11,973
                                  10/31/98           10,706           11,156           12,464
                                  11/30/98           10,859           11,307           13,123
                                  12/31/98           11,329           11,795           13,942
                                   1/31/99           11,605           12,077           14,126
                                   2/28/99           10,890           11,329           12,987
                                   3/31/99           10,297           10,700           13,187
                                   4/30/99           10,185           10,570           14,368
                                   5/31/99           10,216           10,603           14,580
                                   6/30/99           10,440           10,830           15,235
                                   7/31/99           10,614           11,004           14,815
                                   8/31/99           10,052           10,408           14,269
                                   9/30/99           10,083           10,440           14,270
                                  10/31/99           10,113           10,462           14,333
                                  11/30/99           11,544           11,947           15,203
                                  12/31/99           12,821           12,748           16,924

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    We benefited as the stock market rewarded hot new tech issues with unreasonably high first-day gains. Except for a few, we quickly sold almost all the IPOs we participated in.
    Long-time holdings MICROS Systems and Optimal Robotics turned from value to growth stocks. MICROS was up 83% during the fourth quarter on anticipation surrounding the spin-off of its internet reservation system. Optimal Robotics' self-service checkout systems became profitable, and the stock climbed 166% during the year.
    Anything associated with the Internet did well. I let N2H2, an Internet filtering service used by schools, run from ten to 28, and then cut our position back to around


Weightings
As a Percent of Net Assets
-------------------------------------------------------------------------------

      [PIE CHART]

Common Stocks:

1  Mid-Cap: 26% ($1 Bil. -$4 Bil.)
2  Small Cap: (Under $1 Bil.):
   (a) Large: 4% (Over $750 mil.)
   (b) Medium: 44% ($250 mil. -$750 mil.)
   (c) Small: 22% (Under $250 mil.)
3  Cash & Other: 4%

-------------------------------------------------------------------------------
                                  HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                     Percent of
TOP TEN HOLDINGS                                                     Net Assets
-------------------------------------------------------------------------------
MICROS Systems, Inc. ..................................................... 4.9%
 (Computers - Hardware)
Optimal Robotics Corp. ................................................... 4.3
 (Computers - Hardware)
International Aircraft Investors, Inc. ................................... 3.8
 (Aerospace/Defense)
Imax Corp. ............................................................... 3.6
 (Manufacturing - Specialized)
BEA Systems, Inc. ........................................................ 3.4
 (Computers - Software & Services)
Emmis Communications Corp. (Class A)...................................... 3.3
 (Broadcasting - TV, Radio & Cable)
U.S. Foodservice.......................................................... 2.9
 (Distributors - Food & Health)
Timberline Software Corp. ................................................ 2.8
 (Computers - Software & Services)
ACT Manufacturing, Inc. .................................................. 2.6
 (Electronics - Component Distributors)
Regis Corp. .............................................................. 2.6
 (Retail - Specialty)

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                        (000's)
-------------------------------------------------------------------------------
Rollins Truck Leasing Corp. ............................................ $1,363
Imax Corp. .............................................................  1,148
HA-LO Industries, Inc. .................................................  1,111
Central Parking Corp. ..................................................  1,097
Rent-Way, Inc. .........................................................    946

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                       Proceeds
                                                                        (000's)
-------------------------------------------------------------------------------
Equitrac Corp. ......................................................... $2,756
Litchfield Financial Corp. .............................................  2,514
Vallen Corp. ...........................................................  1,824
Hooper Holmes, Inc. ....................................................  1,599
Styling Technology Corp. ...............................................  1,586

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
-------------------------------------------------------------------------------
Computers (Software & Services)............................................. 11%
Services (Commercial & Consumer)............................................ 10
Computers (Hardware)........................................................  9
Trucking....................................................................  6
Broadcasting (TV, Radio & Cable)............................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1.2%. I bought BEA Systems (e-commerce software) at a rea-sonable price and by year-end it was a momentum stock. Emmis Communications, our best non-tech per-former, gained on e-commerce advertising revenue.
    The IPO market was unusually active and can't be counted on for future gains. However, I will try to participate as long as it remains lucrative, while remaining wary of valuations which, I believe, will eventually take pre-cedence. At year-end, the Fund's P/E had climbed to 21.6 times 1999 earnings, and its weighted market capitalization grew to $835 million. We remain in the small-cap value camp.

Greg Eisen

--------------------------------------------------------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO Small Company Stock Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.8%

 Aerospace/Defense - 3.8%
   186,950 *International Aircraft Investors, Inc. .................... $ 1,168

 Air Freight - 1.7%
    16,200 Air Express International Corp. ................................ 523

 Airlines - 2.1%
    23,400 SkyWest, Inc. .................................................. 655

 Banks (Regional) - 1.9%
    38,610 *Hanmi Bank (Los Angeles, CA)................................... 579

 Broadcasting (TV, Radio & Cable) - 5.1%
     8,000 *Emmis Communications Corp. (Class A)........................... 997
    24,600 *Salem Communications Corp. (Class A)........................... 557

 Computers (Hardware) - 9.4%
     2,000 *Apex, Inc. ..................................................... 65
    20,500 *MICROS Systems, Inc. ........................................ 1,517
    35,100 *Optimal Robotics Corp. ...................................... 1,307

 Computers (Peripherals) - 3.8%
     9,475 *Circle.com..................................................... 117
     1,100 *Egreetings Network, Inc. ....................................... 11
    18,300 *GRIC Communications, Inc. ..................................... 464
    11,000 *Integrated Measurement Systems, Inc. .......................... 155
     9,000 *Primus Knowledge Solutions, Inc. .............................. 408

 Computers (Software & Services) - 11.4%
    15,000 *BEA Systems, Inc. ........................................... 1,049
     2,000 *BSQUARE Corp. .................................................. 84
    27,500 *Ciber, Inc. ................................................... 756
     3,200 *Digimarc Corp. ................................................ 160
    38,800 *ITT Educational Services, Inc. ................................ 599
    62,800 Timberline Software Corp. ...................................... 844

 Distributors (Food & Health) - 2.9%
    52,700 *U.S. Foodservice............................................... 883

 Electronics (Component Distributors) - 2.6%
    21,400 *ACT Manufacturing, Inc. ....................................... 802



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Engineering & Construction - 2.1%
    34,200 *Astec Industries, Inc. .................................... $   643

 Financial (Diversified) - 2.1%
    51,000 *Hawthorne Financial Corp. ..................................... 638

 Health Care
 (Medical Products & Supplies) - 2.1%
    20,700 *SonoSite, Inc. ................................................ 655

 Insurance (Property-Casualty) - 2.0%
    91,100 *American Safety Insurance Group, Ltd. ......................... 598

 Manufacturing (Specialized) - 3.6%
    40,700 *Imax Corp. .................................................. 1,114

 Oil & Gas (Drilling & Equipment) - 4.5%
    26,000 *Marine Drilling Co., Inc. ..................................... 583
    15,900 *Rowan Companies, Inc. ......................................... 345
    20,000 *UTI Energy Corp. .............................................. 461

 Oil & Gas (Exploration & Production) - 0.5%
     8,000 *Chieftain International, Inc. ................................. 138

 Real Estate Investment Trust - 1.0%
     9,700 Alexandria Real Estate Equities, Inc. .......................... 309

 Restaurants - 2.3%
    87,200 *Taco Cabana, Inc. (Class A).................................... 709

 Retail (Department Stores) - 1.5%
    53,500 *Musicland Stores Corp. ........................................ 451

 Retail (Discounters) - 1.3%
    72,500 *OfficeMax, Inc. ............................................... 399

 Retail (Drug Stores) - 1.7%
   119,000 *Drug Emporium, Inc. ........................................... 528

 Retail (Food Chains) - 1.5%
    42,000 Ingles Markets, Inc. ........................................... 467

 Retail (Specialty) - 2.6%
    42,300 Regis Corp. .................................................... 798

 Services (Advertising/Marketing) - 2.8%
    37,900 *Snyder Communications, Inc. ................................... 730
    12,633 *Ventiv Health, Inc. ........................................... 116


 SHARES OR
 PRINCIPAL AMOUNT                                                VALUE (000's)
-------------------------------------------------------------------------------
 Services (Commercial & Consumer) - 10.4%
    35,700 Central Parking Corp. .................................... $   683
    28,800 *Dollar Thrifty Automotive Group, Inc. ....................... 689
    15,800 *N2H2, Inc. .................................................. 371
    33,350 *Rent-A-Center, Inc. ......................................... 661
    42,200 *Rent-Way, Inc. .............................................. 789

 Textiles (Apparel) - 1.5%
    31,000 *Cutter & Buck, Inc. ......................................... 469

 Trucking - 5.6%
    13,800 *Landstar System, Inc. ....................................... 591
    52,500 Rollins Truck Leasing Corp. .................................. 627
    29,000 *Swift Transportation Co., Inc. .............................. 511

 Waste Management - 2.0%
    27,500 Landauer, Inc................................................. 602
                                                                          -----
 TOTAL COMMON STOCKS................................................... 29,375
                                                                          -----

 PREFERRED STOCKS - 1.7%

 Electric Companies - 0.9%
     3,700 Massachusetts Electric Co. ................................... 265

 Entertainment - 0.8%
    41,200 *Craig Corp. (Class A)........................................ 258
                                                                          -----
 TOTAL PREFERRED STOCKS................................................... 523
                                                                          -----

 CASH EQUIVALENTS - 7.1%

 Investment Companies
   626,489 AIM Short-Term Investments Co. Liquid Assets Money Market
           Portfolio (Institutional Shares).............................. 626
 1,537,772 J.P. Morgan Institutional Prime Money Market................ 1,538
                                                                          -----
 TOTAL CASH EQUIVALENTS................................................. 2,164
                                                                          -----
 TOTAL INVESTMENTS - 104.6%............................................ 32,062
 Other Assets, less Liabilities........................................ (1,402)
                                                                          -----
 NET ASSETS........................................................... $30,660
                                                                          -----
                                                                          -----

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                            SAFECO U.S. Value Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            [PHOTO OF REX BENTLEY]

                                  REX BENTLEY

    A favorite Wall Street saying wasn't true in 1999; the rising tide did not lift all boats. The SAFECO U.S. Value Fund's return was similar to that of the Russell 1000 Value Index's 6.9%, but much lower than the S&P 500.
    Our investment strategy, owning stocks that appear to be undervalued and have good growth prospects based on our fundamental analysis, remains the same. Unfortunately, it's been out of sync with the equity market for the past two years. (For the two years ended December 31, 1999, the Russell 1000 Growth Index's annualized return was 35.7% versus

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                              With Sales Charge                     Without Sales Charge
for the periods ended December 31, 1999        Quarter       1 Year   Since Inception*    Quarter    1 Year    Since Inception*
---------------------------------------------------------------------------------------------------------------------------------
Class A                                        (0.02)%       (1.30)%          10.12%         6.11%      4.74%           12.59
Class B                                         0.96 %       (1.07)%          10.87%         5.96%      3.92%           11.81
S & P 500 Index                                  N/A           N/A              N/A         14.88%     21.04%           27.35
Lipper, Inc. (Large-Cap Value Funds)             N/A           N/A              N/A          8.74%     11.23%             N/A

* Graph and average annual return comparison begins April 30, 1997, inception date of the fund.

                                                      SAFECO           SAFECO
                                             U.S. Value Fund  U.S. Value Fund
With Sales Charge                                    Class A          Class B    S&P 500 Index
-----------------                            ---------------  ---------------    -------------
                                   4/30/97            9,425           10,000           10,000
                                   5/31/97           10,057           10,660           10,608
                                   6/30/97           10,419           11,041           11,083
                                   7/31/97           11,222           11,882           11,965
                                   8/31/97           10,627           11,241           11,295
                                   9/30/97           10,993           11,616           11,914
                                  10/30/97           10,642           11,245           11,516
                                  11/30/97           10,908           11,525           12,049
                                  12/31/97           11,050           11,663           12,256
                                   1/31/98           11,069           11,663           12,391
                                   2/28/98           11,870           12,508           13,284
                                   3/31/98           12,298           12,946           13,964
                                   4/30/98           12,120           12,748           14,104
                                   5/31/98           11,853           12,466           13,862
                                   6/30/98           11,832           12,435           14,425
                                   7/31/98           11,396           11,965           14,272
                                   8/31/98            9,999           10,494           12,210
                                   9/30/98           10,666           11,193           12,993
                                  10/31/98           11,578           12,142           14,048
                                  11/30/98           12,144           12,748           14,900
                                  12/31/98           12,352           12,967           15,758
                                   1/31/99           12,363           12,956           16,417
                                   2/28/99           11,938           12,509           15,907
                                   3/31/99           12,166           12,738           16,543
                                   4/30/99           13,046           13,652           17,184
                                   5/31/99           13,149           13,750           16,778
                                   6/30/99           13,585           14,208           17,709
                                   7/31/99           13,202           13,783           17,156
                                   8/31/99           12,736           13,293           17,071
                                   9/30/99           12,193           12,716           16,603
                                  10/31/99           12,743           13,293           17,653
                                  11/30/99           12,701           13,239           18,013
                                  12/31/99           12,938           12,975           19,074

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

11.2% for the Russell 1000 Value Index.)
    Not suprisingly, technology stocks Nortel Networks, Cadence Design Systems, and Apple Computer were the fund's best performers, while our energy stocks, most financials, and most consumer staple stocks (three sectors in which the Fund is over-weighted) were weak.
    We replaced Bell Atlantic with SBC Communications and bought Sprint to in-crease the weighting in telecommunications. To offset a partial sale of Nortel networks, which had nearly doubled, we took a small position in Lucent Tech-nologies. We also added Apple Computer. Still, because of our value orienta-tion, the Fund is underweighted in technology compared to the S&P 500.
    We sold our holdings in Bank One, Lockheed Martin, Boeing and New Century Energies, as the earnings outlook for these companies has weakened. We reduced positions in KeyCorp, Conseco and Xerox, taking some losses to offset gains taken during the year.

                         [PHOTO OF LYNETTE D. SAGVOLD]

                              LYNETTE D. SAGVOLD

-------------------------------------------------------------------------------
                                  HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                    Percent of
TOP TEN HOLDINGS                                                     Net Assets
-------------------------------------------------------------------------------
Kimberly-Clark Corp. ..............................................    3.3%
 (Household Products - Non-Durables)
Hewlett-Packard Co. ...............................................    3.2
 (Computers - Hardware)
Interpublic Group Cos., Inc. ......................................    2.8
 (Services - Advertising/Marketing)
ALLTEL Corp. ......................................................    2.8
 (Telephone)
GTE Corp. .........................................................    2.7
 (Telephone)
Exxon Mobil Corp. .................................................    2.7
 (Oil - International Integrated)
Nortel Networks Corp. .............................................    2.7
 (Communication Equipment)
Praxair, Inc. .....................................................    2.7
 (Chemicals)
CenturyTel, Inc. ..................................................    2.5
 (Telephone)
Abbott Laboratories................................................    2.5
 (Health Care - Diversified)

TOP FIVE PURCHASES
For the Year Ended Dec. 31, 1999                                          Cost
                                                                        (000's)
-------------------------------------------------------------------------------
Xerox Corp. ............................................................... $438
Abbott Laboratories........................................................  314
ALLTEL Corp. ..............................................................  243
UnumProvident Corp. .......................................................  220
Emerson Electric Co. ......................................................  219

TOP FIVE SALES
For the Year Ended Dec. 31, 1999                                      Proceeds
                                                                       (000's)
-------------------------------------------------------------------------------
Merck & Co., Inc. ........................................................ $361
Corning, Inc. ............................................................  318
Bell Atlantic Corp. ......................................................  305
Motorola, Inc. ...........................................................  284
Wendy's International, Inc. ..............................................  276

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
-------------------------------------------------------------------------------
Telephone................................................................... 11%
Health Care (Diversified)...................................................  7
Manufacturing (Diversified).................................................  6
Computers (Hardware)........................................................  5
Chemicals...................................................................  5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    At year-end, the Fund's price-to-earnings based on year 2000 earnings esti-mates was 17.7 versus 26.4 for the S&P 500. The forecasted earnings growth for our stocks is 13% compared to 10% for the S&P 500. We think we're holding stocks with attractive growth at discount prices. As well, we fully expect our style of investing to return to favor and offer attractive returns as it has in the past.

Rex Bently

Lynette D. Sagvold

--------------------------------------------------------------------------------

Rex Bently, an MBA from Brigham Young University and Chartered Financial Ana-lyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment ca-reer in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Weightings
As a Percent of Net Assets
--------------------------------------------------------------------------------

        [PIE CHART]

Common Stocks:

1  Large: 89% ($4 Bil. and above)
2  Medium: 11% ($1 Bil. -$4 Bil.)

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. Value Fund
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.6%

 Banks (Major Regional) - 1.7%
  3,000 Bank of America Corp........................................... $   151
  1,800 KeyCorp............................................................. 40

 Banks (Money Center) - 2.1%
  3,000 Chase Manhattan Corp............................................... 233

 Beverages (Non-Alcoholic) - 2.2%
  6,800 PepsiCo, Inc....................................................... 240

 Chemicals - 4.5%
  3,100 Du Pont (E.I.) de Nemours & Co..................................... 204
  5,800 Praxair, Inc....................................................... 292

 Communication Equipment - 2.7%
  2,900 Nortel Networks Corp............................................... 293

 Computers (Hardware) - 5.0%
  1,900 *Apple Computer, Inc............................................... 195
  3,100 Hewlett-Packard Co................................................. 353

 Computers (Peripherals) - 1.1%
  8,100 *Quantum Corp. -  DLT & Storage Systems............................ 122

 Computers (Software & Services) - 3.4%
  8,100 *Cadence Design Systems, Inc....................................... 194
  8,300 *PeopleSoft, Inc................................................... 177

 Electric Companies - 1.5%
  9,200 NIPSCO Industries, Inc............................................. 164

 Electrical Equipment - 2.0%
  3,800 Emerson Electric Co................................................ 218

 Electronics (Semiconductors) - 2.0%
  2,700 Intel Corp......................................................... 222

 Entertainment - 1.9%
  7,300 The Walt Disney Co................................................. 214

 Financial (Diversified) - 2.6%
  2,100 American General Corp.............................................. 159
  2,000 Federal National Mortgage Association.............................. 125

 Foods - 3.9%
  8,400 ConAgra, Inc....................................................... 190
  5,900 Dean Foods Co...................................................... 235



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1999

 SHARES OR
 PRINCIPAL AMOUNT                                                  VALUE (000's)
--------------------------------------------------------------------------------
 Health Care (Diversified) - 7.0%
  7,500 Abbott Laboratories............................................ $   272
  3,700 American Home Products Corp........................................ 146
  2,600 Bristol-Myers Squibb Co............................................ 167
  2,000 Johnson & Johnson.................................................. 186

 Health Care (Major Pharmaceuticals) - 1.7%
  7,400 Mylan Laboratories, Inc............................................ 186

 Household Products (Non-Durables) - 3.3%
  5,500 Kimberly-Clark Corp................................................ 359

 Insurance (Life & Health) - 2.5%
  4,500 Conseco, Inc........................................................ 80
  6,000 UnumProvident Corp................................................. 192

 Insurance (Multi-Line) - 2.3%
  5,400 Hartford Financial Services Group, Inc............................. 256

 Manufacturing (Diversified) - 5.6%
 10,150 Crane Co........................................................... 202
  3,080 Honeywell International, Inc....................................... 178
  2,400 Minnesota Mining & Manufacturing Co................................ 235

 Office Equipment & Supplies - 1.0%
  4,800 Xerox Corp......................................................... 109

 Oil (Domestic Integrated) - 1.1%
  1,400 Atlantic Richfield Co.............................................. 121

 Oil (International Integrated) - 4.5%
  3,654 Exxon Mobil Corp................................................... 294
  3,700 Texaco, Inc........................................................ 201

 Oil & Gas (Drilling & Equipment) - 1.5%
  4,200 Halliburton Co..................................................... 169

 Paper & Forest Products - 1.9%
  3,700 International Paper Co............................................. 209

 Publishing (Newspapers) - 2.1%
  4,700 New York Times Co. (Class A)....................................... 231

 Real Estate Investment Trust - 3.2%
  2,500 Equity Residential Properties Trust................................ 107
  5,100 First Industrial Realty Trust, Inc................................. 140
  4,300 Liberty Property Trust............................................. 104


 SHARES OR
 PRINCIPAL AMOUNT                                                 VALUE (000's)
--------------------------------------------------------------------------------
 Retail (Department Stores) - 1.8%
   6,150 May Department Stores Co..................................... $   198

 Retail (Drug Stores) - 1.8%
   5,000 CVS Corp......................................................... 200

 Retail (Food Chains) - 2.5%
   8,440 Albertson's, Inc................................................. 272

 Retail (General Merchandise) - 1.3%
   1,600 *Costco Companies, Inc........................................... 146

 Savings & Loans - 1.8%
   7,600 Washington Mutual, Inc........................................... 198

 Services (Advertising/Marketing) - 2.8%
   5,400 Interpublic Group Cos., Inc...................................... 312

 Services (Commercial & Consumer) - 0.1%
     100 United Parcel Service, Inc. (Class B).............................. 7

 Telecommunications (Equipment) - 1.5%
   2,200 Lucent Technologies, Inc......................................... 165

 Telecommunications (Long Distance) - 0.6%
     900 Sprint Corp....................................................... 61

 Telephone - 11.1%
   3,700 ALLTEL Corp...................................................... 306
   5,800 CenturyTel, Inc.................................................. 275
   4,200 GTE Corp......................................................... 296
   3,000 *MCI WorldCom, Inc............................................... 159
   3,700 SBC Communications, Inc.......................................... 180
                                                                          ------
 TOTAL COMMON STOCKS.................................................... 10,940
                                                                          ------

 CASH EQUIVALENTS - 2.9%

 Investment Companies
 314,935 J.P. Morgan Institutional Prime Money Market..................... 315
                                                                          ------
 TOTAL CASH EQUIVALENTS.................................................... 315
                                                                          ------
 TOTAL INVESTMENTS - 102.5%............................................. 11,255
 Other Assets, less Liabilities........................................... (272)
                                                                          ------
 NET ASSETS............................................................ $10,983
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                          SAFECO High-Yield Bond Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             [PHOTO OF ROBERT KERN]

                                  ROBERT KERN

    High-yield bonds proved to be the best fixed-income investment in 1999. (The Merrill Lynch High-Yield Index returned 2.51%.) The SAFECO
High-Yield Bond Fund proved to be a great choice for high-yield invest-ors. For the year and quarter ended December 31, 1999, the Fund outperformed its benchmark index.
    The year itself ended on a high note, with the best returns coming in the fourth quarter. Fewer-than-expected new issues and stable cash flows lent a positive technical tone to the market, and nearly all the Fund's holdings showed some price increase. Cable and telecommunication issues such as Bresnan, Metromedia Fiber, Psinet, and Rhythms

                              [PERFORMANCE GRAPH]

               PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                            With Sales Charge                        Without Sales Charge
for the periods ended December 31, 1999       Quarter     1 Year     5 Year   10 Year  Quarter   1 Year     5 Year      10 Year
-------------------------------------------------------------------------------------------------------------------------------
Class A                                       (1.16)%    (1.10)%     8.17%    8.73%    3.49%     3.52%      9.17%        9.23%
Class B                                       (1.68)%    (2.04)%     8.38%    8.98%    3.32%     2.73%      8.67%        8.98%
Merrill Lynch High-Yield Master II Index        N/A        N/A        N/A      N/A     1.36%     2.51%      9.89%       11.34%
Lipper, Inc. (High Current Yield Funds)         N/A        N/A        N/A      N/A     2.54%     4.53%      8.89%       10.08%

                                    SAFECO            SAFECO
                           High-Yield Bond   High-Yield Bond      Merrill Lynch
With Sales Charge             Fund Class A      Fund Class B   High-Yield Index
                           ---------------   ---------------   ----------------

         12/31/89                 9,550            10,000             10,000
          1/31/90                 9,408             9,851              9,844
          2/28/90                 9,219             9,653              9,696
          3/31/90                 9,405             9,848              9,871
          4/30/90                 9,461             9,907              9,940
          5/31/90                 9,647            10,102             10,105
          6/30/90                 9,757            10,217             10,362
          7/31/90                 9,981            10,451             10,619
          8/31/90                 9,675            10,131             10,134
          9/30/90                 9,314             9,753              9,710
         10/31/90                 9,015             9,440              9,432
         11/30/90                 9,114             9,544              9,532
         12/31/90                 9,206             9,640              9,676
          1/31/91                 9,157             9,589              9,875
          2/28/91                 9,535             9,985             10,731
          3/31/91                 9,872            10,337             11,252
          4/30/91                10,173            10,653             11,651
          5/31/91                10,295            10,780             11,696
          6/30/91                10,407            10,898             11,955
          7/31/91                10,637            11,138             12,284
          8/31/91                10,844            11,355             12,562
          9/30/91                11,007            11,526             12,744
         10/31/91                11,261            11,792             13,176
         11/30/91                11,402            11,940             13,315
         12/31/91                11,443            11,982             13,467
          1/31/92                11,761            12,315             13,921
          2/28/92                11,965            12,529             14,269
          3/31/92                12,094            12,664             14,474
          4/30/92                12,087            12,656             14,549
          5/31/92                12,250            12,827             14,756
          6/30/92                12,408            12,993             14,934
          7/31/92                12,621            13,216             15,225
          8/31/92                12,778            13,380             15,418
          9/30/92                12,935            13,545             15,582
         10/31/92                12,681            13,279             15,378
         11/30/92                12,896            13,504             15,617
         12/31/92                13,030            13,644             15,815
          1/31/93                13,386            14,017             16,184
          2/28/93                13,652            14,295             16,473
          3/31/93                13,884            14,538             16,762
          4/30/93                13,984            14,644             16,877
          5/31/93                14,196            14,865             17,096
          6/30/93                14,465            15,146             17,415
          7/31/93                14,634            15,324             17,586
          8/31/93                14,734            15,429             17,751
          9/30/93                14,784            15,481             17,830
         10/31/93                14,994            15,700             18,160
         11/30/93                15,108            15,821             18,264
         12/31/93                15,234            15,952             18,456
          1/31/94                15,521            16,253             18,855
          2/28/94                15,445            16,174             18,724
          3/31/94                14,899            15,602             18,119
          4/30/94                14,779            15,476             17,984
          5/31/94                14,914            15,617             17,855
          6/30/94                14,979            15,685             17,936
          7/31/94                14,973            15,679             18,044
          8/31/94                15,028            15,737             18,187
          9/30/94                15,023            15,731             18,184
         10/31/94                14,962            15,667             18,231
         11/30/94                14,766            15,462             18,075
         12/31/94                14,891            15,593             18,260
          1/31/95                15,066            15,776             18,521
          2/28/95                15,383            16,108             19,115
          3/31/95                15,523            16,255             19,373
          4/30/95                15,817            16,562             19,864
          5/31/95                16,232            16,997             20,488
          6/30/95                16,314            17,083             20,626
          7/31/95                16,531            17,310             20,894
          8/31/95                16,538            17,318             21,004
          9/30/95                16,740            17,529             21,248
         10/31/95                16,971            17,771             21,427
         11/30/95                17,000            17,801             21,640
         12/31/95                17,220            18,032             21,992
          1/31/96                17,436            18,258             22,370
          2/28/96                17,604            18,434             22,439
          3/31/96                17,547            18,374             22,337
          4/30/96                17,583            18,411             22,378
          5/31/96                17,692            18,526             22,539
          6/30/96                17,737            18,573             22,629
          7/31/96                17,922            18,767             22,778
          8/31/96                18,177            19,033             23,055
          9/30/96                18,545            19,419             23,598
         10/31/96                18,616            19,494             23,802
         11/30/96                18,893            19,783             24,275
         12/31/96                19,009            19,905             24,482
          1/31/97                19,168            20,072             24,666
          2/28/97                19,518            20,427             25,046
          3/31/97                19,109            19,986             24,701
          4/30/97                19,232            20,102             25,018
          5/31/97                19,778            20,660             25,539
          6/30/97                20,056            20,936             25,939
          7/31/97                20,570            21,461             26,627
          8/31/97                20,576            21,457             26,582
          9/30/97                20,927            21,811             27,073
         10/31/97                20,907            21,779             27,211
         11/30/97                21,122            21,991             27,454
         12/31/97                21,383            22,248             27,730
          1/30/98                21,827            22,698             28,166
          2/28/98                21,942            22,801             28,280
          3/31/98                22,175            23,027             28,555
          4/30/98                22,120            22,954             28,678
          5/31/98                22,215            23,035             28,835
          6/30/98                22,283            23,088             28,999
          7/31/98                22,594            23,391             29,184
          8/31/98                21,183            21,913             27,711
          9/30/98                21,559            22,284             27,783
         10/31/98                21,285            21,983             27,183
         11/30/98                22,202            22,913             28,600
         12/31/98                22,306            23,001             28,549
          1/31/99                22,584            23,273             28,922
          2/28/99                22,576            23,248             28,724
          3/31/99                22,903            23,568             29,071
          4/30/99                23,342            24,001             29,603
          5/31/99                22,698            23,323             29,332
          6/30/99                22,520            23,098             29,259
          7/31/99                22,553            23,119             29,292
          8/31/99                22,408            22,982             28,989
          9/30/99                22,312            22,870             28,872
         10/31/99                22,383            22,929             28,716
         11/30/99                22,787            23,332             29,090
         12/31/99                23,091            23,158             29,266

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Credit Rating Distribution
As a Percent of Net Assets
-------------------------------------------------------------------------------

        [PIE CHART]


Bonds:

1  BBB: 2%
2  BB: 11%
3  B: 76%
4  CCC: 3%
5  Not Rated: 1%
6  Preferred Stock: 5%
7  Cash & Other: 2%


NetConnections were the best performers. 21st Century Telecom also rose significantly in price on the news that RCN Corp. was acquiring the company. I used the price increase to reduce our exposure to Intermedia Telecom.
    I bought preferred stock in CSC Holdings, the parent company of Cablevision Systems, which serves New York, operates several cable channels and owns a number of sports franchises. I chose the preferred stock as it yields substantially more than the bonds of this well-rated company.
    In addition to being overweighted in cable and telecommunication issues, our large exposure to single-B-rated paper helped us outperform. That rating category turned in the best performance in the high-yield market.
    The 30-day yield on the Fund climbed to end the year at 9.47%, while the modified duration (sensitivity to interest rates) declined to 5.2 years. I will continue to emphasize higher yields and lower interest-rate sensitivity in order to minimize volatility in the Fund. I do expect volatility in the market. Robust economic growth and tight labor markets make increases in the Fed funds likely, and both the equity and bond markets traded off early in 2000 in anticipation of Fed action.

Robert Kern
-------------------------------------------------------------------------------
Robert Kern joined SAFECO in 1988 with BS degrees in business and accounting from the Universities of Washington and Puget Sound, respectively. Bob is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS

                                                                     Percent of
TOP FIVE INDUSTRIES                                                  Net Assets
--------------------------------------------------------------------------------
Telephone................................................................... 15%
Broadcasting (TV, Radio & Cable)............................................ 13
Auto Parts & Equipment......................................................  6
Manufacturing (Diversified).................................................  5
Telecommunications (Long Distance)..........................................  4

                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
--------------------------------------------------------------------------------
McLeodUSA, Inc. .......................................................... 2.7%
 (Telephone)
American Axle & Manufacturing Holdings, Inc. ............................. 2.6
 (Auto Parts & Equipment)
Ames Department Stores, Inc. ............................................. 2.6
 (Retail - Department Stores)
Level 3 Communications, Inc. ............................................. 2.4
 (Telephone)
Allied Waste Industries................................................... 2.4
 (Waste Management)

TOP FIVE PURCHASES
For the year ended December 31, 1999                                     Cost
                                                                        (000's)
--------------------------------------------------------------------------------
McLeodUSA, Inc. ......................................................... $2,041
Ames Department Stores, Inc. ............................................  2,000
Allied Waste Industries..................................................  1,993
American Axle & Manufacturing Holdings, Inc. ............................  1,984
Level 3 Communications, Inc. ............................................  1,890

TOP FIVE SALES                                                         Proceeds
For the year ended December 31, 1999                                    (000's)
--------------------------------------------------------------------------------
AES Corp. ............................................................... $1,965
Randall's Food Markets, Inc. ............................................  1,923
Lenfest Communications, Inc. ............................................  1,590
Qwest Communications, International Inc. ................................  1,590
Comcast Corp. ...........................................................  1,575

  Current Yield (30-day)
   Class A.............................. 7.98%
  Current Yield (30-day)
   Class B.............................. 7.48%
  Weighted Average Maturity............. 8.2 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 2.1%

 Financial (Diversified) - 2.1%
   $2,000 Criimi Mae Commercial Mortgage Trust Series 1998-C1 Class B 7.00%,
          due 11/02/11................................................ $ 1,588
                                                                         ------
 TOTAL ASSET BACKED SECURITIES........................................... 1,588
                                                                         ------

 CORPORATE BONDS - 89.9%

 Agricultural Products - 3.4%
    1,600 #The Scott's Company (144A) 8.625%, due 1/15/09 (acquired 1/14/99)..
          1,552
    1,000 Sun World International, Inc. 11.25%, due 4/15/04............. 1,020

 Air Freight - 1.9%
    1,500 Atlas Air, Inc. 9.375%, due 11/15/06.......................... 1,447

 Airlines - 1.2%
    1,000 Northwest Airlines, Inc. 8.52%, due 4/07/04..................... 929

 Aluminum - 2.6%
    1,000 Commonwealth Aluminum Corp. 10.75%, due 10/01/06.............. 1,010
    1,000 Wells Aluminum Corp. 10.125%, due 6/01/05....................... 962

 Auto Parts & Equipment - 6.0%
    2,000 American Axle & Manufacturing Holdings, Inc.
          9.75%, due 3/01/09............................................ 2,015
    1,000 Federal-Mogul Corp. 8.80%, due 4/15/07.......................... 971
    1,750 Hayes Lemmerz International, Inc. 8.25%, due 12/15/08......... 1,610

 Broadcasting (TV, Radio & Cable) - 10.6%
      750 21st Century Telecom Group, Inc. 12.25%, beg. 2/15/03 Step Bond due
          2/15/08......................................................... 501

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,000 Adelphia Communications Corp. 9.875%, due 3/01/05........... $ 1,015
      319 AMFM Operating, Inc. 12.625%, due 10/31/06...................... 362
    2,250 Bresnan Communications Group 9.25%, beg. 2/01/04
          Step Bond due 2/01/09......................................... 1,552
      500 Century Communications Corp. 9.50%, due 3/01/05................. 501
    1,000 Chancellor Media Corp. 9.00%, due 10/01/08.................... 1,040
    1,000 Charter Communications Holdings 8.625%, due 4/01/09............. 924
      250 Classic Cable, Inc. 9.375%, due 8/01/09......................... 246
    1,000 Falcon Holdings Group 8.375%, due 4/15/10..................... 1,009
    1,000 Young Broadcasting, Inc. 9.00%, due 1/15/06..................... 962

 Chemicals (Specialty) - 0.7%
      500 Sovereign Specialty Chemicals, Inc. 9.50%, due 8/01/07.......... 502

 Communication Equipment - 3.9%
    1,500 National Equipment Services, Inc. (Series B)
          10.00%, due 11/30/04.......................................... 1,500
      500 National Equipment Services, Inc. (Series D)
          10.00%, due 11/30/04............................................ 500
    1,000 Rhythms NetConnections, Inc. 12.75%, due 4/15/09................ 968

 Computers (Software & Services) - 2.0%
    1,500 PSINet, Inc. 11.00%, due 8/01/09.............................. 1,545

 Containers & Packaging (Paper) - 1.3%
      500 Packaging Corporation of America 9.625%, due 4/01/09............ 511
      500 Printpak, Inc. 10.625%, due 8/15/06............................. 480



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Entertainment - 2.8%
  $  500 Cinemark USA, Inc. (Series B) 9.625%, due 8/01/08............ $   450
     500 Cinemark USA, Inc. (Series D) 9.625%, due 8/01/08................ 450
   1,250 Premier Parks, Inc. 9.25%, due 4/01/06......................... 1,228

 Household Furnishings & Appliances - 1.0%
   1,000 Holmes Products Corp. 9.875%, due 11/15/07....................... 730
 Lodging (Hotels) - 0.6%
     500 HMH Properties, Inc. 7.875%, due 8/01/08......................... 446
 Manufacturing (Diversified) - 4.7%
   1,000 Nortek, Inc. 8.875%, due 8/01/08................................. 950
   1,560 Tekni-Plex, Inc. 9.25%, due 3/01/08............................ 1,583
   1,000 #Tenneco, Inc. (144A) 11.625%, due 10/15/09 (acquired 10/08/99)......
         1,020

 Manufacturing (Specialized) - 2.9%
   1,500 Flextronics International, Ltd. 8.75%, due 10/15/07............ 1,462
   1,000 Numatics, Inc. 9.625%, due 4/01/08............................... 750

 Oil & Gas (Drilling & Equipment) - 1.8%
   1,500 Newpark Reources, Inc. 8.625%, due 12/15/07.................... 1,395

 Oil & Gas (Exploration & Production) - 3.6%
   1,500 Ocean Energy, Inc. 8.375%, due 7/01/08......................... 1,440
   1,275 Vintage Petroleum Corp. 9.75%, due 6/30/09..................... 1,304

 Paper & Forest Products - 0.7%
     500 FiberMark, Inc.
         9.375%, due 10/15/06............................................. 499


 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Power Producers (Independent) - 1.6%
   $  250 AES Corp.
          9.50%, due 6/01/09........................................... $   252
    1,000 Chesapeake Energy Corp. 9.625%, due 5/01/05...................... 942

 Restaurants - 2.0%
    1,500 Perkins Family Restaurants 10.125%, due 12/15/07............... 1,515

 Retail (Department Stores) - 3.7%
    2,000 Ames Department Stores, Inc. 10.00%, due 4/15/06............... 1,960
    1,440 Specialty Retailers, Inc. 9.00%, due 7/15/07..................... 839

 Retail (Specialty) - 1.6%
    1,250 Big 5 Corp.
          10.875%, due 11/15/07.......................................... 1,231

 Services (Advertising/Marketing) - 1.3%
    1,000 Lamar Advertising Co. 9.625%, due 12/01/06..................... 1,020

 Services (Commercial & Consumer) - 3.8%
    1,000 Bally Total Fitness Holdings 9.875%, due 10/15/07................ 970
    1,000 United Rentals, Inc. 9.00%, due 4/01/09.......................... 945
    1,000 United Rentals, Inc. Series B 9.25%, due 1/15/09................. 960

 Services (Computer Systems) - 2.7%
      500 #Verio, Inc. (144A) 10.625%, due 11/15/09 (acquired 11/16/99).....513
    1,500 Verio, Inc.
          11.25%, due 12/01/08........................................... 1,575

 Telecommunications (Cellular/Wireless) - 0.5%
      250 #VoiceStream Wireless Corp. (144A)
          10.375%, due 11/15/09 (acquired 11/04/99)........................ 258

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO HIGH-YIELD BOND FUND
                            As of December 31, 1999


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
  $  250 #VoiceStream Wireless Corp. (144A) 11.875%, beg. 11/15/04
         Step Bond due 11/15/09 (acquired 11/04/99)................... $   150

 Telecommunications (Long Distance) - 4.2%
   1,250 Flag, Ltd.
         8.25%, due 1/30/08............................................. 1,150
   1,000 RCN Corp.
         10.125%, due 1/15/10............................................. 995
   1,000 Williams Communication Group, Inc.
         10.875%, due 10/01/09.......................................... 1,045

 Telephone - 13.3%
   1,250 GCI, Inc.
         9.75%, due 8/01/07............................................. 1,163
   1,000 Intermedia Communications, Inc. 11.25%, beg. 7/15/02
         Step Bond due 7/15/07............................................ 740
   3,000 Level 3 Communications, Inc. 10.50%, beg. 12/01/03
         Step Bond due 12/01/08......................................... 1,815
   2,000 McLeodUSA, Inc. 9.50%, due 11/01/08............................ 2,025
   1,500 Metromedia Fiber Network, Inc. 10.00%, due 11/15/08............ 1,534
     500 Metromedia Fiber Network, Inc. 10.00%, due 12/15/09.............. 513
   1,000 NEXTLINK Communications, Inc. 10.75%, due 11/15/08............. 1,030
   2,000 NEXTLINK Communications, Inc. 9.45%, beg. 4/15/03
         Step Bond due 4/15/08.......................................... 1,280

 Textiles (Specialty) - 1.2%
   1,000 Polymer Group, Inc. 9.00%, due 7/01/07........................... 970

 Waste Management - 2.3%
   2,000 Allied Waste Industies 10.00%, due 8/01/09..................... 1,790
                                                                         ------
 TOTAL CORPORATE BONDS.................................................. 68,521
                                                                         ------


 SHARES OR
 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 PREFERRED STOCKS - 5.3%
 Broadcasting (TV, Radio & Cable) - 2.4%
    12 CSC Holdings, Inc.
       11.125%, due 4/01/08............................................ $ 1,326
     5 Sinclair Broadcast Group, Inc.
       11.625%, due 3/15/09................................................ 485

 Containers & Packaging (Paper) - 1.6%
    11 Packaging Corporation of America 12.375%, due 4/01/10............. 1,159

 Telephone - 1.3%
    10 Global Crossing Holdings, Ltd.
       10.50%, due 12/01/08.............................................. 1,005
                                                                         -------
 TOTAL PREFERRED STOCKS................................................... 3,975
                                                                         -------

 CASH EQUIVALENTS - 2.0%
 Investment Companies
 1,533 J.P. Morgan Institutional Prime Money Market...................... 1,533
                                                                         -------
 TOTAL CASH EQUIVALENTS................................................... 1,533
                                                                         -------
 TOTAL INVESTMENTS - 99.3%............................................... 75,617
 Other Assets, less Liabilities............................................. 569
                                                                         -------
 NET ASSETS............................................................. $76,186
                                                                         -------
                                                                         -------
--------------------------------------------------------------------------------
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $3,461,163 and the total value is 4.6% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Intermediate-Term
                               U.S. Treasury Fund
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF RONALD SPAULDING]

                                RONALD SPAULDING

    The Intermediate-Term U.S. Treasury Fund trailed the Merrill Lynch Intermediate-Term Treasury Index. Class A shares outpaced the peer group for the year and quarter, while Class B shares trailed.
    Interest rates moved irregularly but inexorably higher through the year as investors focused on eco-nomic strength, some inflationary signs, and the near certainty that the Fed-eral Reserve Board would raise short-term interest rates. The Fed did move three times during the year, with the most recent tightening move sending short-term rates to 5.50%. The five-year U.S.

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                               With Sales Charge                       Without Sales Charge
for the periods ended December 31, 1999             Quarter    1 Year    5 Year  10 Year Quarter    1 Year    5 Year      10 Year
------------------------------------------------------------------------------------------------------------------------------------
Class A                                             (4.98)%   (6.68)%    5.21%   5.96%   (0.50)%    (2.26)%    6.17%       6.45%
Class B                                             (5.56)%   (7.62)%    5.38%   6.21%   (0.65)%    (2.97)%    5.70%       6.21%
Merrill Lynch Intermediate-Term Treasury Index        N/A       N/A       N/A     N/A    (0.02)%     0.55 %    6.98%       7.12%
Lipper, Inc. (Intermediate U.S. Treasury Funds)       N/A       N/A       N/A     N/A    (0.61)%    (2.27)%    6.58%       6.66%

                                                       SAFECO               SAFECO
                                            Intermediate-Term    Intermediate-Term        Merrill Lynch
                                           U.S. Treasury Fund   U.S. Treasury Fund    Intermediate-Term
With Sales Charge                                     Class A              Class B       Treasury Index
                                            -----------------  -------------------   ------------------
                          12/31/89                     9,550               10,000            10,000
                           1/31/90                     9,496                9,941             9,948
                           2/28/90                     9,543                9,990             9,973
                           3/31/90                     9,538                9,985             9,990
                           4/30/90                     9,513                9,959             9,957
                           5/31/90                     9,694               10,148            10,168
                           6/30/90                     9,792               10,251            10,298
                           7/31/90                     9,924               10,389            10,448
                           8/31/90                     9,888               10,351            10,403
                           9/30/90                     9,926               10,391            10,493
                          10/31/90                    10,006               10,474            10,644
                          11/30/90                    10,110               10,583            10,803
                          12/31/90                    10,236               10,716            10,956
                           1/31/91                    10,282               10,764            11,067
                           2/28/91                    10,362               10,848            11,125
                           3/31/91                    10,436               10,925            11,178
                           4/30/91                    10,552               11,046            11,301
                           5/31/91                    10,607               11,104            11,365
                           6/30/91                    10,620               11,117            11,372
                           7/31/91                    10,752               11,256            11,500
                           8/31/91                    10,933               11,446            11,712
                           9/30/91                    11,098               11,618            11,914
                          10/31/91                    11,217               11,743            12,049
                          11/30/91                    11,332               11,864            12,188
                          12/31/91                    11,620               12,164            12,488
                           1/31/92                    11,487               12,026            12,362
                           2/28/92                    11,501               12,040            12,406
                           3/31/92                    11,460               11,997            12,358
                           4/30/92                    11,547               12,088            12,471
                           5/31/92                    11,713               12,262            12,644
                           6/30/92                    11,896               12,454            12,832
                           7/31/92                    12,192               12,764            13,071
                           8/31/92                    12,288               12,864            13,221
                           9/30/92                    12,516               13,103            13,404
                          10/31/92                    12,287               12,863            13,237
                          11/30/92                    12,211               12,783            13,181
                          12/31/92                    12,383               12,963            13,354
                           1/31/93                    12,702               13,297            13,599
                           2/28/93                    12,983               13,591            13,803
                           3/31/93                    13,035               13,646            13,859
                           4/30/93                    13,128               13,744            13,969
                           5/31/93                    13,085               13,698            13,927
                           6/30/93                    13,402               14,030            14,127
                           7/31/93                    13,423               14,052            14,154
                           8/31/93                    13,754               14,398            14,373
                           9/30/93                    13,832               14,480            14,435
                          10/31/93                    13,862               14,512            14,455
                          11/30/93                    13,640               14,279            14,390
                          12/31/93                    13,725               14,368            14,446
                           1/31/94                    13,903               14,555            14,590
                           2/28/94                    13,536               14,170            14,383
                           3/31/94                    13,251               13,872            14,182
                           4/30/94                    13,157               13,773            14,083
                           5/31/94                    13,162               13,779            14,100
                           6/30/94                    13,138               13,753            14,110
                           7/31/94                    13,312               13,936            14,280
                           8/31/94                    13,346               13,971            14,330
                           9/30/94                    13,200               13,819            14,214
                          10/31/94                    13,205               13,824            14,218
                          11/30/94                    13,178               13,796            14,147
                          12/31/94                    13,230               13,850            14,198
                           1/31/95                    13,381               14,008            14,436
                           2/28/95                    13,581               14,217            14,712
                           3/31/95                    13,650               14,290            14,793
                           4/30/95                    13,818               14,466            14,957
                           5/31/95                    14,346               15,019            15,390
                           6/30/95                    14,442               15,119            15,491
                           7/31/95                    14,330               15,002            15,501
                           8/31/95                    14,501               15,180            15,628
                           9/30/95                    14,661               15,348            15,731
                          10/31/95                    14,884               15,582            15,910
                          11/30/95                    15,187               15,899            16,109
                          12/31/95                    15,445               16,169            16,267
                           1/31/96                    15,495               16,221            16,412
                           2/28/96                    15,117               15,826            16,228
                           3/31/96                    14,959               15,660            16,144
                           4/30/96                    14,928               15,627            16,099
                           5/31/96                    14,925               15,624            16,090
                           6/30/96                    15,033               15,738            16,242
                           7/31/96                    15,081               15,787            16,298
                           8/31/96                    15,079               15,785            16,313
                           9/30/96                    15,247               15,962            16,523
                          10/31/96                    15,433               16,145            16,792
                          11/30/96                    15,628               16,357            16,995
                          12/31/96                    15,495               16,210            16,906
                           1/31/97                    15,538               16,232            16,969
                           2/28/97                    15,508               16,194            16,988
                           3/31/97                    15,315               15,985            16,901
                           4/30/97                    15,506               16,180            17,090
                           5/31/97                    15,614               16,293            17,218
                           6/30/97                    15,781               16,459            17,370
                           7/31/97                    16,229               16,918            17,696
                           8/31/97                    16,028               16,700            17,614
                           9/30/97                    16,267               16,936            17,815
                          10/31/97                    16,537               17,203            18,022
                          11/30/97                    16,543               17,199            18,057
                          12/31/97                    16,739               17,389            18,217
                           1/30/98                    17,003               17,640            18,459
                           2/28/98                    16,924               17,560            18,435
                           3/31/98                    16,951               17,580            18,500
                           4/30/98                    17,006               17,631            18,582
                           5/31/98                    17,146               17,767            18,701
                           6/30/98                    17,301               17,902            18,837
                           7/31/98                    17,312               17,922            18,911
                           8/31/98                    17,747               18,347            19,289
                           9/30/98                    18,355               18,965            19,745
                          10/31/98                    18,274               18,869            19,786
                          11/30/98                    18,186               18,767            19,716
                          12/31/98                    18,260               18,831            19,789
                           1/31/99                    18,256               18,818            19,877
                           2/28/99                    17,962               18,505            19,572
                           3/31/99                    18,051               18,585            19,722
                           4/30/99                    18,058               18,579            19,782
                           5/31/99                    17,863               18,367            19,650
                           6/30/99                    17,831               18,322            19,684
                           7/31/99                    17,785               18,279            19,703
                           8/31/99                    17,788               18,252            19,744
                           9/30/99                    17,937               18,392            19,901
                          10/31/99                    17,944               18,387            19,931
                          11/30/99                    17,933               18,365            19,943
                          12/31/99                    17,847               17,774            19,898

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Treasury, a representative holding of the Fund, started 1999 at 4.5% and finished at 6.25%.
    The Fund suffered from rising interest rates more than its comparable in-dex, because its average maturity (even though I short-ened it by one year, as it became clear that interest rates were trending upward) remained longer than the average maturity of the index. At year-end, the average maturity of the Fund was 4.6 years and the index's was 3.6 years.
    I expect 2000 will offer more of the same, at least in the first half. We believe the Fed will raise short-term interest rates in February from 5.50% to 6.00% and then desist. I've positioned the Fund for this likelihood. With its somewhat longer average maturity, it may suffer more from a rate hike, but it should do better in the stable interest-rate environment I expect to follow.
    The risk to this scenario is that the economy continues to boom, the stock market continues to soar, and the Fed, fretting about inflation in general and equity assets in particular, would try to deflate the stock market with a string of rate increases. Bond investors would suffer from this medicine.
    This concludes my time as your portfolio manager. As my successor, Naomi Urata will closely monitor the bond market and work to position the Fund to make the best of the situation, whether rates are rising or falling.

Ronald Spaulding

--------------------------------------------------------------------------------
Ronald Spaulding is the chief investment officer of SAFECO Corporation. In
1995, he became vice president and treasurer of SAFECO Corporation, director of the insurance subsidiaries, vice chairman of SAFECO Asset Management Company, and vice president and treasurer of SAFECO Mutual Funds. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Intermediate-Term
                               U.S. Treasury Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------

 U.S. GOVERNMENT OBLIGATIONS - 97.5%

 U.S. Federal Agency Notes - 18.4%
 $  500 5.75%, due 2/15/08.............................................. $  460
    500 5.785%, due 4/14/08................................................ 460
  1,500 6.26%, due 9/24/04............................................... 1,463
  1,500 6.875%, due 11/22/06............................................. 1,452
 U.S. Treasury Bills/Strips - 5.9%
  1,975 0.00%, due 2/15/07............................................... 1,238
 U.S. Treasury Notes - 73.2%
  2,500 5.625%, due 5/15/08.............................................. 2,352
  2,600 5.875%, due 6/30/00.............................................. 2,603
  3,900 6.50%, due 10/15/06.............................................. 3,889
    810 6.875%, due 3/31/00................................................ 813
  2,070 7.25%, due 8/15/04............................................... 2,136
  1,200 7.50%, due 11/15/01.............................................. 1,226
  2,200 7.75%, due 2/15/01............................................... 2,238
                                                                          ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS....................................... 20,330
                                                                          ------

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------

 CASH EQUIVALENTS - 1.1%

 Investment Companies
 $  221 J.P. Morgan Institutional Prime Money Market................... $   221
                                                                          ------
 TOTAL CASH EQUIVALENTS..................................................... 221
                                                                          ------
 TOTAL INVESTMENTS - 98.6%............................................... 20,551
 Other Assets, less Liabilities............................................. 285
                                                                          ------
 NET ASSETS............................................................. $20,836
                                                                          ------
                                                                          ------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS

  Current
   Yield (30-day) Class A.......... 4.69%
  Current Yield (30-day) Class B... 4.29%
  Weighted Average Maturity........ 4.7 years


                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Managed Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                           [PHOTO OF MICHAEL HUGHES]

                                MICHAEL HUGHES

    While the performance of the Managed Bond Fund continued to improve during the last quarter, regrettably, trailed the benchmark at year end.
And the absolute performance of both ventured back into negative terri-tory.
    1999 was the worst year for the bond market since 1994, and the only other year to post a negative annual return since 1973. Most of the Fund's underperformance in the year occurred during the first half of 1999 -- when I was optimistic. I thought economic growth would slow, inflation would remain low and bonds would be stable, and had positioned the

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

                                                                   With Sales Charge               Without Sales Charge
Average Annual Total Return                                                               Since                                Since
for the periods ended December 31, 1999                  Quarter   1 Year    5 Year  Inception* Quarter   1 Year  5 Year  Inception*
----------------------------------------------------------------------------------------------------------------------------------
Class A                                                  (5.02)%  (8.57)%    4.55%     3.33%    (0.53)%  (4.24)%   5.51%    4.15%
Class B                                                  (5.66)%  (9.55)%    4.58%     3.50%    (0.75)%  (4.98)%   4.90%    3.64%
Lehman Brothers Gov't/Corp. Bond Index                     N/A      N/A       N/A       N/A     (0.41)%  (2.15)%   7.61%    5.96%
Lipper, Inc. (Intermediate Investment-Grade Debt Funds)    N/A      N/A       N/A       N/A     (0.20)%  (1.31)%   6.80%     N/A

* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.

                                                             SAFECO            SAFECO      Lehman Brothers
                                                       Managed Bond      Managed Bond          Government/
With Sales Charge                                      Fund Class A      Fund Class B      Corporate Index
                                                       ------------      ------------      ---------------
                                    2/28/94                 9,550           10,000             10,000
                                    3/31/94                 9,230            9,666              9,755
                                    4/30/94                 9,222            9,657              9,675
                                    5/31/94                 9,230            9,666              9,657
                                    6/30/94                 9,217            9,653              9,634
                                    7/31/94                 9,317            9,757              9,827
                                    8/31/94                 9,339            9,780              9,831
                                    9/30/94                 9,265            9,703              9,682
                                   10/31/94                 9,271            9,709              9,671
                                   11/30/94                 9,244            9,680              9,654
                                   12/31/94                 9,262            9,699              9,717
                                    1/31/95                 9,385            9,828              9,904
                                    2/28/95                 9,540            9,991             10,134
                                    3/31/95                 9,586           10,038             10,202
                                    4/30/95                 9,708           10,167             10,344
                                    5/31/95                10,058           10,533             10,777
                                    6/30/95                10,136           10,615             10,864
                                    7/31/95                10,066           10,541             10,822
                                    8/31/95                10,192           10,674             10,960
                                    9/30/95                10,304           10,791             11,072
                                   10/31/95                10,468           10,962             11,234
                                   11/30/95                10,674           11,178             11,419
                                   12/31/95                10,869           11,382             11,587
                                    1/31/96                10,885           11,400             11,659
                                    2/28/96                10,625           11,127             11,412
                                    3/31/96                10,513           11,010             11,316
                                    4/30/96                10,508           11,004             11,239
                                    5/31/96                10,513           11,009             11,220
                                    6/30/96                10,592           11,092             11,369
                                    7/31/96                10,625           11,127             11,396
                                    8/31/96                10,645           11,148             11,368
                                    9/30/96                10,732           11,239             11,570
                                   10/31/96                10,842           11,347             11,840
                                   11/30/96                10,963           11,467             12,058
                                   12/31/96                10,863           11,369             11,924
                                    1/31/97                10,883           11,368             11,938
                                    2/28/97                10,857           11,335             11,963
                                    3/31/97                10,714           11,179             11,821
                                    4/30/97                10,862           11,327             11,994
                                    5/31/97                10,945           11,406             12,106
                                    6/30/97                11,054           11,511             12,251
                                    7/31/97                11,377           11,839             12,626
                                    8/31/97                11,230           11,664             12,484
                                    9/30/97                11,396           11,843             12,680
                                   10/31/97                11,576           12,007             12,883
                                   11/30/97                11,591           12,028             12,951
                                   12/31/97                11,722           12,154             13,087
                                    1/30/98                11,916           12,343             13,272
                                    2/28/98                11,864           12,276             13,245
                                    3/31/98                11,884           12,284             13,285
                                    4/30/98                11,926           12,303             13,352
                                    5/31/98                12,065           12,435             13,496
                                    6/30/98                12,174           12,536             13,633
                                    7/31/98                12,166           12,532             13,644
                                    8/31/98                12,448           12,798             13,911
                                    9/30/98                12,763           13,112             14,308
                                   10/31/98                12,604           12,936             14,207
                                   11/30/98                12,624           12,948             14,292
                                   12/31/98                12,645           12,965             14,327
                                    1/31/99                12,699           13,014             14,429
                                    2/28/99                12,346           12,644             14,086
                                    3/31/99                12,392           12,683             14,156
                                    4/30/99                12,394           12,692             14,191
                                    5/31/99                12,216           12,487             14,044
                                    6/30/99                12,115           12,391             14,001
                                    7/31/99                12,074           12,326             13,962
                                    8/31/99                12,048           12,292             13,951
                                    9/30/99                12,174           12,412             14,076
                                   10/31/99                12,192           12,423             14,113
                                   11/30/99                12,187           12,406             14,105
                                   12/31/99                12,109           11,864             14,019


The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

      [PIE CHART]

Bonds:

1   AAA:70%
2   AA:4%
3   A:21%
4   Cash & Other:5%


portfolio accordingly. Consequently, the duration (sensitivity to changes in interest rates) of the portfolio was too high.
   The strength of the global economic recovery fueled domestic demand and added to our own economic growth. A reversal of the late 1998 flight to quality (demand for the safety of U.S. Treasuries) caused a sharp increase in yields and volatility in the market. Finally, even though actual inflation fell, fears of inflation caused the market to act as though inflation were rising.

--------------------------------------------------------------------------------
                                  HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Percent of
BONDS BY TYPE                                                         Net Assets
--------------------------------------------------------------------------------
U.S. Government Obligations................................................  44%
Asset Backed Securities....................................................  10
Mortgage Backed Securities.................................................  16
Corporate Bonds............................................................  25
Cash & Other...............................................................   5
                                                                            ----
                                                                            100%
                                                                            ====

  Current Yield (30-day) Class A...       5.56%
  Current Yield (30-day) Class B...       5.18%
  Weighted Average Maturity........   7.5 years

--------------------------------------------------------------------------------

     About halfway through the year, in order to soften the blow of in-creasing economic growth and higher interest rates, I reduced the portfolio's duration and increased its yield. As a result, our rel-ative and absolute performance improved.
     I intend to maintain the Fund's defensive posture until we have concrete signs that higher interest rates are finally slowing the economy. In the meantime, I see robust growth prompting the Federal Reserve to "tap on the brakes" with a couple of rate increases. This should result in slightly higher interest rates, a flatter or possibly inverted yield curve and, finally, a slower economy.

Michael Hughes
--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in fi-nance from the University of Colorado in Boulder and holds an MBA from the Uni-versity of Southern California in Los Angeles. He is a Chartered Financial Ana-lyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 9.9%

 Electric Companies - 1.4%
   $125 ComEd Transitional Funding Trust 5.63%, due 6/25/09............... $116

 Financial (Diversified) - 6.5%
     11 Chevy Chase Auto Receivables Trust (Class A)
        6.60%, due 12/15/02................................................. 11
    230 Citicorp Mortgage Securities, Inc. 6.50%, due 6/25/29.............. 206
    165 First USA Credit Card Master Trust 5.28%, due 9/18/06.............. 156
    165 Fleet Credit Card Master
        6.90%, due 4/16/07................................................. 165

 Manufacturing (Specialized) - 0.8%
     63 Harley-Davidson Eagle 6.20%, due 1/15/03............................ 63

 Trucking - 1.2%
    100 Ryder Vehicle Lease 6.89%, due 4/15/05.............................. 99
                                                                         -------
 TOTAL ASSET BACKED SECURITIES.............................................. 816
                                                                         -------

 CORPORATE BONDS - 24.8%

 Air Freight - 1.4%
    126 Federal Express Corp. 6.845%, due 1/15/19.......................... 117

 Banks (Major Regional) - 1.4%
    120 Bank of America Corp. 6.625%, due 6/15/04.......................... 117

 Electric Companies - 1.8%
    145 Central Power & Light Co. 7.50%, due 12/01/02...................... 146

 Financial (Diversified) - 10.2%
    110 CIT Group, Inc.
        5.57%, due 12/08/03................................................ 103
    125 First Union Corp. 6.625%, due 6/15/04.............................. 122

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $145 Ford Motor Credit Co. 7.375%, due 10/28/09...................... $  143
    150 General Motors Acceptance Corp. 5.95%, due 3/14/03................. 145
    190 Hertz Corp.
        7.00%, due 7/01/04................................................. 188
    160 Sears Roebuck Acceptance Corp. 6.25%, due 5/01/09.................. 141

 Manufacturing (Diversified) - 2.2%
    190 Tyco International Group SA 6.375%, due 6/15/05.................... 178

 Natural Gas - 2.5%
    240 National Fuel Gas Co. 6.00%, due 3/01/09........................... 211

 Publishing (Newspapers) - 2.3%
    195 Times-Mirror Co. 6.65%, due 10/15/01............................... 194

 Retail (General Merchandise) - 2.2%
    185 Wal-Mart Stores, Inc. 6.15%, due 8/10/01........................... 184

 Telephone - 0.8%
     30 AT&T Corp.
        5.625%, due 3/15/04................................................. 28
     40 AT&T Corp.
        6.50%, due 3/15/29.................................................. 34
                                                                         -------
 TOTAL CORPORATE BONDS.................................................... 2,051
                                                                         -------

 MORTGAGE BACKED SECURITIES - 16.4%

 Federal Home Loan Mortgage Corp. (FHLMC) - 2.1%
    180 7.50%, due 10/01/29................................................ 178

 Federal National Mortgage Association (FNMA) - 8.1%
     57 6.00%, due 1/01/29.................................................. 53
    196 7.00%, due 3/01/12................................................. 194
    170 8.00%, due 12/01/29................................................ 172
    176 8.00%, due 2/15/29................................................. 177
     71 8.00%, due 4/01/08.................................................. 72



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MANAGED BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 6.2%
   $223 7.00%, due 4/15/28.............................................. $  215
    182 7.00%, due 8/15/28................................................. 176
    125 7.75%, due 10/15/29................................................ 125
                                                                         -------
 TOTAL MORTGAGE BACKED SECURITIES......................................... 1,362
                                                                         -------

 U.S. GOVERNMENT OBLIGATIONS - 43.9%

 U.S. Federal Agency Notes - 9.8%
    825 6.00%, due 8/15/02................................................. 813

 U.S. Treasury Notes - 34.1%
    100 4.25%, due 11/15/03................................................. 93
    425 5.375%, due 6/30/00................................................ 424
    155 5.875%, due 9/30/02................................................ 153
    105 6.375%, due 8/15/02................................................ 105
    340 6.50%, due 10/15/06................................................ 339
     40 7.25%, due 8/15/04.................................................. 41
  1,560 7.50%, due 11/15/16.............................................. 1,669
                                                                         -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS........................................ 3,637
                                                                         -------

 CASH EQUIVALENTS - 4.1%

 Investment Companies
    337 J.P. Morgan Institutional Prime Money Market....................... 337
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 337
                                                                         -------
 TOTAL INVESTMENTS - 99.1%................................................ 8,203
 Other Assets, less Liabilities.............................................. 75
                                                                         -------
 NET ASSETS.............................................................. $8,278
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 Municipal Bond
                                Market Overview
                               December 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                                STEPHEN C. BAUER

    The rise in interest rates continued during the fourth quarter, mak-ing 1999 the worst year in the bond market since 1994, and ending it on a negative note for long-term tax-exempt investors.
    According to the Bond Buyer 40 Yield-to-Maturity Index, 30-year tax-exempt yields at the beginning of 1999 were 5.17%. They ended the second quar-ter at 5.54%, the third at 5.89%, and the year at 6.22%, over 1% higher than where they began. Inflation concerns were behind the rise in yields.
    When rates rise, bond values fall. And the longer SAFECO Municipal Bond Funds typically fall farther when rates rise for the same reasons they climb higher when rates are dropping: Our strategy is to stay fully invested in long-term bonds and to favor discounts. There is no arguing: longer bonds--though more volatile--yield more than shorter ones. And, discount bonds--though more volatile--offer greater appreciation potential. For investors who prefer a more stable investment, SAFECO offers an intermediate-term municipal bond fund.
       At the beginning of 1999, long-term tax-exempt bonds were yielding
   100% of the yield on 30-year Treasury bonds. At mid-year, this ratio had dropped to 90%, as munis strongly outperformed Treasuries during the spring. In mid-August, munis cheapened; their yields climbed from 92% to 98% of Treasury yields. The markets generally tracked each other in the fourth quar-ter, and the year ended with the ratio at 96%, still historically cheap for tax-exempt bonds.
    Although there has been no evidence of increasing inflation (the nemesis of fixed-income investors), the bond markets are still fixated on the Federal Re-serve and its program of slowing the economy through interest rate increases. Until there is hard evidence of the slower growth that many economists are forecasting, it seems the Fed will continue its tight money policy, making a bond market rally difficult. When that day of relief arrives, we expect it to be dramatic and extensive since all possible bad news seems to be priced into today's bond market.

                         REPORT FROM THE FUND MANAGER
                          SAFECO Municipal Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                               STEPHEN C. BAUER

    In the negative market of 1999, the SAFECO Municipal Bond Fund fared surprisingly well against the Lehman Brothers Long Municipal Bond
Index, but underperformed its peers over the shorter time horizon of one year. We generally underperform when rates rise because of our core strategy of staying fully invested in long-term bonds (which are more sensitive to changes in interest rates) in order to maximize tax-exempt yield.
    The SAFECO Municipal Bond Fund benefited from a type of transaction that became popular in 1999--the retirement of debt by tender offer, rather than outright call or advance refunding. When the bonds to be retired are not (or not yet) callable, creative investment bankers offer

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                                  With Sales Charge                         Without Sales Charge
for the periods ended December 31, 1999            Quarter      1 Year     5 Year   10 Year  Quarter   1 Year    5 Year  10 Year
--------------------------------------------------------------------------------------------------------------------------------
Class A                                            (6.47)%     (10.68)%     5.45%    5.93%   (2.05)%  (6.47)%    6.43%    6.42%
Class B                                            (7.08)%     (11.61)%     5.66%    6.19%   (2.24)%  (7.14)%    5.97%    6.19%
Lehman Brothers Long Municipal Bond Index            N/A          N/A        N/A      N/A    (2.52)%  (6.67)%    7.41%    7.19%
Lipper, Inc. (General Municipal Bond Funds)          N/A          N/A        N/A      N/A    (1.55)%  (4.63)%    5.77%    6.19%

                                                                  SAFECO                SAFECO   Lehman Brothers
                                                          Municipal Bond        Municipal Bond    Long Municipal
With Sales Charge                                           Fund Class A          Fund Class B        Bond Index
                                                          --------------       ---------------   ---------------
                                    12/31/89                9,550              10,000               10,000
                                     1/31/90                9,440               9,884                9,899
                                     2/28/90                9,548               9,997               10,011
                                     3/31/90                9,535               9,983               10,021
                                     4/30/90                9,389               9,830                9,898
                                     5/31/90                9,686              10,141               10,178
                                     6/30/90                9,775              10,235               10,278
                                     7/31/90                9,963              10,431               10,459
                                     8/31/90                9,703              10,160               10,210
                                     9/30/90                9,685              10,140               10,194
                                    10/31/90                9,870              10,334               10,410
                                    11/30/90               10,144              10,621               10,674
                                    12/31/90               10,186              10,665               10,721
                                     1/31/91               10,347              10,834               10,865
                                     2/28/91               10,392              10,881               10,941
                                     3/31/91               10,405              10,895               10,968
                                     4/30/91               10,579              11,077               11,137
                                     5/31/91               10,686              11,189               11,268
                                     6/30/91               10,650              11,150               11,247
                                     7/31/91               10,819              11,327               11,421
                                     8/31/91               10,983              11,500               11,585
                                     9/30/91               11,159              11,684               11,753
                                    10/31/91               11,278              11,808               11,876
                                    11/30/91               11,242              11,770               11,891
                                    12/31/91               11,590              12,135               12,174
                                     1/31/92               11,489              12,030               12,167
                                     2/28/92               11,519              12,061               12,186
                                     3/31/92               11,505              12,046               12,217
                                     4/30/92               11,613              12,160               12,333
                                     5/31/92               11,809              12,365               12,513
                                     6/30/92               12,064              12,632               12,756
                                     7/31/92               12,529              13,118               13,223
                                     8/31/92               12,272              12,849               13,046
                                     9/30/92               12,296              12,874               13,103
                                    10/31/92               12,028              12,594               12,885
                                    11/30/92               12,396              12,979               13,248
                                    12/31/92               12,604              13,197               13,420
                                     1/31/93               12,727              13,325               13,546
                                     2/28/93               13,277              13,902               14,176
                                     3/31/93               13,069              13,684               14,005
                                     4/30/93               13,248              13,871               14,197
                                     5/31/93               13,324              13,951               14,314
                                     6/30/93               13,598              14,237               14,584
                                     7/31/93               13,545              14,182               14,598
                                     8/31/93               13,905              14,559               14,972
                                     9/30/93               14,061              14,722               15,180
                                    10/31/93               14,099              14,763               15,209
                                    11/30/93               13,921              14,576               15,025
                                    12/31/93               14,200              14,868               15,412
                                     1/31/94               14,372              15,048               15,594
                                     2/28/94               13,947              14,603               15,078
                                     3/31/94               13,239              13,861               14,178
                                     4/30/94               13,251              13,874               14,287
                                     5/31/94               13,410              14,041               14,454
                                     6/30/94               13,262              13,886               14,281
                                     7/31/94               13,567              14,205               14,648
                                     8/31/94               13,577              14,215               14,679
                                     9/30/94               13,242              13,864               14,338
                                    10/31/94               12,958              13,568               13,898
                                    11/30/94               12,692              13,289               13,531
                                    12/31/94               13,028              13,641               14,011
                                     1/31/95               13,508              14,143               14,627
                                     2/28/95               14,075              14,737               15,223
                                     3/31/95               14,178              14,845               15,406
                                     4/30/95               14,157              14,823               15,399
                                     5/31/95               14,815              15,512               16,055
                                     6/30/95               14,498              15,180               15,758
                                     7/31/95               14,568              15,253               15,839
                                     8/31/95               14,756              15,450               16,063
                                     9/30/95               14,866              15,565               16,189
                                    10/31/95               15,177              15,891               16,580
                                    11/30/95               15,597              16,331               17,008
                                    12/31/95               15,827              16,571               17,273
                                     1/31/96               15,878              16,625               17,347
                                     2/28/96               15,703              16,442               17,136
                                     3/31/96               15,345              16,066               16,822
                                     4/30/96               15,229              15,945               16,755
                                     5/31/96               15,254              15,972               16,763
                                     6/30/96               15,479              16,207               17,022
                                     7/31/96               15,669              16,406               17,190
                                     8/31/96               15,613              16,347               17,168
                                     9/30/96               15,929              16,678               17,549
                                    10/31/96               16,124              16,860               17,763
                                    11/30/96               16,480              17,224               18,145
                                    12/31/96               16,330              17,057               18,036
                                     1/31/97               16,244              16,960               18,000
                                     2/28/97               16,406              17,122               18,194
                                     3/31/97               16,120              16,815               17,880
                                     4/30/97               16,306              17,013               18,091
                                     5/31/97               16,586              17,284               18,441
                                     6/30/97               16,776              17,485               18,678
                                     7/31/97               17,466              18,184               19,357
                                     8/31/97               17,158              17,855               19,100
                                     9/30/97               17,377              18,085               19,375
                                    10/31/97               17,518              18,211               19,542
                                    11/30/97               17,642              18,333               19,715
                                    12/31/97               17,991              18,661               20,076
                                     1/30/98               18,155              18,838               20,291
                                     2/28/98               18,136              18,812               20,281
                                     3/31/98               18,143              18,799               20,309
                                     4/30/98               17,972              18,615               20,200
                                     5/31/98               18,343              19,003               20,596
                                     6/30/98               18,464              19,105               20,684
                                     7/31/98               18,488              19,119               20,732
                                     8/31/98               18,809              19,441               21,104
                                     9/30/98               19,059              19,689               21,397
                                    10/31/98               18,936              19,565               21,328
                                    11/30/98               19,028              19,636               21,437
                                    12/31/98               19,026              19,636               21,458
                                     1/31/99               19,251              19,844               21,668
                                     2/28/99               19,115              19,705               21,577
                                     3/31/99               19,109              19,688               21,640
                                     4/30/99               19,174              19,729               21,659
                                     5/31/99               19,013              19,551               21,488
                                     6/30/99               18,640              19,171               21,096
                                     7/31/99               18,617              19,122               21,086
                                     8/31/99               18,284              18,768               20,652
                                     9/30/99               18,167              18,651               20,545
                                    10/31/99               17,844              18,292               20,063
                                    11/30/99               18,009              18,451               20,343
                                    12/31/99               17,795              17,737               20,027


The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

to purchase them at a price set by the issuer or determined by the holders in competition (a "Dutch auction").
    The Fund sold bonds having a face value of $17,525,000 at prices signifi-cantly above market levels to three issuers. The Long Island Power Authority and Lower Colorado Power Authority conducted Dutch auction tenders, and the Daughters of Charity National Health System offered to purchase two issues held by the Fund at a fixed price. Facing deregulation, electric utilities are re-structuring their balance sheets to become more competitive, while tenders for hospital bonds were associated with consolidation.

Stephen C. Bauer
--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


  Current Yield (30-day) Class A...... 4.45%
  Current Yield (30-day) Class B...... 3.92%
  Weighted Average Maturity........... 23.2 years


                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll Road
 Revenue.................................................................. 4.3%
Illinois Educational Facilities Authority Adjustable Demand Revenue
 (University of Chicago).................................................. 3.9
Wyoming Community Development Authority Housing Revenue................... 3.6
Alaska Housing Finance Corp. (General Housing Purpose).................... 3.1
Austin Combined Utility System Revenue.................................... 3.1

                                                                     Percent of
TOP FIVE STATES                                                      Net Assets
--------------------------------------------------------------------------------
California.................................................................. 18%
Washington.................................................................. 12
Indiana.....................................................................  9
Texas.......................................................................  8
Illinois....................................................................  6


                                  [PIE CHART]

Credit Rating Distribution
As a Percent of Net Assets
--------------------------

Municipal Bonds:

1  AAA: 40%
2  AA: 24%
3  A:  16%
4  BBB: 16%
5  Not Rated: 1%
6  Cash & Other: 3%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 97.1%

 Alabama - 1.9%
   $1,310 + Alabama Agriculture and Mechanical University Revenue 5.50%, due
          11/01/20 [MBIA] (Prerefunded 11/01/05 @ 102)................ $ 1,371
    4,000 Jefferson County Sewer Revenue 5.00%, due 2/01/33 [FGIC]...... 3,299
    4,250 Jefferson County Sewer Revenue 5.70%, due 2/01/20 [FGIC]...... 4,084

 Alaska - 3.1%
   17,000 Alaska Housing Finance Corp. (General Housing Purpose) 5.00%, due
          12/01/18..................................................... 14,745
      135 Alaska Housing Finance Corp. Collateralized (Veterans Mortgage
          Program)
          6.50%, due 6/01/31.............................................. 136

 Arizona - 1.7%
    9,800 Phoenix Civic Improvement Corp. Wastewater System Lease Revenue
          4.75%, due 7/01/23............................................ 8,002

 California - 17.8%
    1,500 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35............................................ 1,201
    2,500 + Los Angeles County Certificates of Participation (Disney Parking
          Project)
          5.50%, due 9/01/21 (Prerefunded 3/01/03 @ 100)................ 2,570
   13,000 Los Angeles Department of Water and Power Electric Plant Revenue
          5.25%, due 11/15/26.......................................... 11,564
    5,000 Los Angeles Wastewater System Revenue
          4.70%, due 11/01/19 [FGIC].................................... 4,184

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $1,700 Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09.......................................... $ 1,643
    3,550 + Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09 (Prerefunded 7/01/08 @ 100)................ 3,530
    6,400 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]................................... 5,229
   11,995 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          5.80%, due 8/01/34 [FSA]..................................... 11,594
    2,000 Redding Joint Powers Financing Authority Solid Waste and Corporation
          Yard Revenue 5.00%, due 1/01/23............................... 1,691
    8,750 Sacramento County Sanitation District Finance Authority Revenue
          4.75%, due 12/01/23........................................... 7,188
    8,010 San Joaquin County Public Facilities Financing Corp. Certificates of
          Participation Capital Facilities Project 4.75%, due 11/15/19 [MBIA].
          6,741
   25,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33........................................... 20,100
    3,165 Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20............................................ 2,962

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,085 + Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
          5.50%, due 7/01/20 (Prerefunded 7/01/00 @ 100).............. $ 4,117

 Colorado - 0.2%
    1,000 Colorado Housing Finance Authority Multi-Family Mortgage Revenue
          8.30%, due 10/01/23........................................... 1,084

 District of Columbia - 4.6%
   10,000 District of Columbia General Obligation
          5.25%, due 6/01/27 [MBIA]..................................... 8,568
   16,500 Washington Convention Center Authority Dedicated Tax Revenue 4.75%,
          due 10/01/28 [AMBAC]......................................... 12,958

 Florida - 0.6%
    2,750 Mid-Bay Bridge Authority Revenue
          6.05%, due 10/01/22........................................... 2,576

 Georgia - 2.5%
    6,750 + Atlanta Water and Sewage Revenue
          4.50%, due 1/01/18 (Prerefunded 1/01/04 @ 100)................ 6,687
    5,000 Municipal Electric Authority Project One Special Obligation Fourth
          Crossover Series 6.50%, due 1/01/20........................... 5,200

 Hawaii - 2.5%
   13,000 Honolulu City and County Wastewater System Revenue 4.50%, due
          7/01/28 [FGIC]................................................ 9,836
    2,420 Honolulu City and County Wastewater System Revenue 4.75%, due
          7/01/28 [FGIC]................................................ 1,924


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 Illinois - 6.0%
   $17,500 + Illinois Educational Facilities Authority Adjustable Demand
           Revenue (University of Chicago) 5.70%, due 12/01/25 (Prerefunded
           12/01/03 @ 102)............................................ $18,365
     5,000 + Metropolitan Pier and Exposition Authority Mccormick Place
           Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)....................................... 5,618
     4,770 University of Illinois Auxiliary Facilities System Revenue
           5.75%, due 4/01/22........................................... 4,568

 Indiana - 8.5%
       200 Beech Grove Economic Development Revenue (Westvaco Corp.)
           8.75%, due 7/01/10............................................. 204
    11,000 + East Chicago Elementary School Building Corp. First Mortgage
           7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102).............. 11,884
     7,715 Hammond Multi-School Building Corp. First Mortgage Revenue 6.20%,
           due 7/10/15.................................................. 7,754
    17,550 Indiana State Development Finance Authority Environmental Revenue
           5.60%, due 12/10/32......................................... 14,451
     6,450 + Indianapolis Gas Utility System Revenue
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)............. 5,678

 Maryland - 1.8%
     5,125 Baltimore Project and Revenue (Water Projects) 5.00%, due 7/01/24
           [FGIC]....................................................... 4,448

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $5,000 Maryland Health and Higher Educational Facilities Authority Revenue
          (University of Maryland Medical System) 4.75%, due 7/01/23 [FGIC]...
          $ 4,088

 Massachusetts - 3.4%
    5,750 Massachusetts Bay Transportation Authority System Revenue
          4.50%, due 3/01/26 [MBIA]..................................... 4,407
    5,140 Massachusetts Housing Finance Agency Housing Revenue 6.20%, due
          7/01/38 [AMBAC]............................................... 5,154
    2,500 Massachusetts Water Resources Authority Revenue 4.75%, due 12/01/23.
          2,001
    4,500 + Massachusetts Water Resources Authority Revenue 6.00%, due 4/01/20
          (Prerefunded 4/01/00 @ 100)................................... 4,522

 Michigan - 1.3%
    5,250 Detroit Water Supply System Revenue
          4.75%, due 7/01/19 [FGIC]..................................... 4,328
    2,000 + University of Michigan Hospital Revenue
          6.375%, due 12/01/24 (Prerefunded 12/01/00 @ 100)............. 2,041

 Missouri - 0.8%
    4,000 Missouri Health and Education Facilities Authority Educational
          Facilities Revenue 4.75%, due 11/15/37........................ 3,046
    1,000 Missouri Health and Education Facilities Authority Educational
          Facilities Revenue 5.00%, due 11/15/37.......................... 806


 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 New Jersey - 0.2%
   $1,070 + New Jersey Turnpike Authority Revenue
          10.375%, due 1/01/03 (Escrowed to Maturity)................. $ 1,180

 New Mexico - 0.5%
    2,420 Farmington Collateralized Pollution Control Revenue (Tucson Gas and
          Electric Co.) 6.10%, due 1/01/08.............................. 2,345

 New York - 5.4%
    2,100 New York City Municipal Water Finance Authority Water and Sewer
          System Revenue 5.00%, due 6/15/17 [FGIC]...................... 1,862
    1,500 New York Dormitory Authority State University Educational Facilities
          Revenue 5.00%, due 7/01/15.................................... 1,386
    5,500 New York Dormitory Authority State University Educational Facilities
          Revenue 5.25%, due 5/15/15.................................... 5,168
    4,400 New York Dormitory Authority State University Educational Facilities
          Revenue 7.50%, due 5/15/11.................................... 5,003
    5,250 New York Dormitory Authority State University Educational Facilities
          Revenue 7.50%, due 5/15/13.................................... 6,174
    6,500 Urban Development Corp. Correctional Facilities Revenue 5.375%, due
          1/01/25....................................................... 5,696

 North Carolina - 2.1%
   11,000 North Carolina Eastern Municipal Power Agency Power System Revenue
          6.00%, due 1/01/22............................................ 9,968



                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 Oklahoma - 1.2%
   $ 5,590 McGee Creek Authority Water Revenue
           6.00%, due 1/01/23 [MBIA]................................... $ 5,640

 Pennsylvania - 1.5%
     5,000 Centre County University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA].................................... 4,087
     3,500 Pennsylvania Turnpike Common Oil Franchise Tax Revenue
           4.75%, due 12/01/27 [AMBAC]................................... 2,791

 South Carolina - 4.6%
       755 Charleston County Pollution Control Facilities Revenue
           5.90%, due 8/01/03.............................................. 755
     5,500 Pickens and Richland Counties Hospital Facilities Revenue
           5.75%, due 8/01/21 [AMBAC].................................... 5,214
     4,705 Piedmont Municipal Power Agency Electric Revenue
           4.75%, due 1/01/25 [MBIA]..................................... 3,743
    15,000 Piedmont Municipal Power Agency South Carolina Electric Revenue
           5.25%, due 1/01/21 [MBIA].................................... 12,219

 Texas - 7.9%
     7,000 Austin Combined Utility Revenue 4.25%, due 5/15/28 [MBIA]..... 5,070
    10,000 Austin Combined Utility System Revenue
           12.50%, due 11/15/07 [MBIA].................................. 14,601
     2,065 Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01.......................................... 2,268
       280 + Austin Water, Sewer and Electric Revenue
           14.00%, due 11/15/01 (Escrowed to Maturity)..................... 312

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
  $    30 + Austin Water, Sewer and Electric Revenue
          14.00%, due 11/15/01 (Prerefunded Various Dates/Prices)...... $   33
    2,000 Houston Water and Sewer System Junior Lien Revenue Bond 5.375%, due
          12/01/27 [FGIC]............................................... 1,787
    4,000 Matagorda County Navigation District #1
          5.15%, due 11/01/29 [MBIA].................................... 3,391
    5,350 North East Texas School District General Obligation
          4.50%, due 10/01/28 [PSF]..................................... 4,049
    4,500 San Antonio Electric & Gas Revenue 4.50%, due 2/01/21......... 3,535
    2,260 Texas Municipal Power Agency Revenue
          5.50%, due 9/01/13 [FGIC]..................................... 2,234

 Virginia - 1.0%
    4,500 Prince William County Authority Water and Sewer Systems Revenue
          4.75%, due 7/01/29 [FGIC]..................................... 3,586
    1,005 + Richmond Metropolitan Expressway Authority Revenue
          5.60%, due 1/15/13 (Escrowed to Maturity)..................... 1,006

 Washington - 12.4%
    7,000 CDP-King County III Lease Revenue (King Street Center Project)
          5.25%, due 6/01/26 [MBIA]..................................... 6,076
    5,055 Douglas County Public Utility District #1 Wells Hydroelectric
          Revenue 8.75%, due 9/01/18.................................... 6,192
    2,200 + Douglas County Public Utility District #1 Wells Hydroelectric
          Revenue 8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)........ 2,756

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $2,500 + Everett School District #2 Snohomish County Unlimited Tax General
          Obligation
          6.20%, due 12/01/12 [MBIA] (Prerefunded
          12/01/03 @ 102)............................................. $ 2,670
    2,200 King County Housing Authority Pooled Housing Revenue 6.80%, due
          3/01/26....................................................... 2,251
    1,650 King County Limited Tax General Obligation (Various Purposes) 4.75%,
          due 1/01/19................................................... 1,374
    2,255 King County Public Hospital District #1 Hospital Facilities Revenue
          (Valley Medical Center) 5.50%, due 9/01/17 [AMBAC]............ 2,114
    4,800 Lewis County Public Utility District #1 Cowlitz Falls Hydroelectric
          Project Revenue 6.00%, due 10/01/24........................... 4,703
    4,000 + Port of Seattle Revenue 6.00%, due 12/01/14 [AMBAC] (Prerefunded
          12/01/00 @ 100)............................................... 4,069
    2,930 Seattle Housing Authority Low Income Housing Revenue (Mt. Zion
          Project)
          6.60%, due 8/20/38............................................ 3,042
    5,940 Vancouver Washington Housing Authority Revenue (Springbrook Square)
          5.65%, due 3/01/31............................................ 5,142
    3,000 Washington Health Care Facilities Authority Revenue (Fred Hutchinson
          Cancer Research Center)
          7.375%, due 1/01/18........................................... 3,126
    8,500 + Washington Public Power Supply System Nuclear Project #1 Revenue
          6.00%, due 7/01/17 (Prerefunded 7/01/00 @ 100)................ 8,582

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $4,000 Washington Public Power Supply System Nuclear Project #2 Revenue
          6.30%, due 7/01/12.......................................... $  4,246
    2,610 Washington Public Power Supply System Nuclear Project #3 Revenue
          5.50%, due 7/01/18 [AMBAC]..................................... 2,421
 Wyoming - 3.6%
   18,375 Wyoming Community Development Authority Housing Revenue
          5.60%, due 6/01/29............................................ 16,845
                                                                         -------
 TOTAL MUNICIPAL BONDS.................................................. 458,859
                                                                         -------
 CASH EQUIVALENTS - 1.4%
 Investment Companies
    6,341 Federated Tax-Exempt Money Market Fund, Inc.................... 6,341
                                                                         -------
 TOTAL CASH EQUIVALENTS................................................... 6,341
                                                                         -------
 TOTAL INVESTMENTS - 98.5%.............................................. 465,200
 Other Assets, less Liabilities........................................... 7,318
                                                                         -------
 NET ASSETS............................................................ $472,518
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 17.1%
Financial Guaranty Insurance Corp. [FGIC]................................. 11.2
AMBAC Indemnity Corp. [AMBAC].............................................  8.7
Financial Security Assurance, Inc. [FSA]..................................  2.5
Texas Permanent School Fund [PSF].........................................  0.9
                                                                         -------
                                                                           40.4%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                               SAFECO California
                             Tax-Free Income Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF STEPHEN C. BAUER]

                               STEPHEN C. BAUER

    In the negative environment of 1999, the California Tax-Free Income
Fund with its long (25.5-year) average-weighted maturity fared poorly.
    Our core strategy of staying fully invested in long-term bonds
(which are more sensitive to changes in interest rates) produced below-average returns as interest rates rose, just as it has produced superior results when rates dropped. Over the longer term, the California Fund still looks good.
      As the California economy rebounded from its slump of a few years ago, the normal premium for California tax-exempt bonds (the 10-15

                              [PERFORMANCE GRAPH]

               PERFORMANCE OVERVIEW - Class A and Class B Shares

Average Annual Total Return                              With Sales Charge                      Without Sales Charge
for the periods ended December 31, 1999           Quarter    1 Year      5 Year 10 Year  Quarter     1 Year     5 Year    10 Year
---------------------------------------------------------------------------------------------------------------------------------
Class A                                           (7.91)%    (13.48)%    5.66%  5.82%    (3.55)%     (9.41)%     6.64%      6.31%
Class B                                           (8.50)%    (14.41)%    5.80%  6.05%    (3.73)%    (10.07)%     6.12%      6.05%
Lehman Brothers Long Municipal Bond Index           N/A         N/A       N/A    N/A     (2.52)%     (6.67)%     7.41%      7.19%
Lipper, Inc. (California Municipal Bond Funds)      N/A         N/A       N/A    N/A     (2.10)%     (5.16)%     6.10%      6.12%

                                    SAFECO               SAFECO
                       California Tax-Free  California Tax-Free         Lehman Brothers
                               Income Fund          Income Fund          Long Municipal
With Sales Charge                  Class A              Class B              Bond Index
                       -------------------  -------------------         ---------------
            12/31/89                9,550               10,000               10,000
             1/31/90                9,445                9,889                9,899
             2/28/90                9,560               10,010               10,011
             3/31/90                9,542                9,992               10,021
             4/30/90                9,397                9,840                9,898
             5/31/90                9,685               10,141               10,178
             6/30/90                9,778               10,238               10,278
             7/31/90                9,964               10,433               10,459
             8/31/90                9,716               10,173               10,210
             9/30/90                9,702               10,159               10,194
            10/31/90                9,947               10,415               10,410
            11/30/90               10,179               10,659               10,674
            12/31/90               10,216               10,697               10,721
             1/31/91               10,372               10,860               10,865
             2/28/91               10,403               10,893               10,941
             3/31/91               10,380               10,869               10,968
             4/30/91               10,541               11,037               11,137
             5/31/91               10,644               11,145               11,268
             6/30/91               10,592               11,091               11,247
             7/31/91               10,755               11,261               11,421
             8/31/91               10,903               11,416               11,585
             9/30/91               11,102               11,624               11,753
            10/31/91               11,221               11,749               11,876
            11/30/91               11,158               11,684               11,891
            12/31/91               11,499               12,040               12,174
             1/31/92               11,459               11,998               12,167
             2/28/92               11,462               12,001               12,186
             3/31/92               11,463               12,003               12,217
             4/30/92               11,547               12,090               12,333
             5/31/92               11,721               12,273               12,513
             6/30/92               11,951               12,514               12,756
             7/31/92               12,355               12,937               13,223
             8/31/92               12,118               12,689               13,046
             9/30/92               12,206               12,780               13,103
            10/31/92               11,867               12,425               12,885
            11/30/92               12,256               12,833               13,248
            12/31/92               12,418               13,003               13,420
             1/31/93               12,548               13,138               13,546
             2/28/93               13,116               13,734               14,176
             3/31/93               12,939               13,549               14,005
             4/30/93               13,129               13,747               14,197
             5/31/93               13,183               13,804               14,314
             6/30/93               13,429               14,061               14,584
             7/31/93               13,412               14,043               14,598
             8/31/93               13,789               14,438               14,972
             9/30/93               13,956               14,613               15,180
            10/31/93               13,957               14,614               15,209
            11/30/93               13,740               14,386               15,025
            12/31/93               14,061               14,723               15,412
             1/31/94               14,271               14,942               15,594
             2/28/94               13,896               14,550               15,078
             3/31/94               13,194               13,815               14,178
             4/30/94               13,147               13,766               14,287
             5/31/94               13,270               13,894               14,454
             6/30/94               13,142               13,761               14,281
             7/31/94               13,447               14,080               14,648
             8/31/94               13,443               14,076               14,679
             9/30/94               13,102               13,718               14,338
            10/31/94               12,785               13,387               13,898
            11/30/94               12,548               13,139               13,531
            12/31/94               12,768               13,369               14,011
             1/31/95               13,354               13,982               14,627
             2/28/95               14,006               14,666               15,223
             3/31/95               14,120               14,784               15,406
             4/30/95               14,057               14,718               15,399
             5/31/95               14,850               15,549               16,055
             6/30/95               14,396               15,073               15,758
             7/31/95               14,460               15,141               15,839
             8/31/95               14,688               15,379               16,063
             9/30/95               14,801               15,498               16,189
            10/31/95               15,195               15,910               16,580
            11/30/95               15,752               16,494               17,008
            12/31/95               16,105               16,863               17,273
             1/31/96               16,047               16,802               17,347
             2/28/96               15,843               16,588               17,136
             3/31/96               15,372               16,096               16,822
             4/30/96               15,235               15,952               16,755
             5/31/96               15,250               15,967               16,763
             6/30/96               15,548               16,280               17,022
             7/31/96               15,726               16,467               17,190
             8/31/96               15,687               16,426               17,168
             9/30/96               16,063               16,819               17,549
            10/31/96               16,274               17,016               17,763
            11/30/96               16,699               17,450               18,145
            12/31/96               16,518               17,249               18,036
             1/31/97               16,340               17,053               18,000
             2/28/97               16,528               17,240               18,194
             3/31/97               16,159               16,844               17,880
             4/30/97               16,403               17,089               18,091
             5/31/97               16,715               17,404               18,441
             6/30/97               16,964               17,647               18,678
             7/31/97               17,847               18,541               19,357
             8/31/97               17,451               18,133               19,100
             9/30/97               17,689               18,369               19,375
            10/31/97               17,838               18,512               19,542
            11/30/97               18,010               18,681               19,715
            12/31/97               18,382               19,053               20,076
             1/30/98               18,575               19,241               20,291
             2/28/98               18,535               19,188               20,281
             3/31/98               18,514               19,153               20,309
             4/30/98               18,294               18,913               20,200
             5/31/98               18,749               19,372               20,596
             6/30/98               18,815               19,428               20,684
             7/31/98               18,827               19,427               20,732
             8/31/98               19,193               19,794               21,104
             9/30/98               19,491               20,091               21,397
            10/31/98               19,361               19,947               21,328
            11/30/98               19,510               20,091               21,437
            12/31/98               19,434               20,002               21,458
             1/31/99               19,694               20,259               21,668
             2/28/99               19,548               20,082               21,577
             3/31/99               19,538               20,075               21,640
             4/30/99               19,518               20,041               21,659
             5/31/99               19,288               19,793               21,488
             6/30/99               18,813               19,294               21,096
             7/31/99               18,756               19,224               21,086
             8/31/99               18,372               18,818               20,652
             9/30/99               18,253               18,685               20,545
            10/31/99               17,770               18,163               20,063
            11/30/99               17,947               18,350               20,343
            12/31/99               17,606               17,498               20,027

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of the Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
basis-point advantage over national names) returned and was evidenced through-out 1999.
    The primary activity in the California Fund during 1999 was tax swapping (simultaneously buying and selling similar bonds to realize losses for tax rea-sons). I was able to offset all gains for the year as well as carry forward ad-ditional losses to use in years to come. I hope to use them, and do additional tax swaps, in 2000. I also sold many of the advance-refunded bonds that we had accumulated in recent years.
    The Fund is positioned for a dramatic rebound should rates decline.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Percent of
TOP FIVE TYPES OF BONDS                                              Net Assets
--------------------------------------------------------------------------------
Local General Obligation (Limited Tax)...................................... 16%
Lease Rental................................................................ 16
Utilities (Water)...........................................................  9
Toll Road...................................................................  8
Hospital....................................................................  8

                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
--------------------------------------------------------------------------------
East Bay Municipal Utility District Water System Revenue .................  5.4%
State of California General Obligation Bonds..............................  5.1
Airports Commission City and County of San Francisco International Airport
 Revenue..................................................................  5.0
California Educational Facilities Authority Revenue (Institute of
 Technology)..............................................................  4.9
Redding Joint Powers Financing Authority Solid Waste and Corporation Yard
 Revenue..................................................................  4.7


                                  [PIE CHART]

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

Municipal Bonds:

1  AAA: 55%
2  AA: 8%
3  A: 14%
4  BBB: 21%
5  Cash & Other: 2%

  Current Yield (30-day) Class A...... 4.62%
  Current Yield (30-day) Class B...... 4.09%
  Weighted Average Maturity........... 25.5 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.1%
 California - 98.1%
   $5,000 Airports Commission City and County of San Francisco International
          Airport Revenue 4.90%, due 5/01/19 [MBIA]................... $ 4,333
    2,200 Alameda Corridor Transportation Authority Revenue
          4.75%, due 10/01/25 [MBIA].................................... 1,799
    5,500 California Educational Facilities Authority Revenue (Institute of
          Technology) 4.50%, due 10/01/28............................... 4,284
    2,250 California Health Facilities Financing Authority Insured Health
          Facility Revenue (Catholic Health Care West) 4.75%, due 7/01/19
          [MBIA]........................................................ 1,875
    3,715 California Statewide Communities Development Authority Certificates
          of Participation (Childrens Hospital of Los Angeles)
          4.75%, due 6/01/21 [MBIA]..................................... 3,085
       20 Concord Redevelopment Agency Tax Allocation Central Concord
          Redevelopment Project 8.00%, due 7/01/18 [BIG]................... 20
    3,750 Culver City Redevelopment Financing Authority Tax Allocation Revenue
          4.60%, due 11/01/20 [AMBAC]................................... 3,071
    5,000 Duarte California Certificates of Participation City of Hope Medical
          Center
          5.25%, due 4/01/31............................................ 3,916
    6,000 East Bay Municipal Utility District Water System Revenue (Alameda
          and Contra Costa Counties) 4.75%, due 6/01/34 [MBIA].......... 4,753

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,195 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35.......................................... $ 3,358
    4,600 Long Beach Financial Authority Lease Revenue
          5.00%, due 10/01/27 [MBIA].................................... 3,930
    1,200 + Los Angeles Convention and Exhibition Center Authority
          Certificates of Participation
          9.00%, due 12/01/20 (Prerefunded 12/01/05 @ 100).............. 1,464
    3,800 Los Angeles Department of Water and Power Waterworks Revenue 4.75%,
          due 11/15/19 [FGIC]........................................... 3,210
    3,585 Metropolitan Water District of Southern California Waterworks
          Revenue
          5.00%, due 7/01/37............................................ 2,975
      810 Northern California Power Agency Geothermal Project Revenue 5.00%,
          due 7/01/09..................................................... 783
    2,350 Palomar Pomerado Health System California Insured Revenue 4.75%, due
          11/01/23 [MBIA]............................................... 1,926
    4,435 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]................................... 3,623
    1,745 Pleasanton Joint Powers Financing Authority Reassessment Revenue
          6.15%, due 9/02/12............................................ 1,765
    1,575 Pleasanton Joint Powers Financing Authority Reassessment Revenue
          6.20%, due 9/02/17............................................ 1,554

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO CALIFORNIA TAX-FREE
                                  INCOME FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,900 Redding Joint Powers Financing Authority Solid Waste and Corporation
          Yard Revenue 5.00%, due 1/01/23............................. $ 4,142
    5,000 Sacramento City Financing Authority Lease Revenue (Cal EPA Building)
          4.75%, due 5/01/23............................................ 4,133
    2,500 San Bernardino County Certificates of Participation (Medical Center
          Financing Project)
          5.50%, due 8/01/24............................................ 2,217
    4,000 San Gabriel Valley School Finance Authority Revenue (Pamona Unified
          School District)
          5.50%, due 2/01/24............................................ 3,579
    5,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33............................................ 4,020
    4,000 San Jose Redevelopment Agency (Merged Area Redevelopment Project Tax
          Allocation) 4.75%, due 8/01/22................................ 3,197
    2,500 South County Regional Wastewater Authority Revenue 5.00%, due
          8/01/22 [MBIA]................................................ 2,173
    1,335 Southern California Public Power Authority Power Project Revenue
          (Multiple Projects) 5.50%, due 7/01/20........................ 1,249
      880 Stanislaus Waste to Energy Financing Agency Solid Waste Facility
          Revenue 7.625%, due 1/01/10..................................... 899
    5,500 State of California General Obligation Bonds 4.75%, due 4/01/29.....
          4,429

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $4,635 Thousand Oaks Certificate of Participation Wastewater System Revenue
          4.875%, due 10/01/23 [FSA]...................................$ 3,887
                                                                         ------
 TOTAL MUNICIPAL BONDS.................................................. 85,649
                                                                         ------
 CASH EQUIVALENTS - 0.0%
 Investment Companies
        1 SEI Tax Exempt Institutional Tax-Free Portfolio................... 1
                                                                         ------
 TOTAL CASH EQUIVALENTS...................................................... 1
                                                                         ------
 TOTAL INVESTMENTS - 98.1%.............................................. 85,650
 Other Assets, less Liabilities.......................................... 1,671
                                                                         ------
 NET ASSETS............................................................ $87,321
                                                                         ------
                                                                         ------

--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 27.9%
Financial Guaranty Insurance Corp. [FGIC].................................  3.7
AMBAC Indemnity Corp. [AMBAC].............................................  7.8
Financial Security Assurance, Inc. [FSA]..................................  4.5
                                                                         -------
                                                                           43.9%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                            SAFECO Washington State
                              Municipal Bond Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                          [PHOTO OF BEVERLY R. DENNY]

                               BEVERLY R. DENNY

   The Washington State Municipal Bond Fund Class A shares beat the
Lipper average for Washington Funds and the Lehman Long Municipal Bond
Index for both the quarter and year. Class B shares outperformed the Lipper average for the quarter, but trailed for the year.
   Municipal bond prices continued to fall during the fourth quarter. To take advantage of increasing yields, I bought Washington State Housing Authority Tacoma Lutheran Home

                              [PERFORMANCE GRAPH]

                PERFORMANCE OVERVIEW - Class A and Class B Shares

                                                                     With Sales Charge              Without Sales Charge
Average Annual Total Return                                                              Since                                 Since
for the periods ended December 31, 1999               Quarter     1 Year    5 Year  Inception*  Quarter  1 Year   5 Year  Inception*
------------------------------------------------------------------------------------------------------------------------------------
Class A                                                 (6.30)%   (10.82)%   4.74%   3.24%     (1.88)%   (6.60)%   5.70%    3.95%
Class B                                                 (6.94)%   (11.77)%   4.88%   3.59%     (2.10)%   (7.30)%   5.21%    3.59%
Lehman Brothers Long Municipal Bond Index                 N/A        N/A      N/A     N/A      (2.52)%   (6.67)%   7.41%    5.44%
Lipper, Inc. (Washington State Municipal Bond Funds)      N/A        N/A      N/A     N/A      (1.95)%   (6.54)%   6.19%     N/A

* The Fund's inception date was March 18, 1993. Graph and average annual return comparison begins on March 31, 1993.

                                                            SAFECO                   SAFECO
                                                  Washington State         Washington State         Lehman Brothers
                                               Municipal Bond Fund      Municipal Bond Fund          Long Municipal
With Sales Charge                                          Class A                  Class B              Bond Index
                                               -------------------      -------------------         ---------------
                                  3/31/93                   9,550                   10,000               10,000
                                  4/30/93                   9,693                   10,146               10,137
                                  5/31/93                   9,733                   10,188               10,221
                                  6/30/93                   9,967                   10,433               10,413
                                  7/31/93                   9,936                   10,401               10,423
                                  8/31/93                  10,207                   10,684               10,690
                                  9/30/93                  10,326                   10,808               10,839
                                 10/31/93                  10,344                   10,828               10,859
                                 11/30/93                  10,182                   10,658               10,728
                                 12/31/93                  10,389                   10,874               11,005
                                  1/31/94                  10,550                   11,043               11,135
                                  2/28/94                  10,189                   10,665               10,766
                                  3/31/94                   9,618                   10,068               10,123
                                  4/30/94                   9,664                   10,115               10,201
                                  5/31/94                   9,801                   10,259               10,321
                                  6/30/94                   9,633                   10,083               10,197
                                  7/31/94                   9,876                   10,337               10,459
                                  8/31/94                   9,840                   10,300               10,481
                                  9/30/94                   9,602                   10,050               10,238
                                 10/31/94                   9,345                    9,782                9,923
                                 11/30/94                   9,127                    9,553                9,661
                                 12/31/94                   9,490                    9,934               10,004
                                  1/31/95                   9,878                   10,339               10,444
                                  2/28/95                  10,251                   10,730               10,870
                                  3/31/95                  10,305                   10,786               11,001
                                  4/30/95                  10,274                   10,754               10,995
                                  5/31/95                  10,689                   11,189               11,463
                                  6/30/95                  10,495                   10,986               11,252
                                  7/31/95                  10,559                   11,053               11,310
                                  8/31/95                  10,695                   11,195               11,469
                                  9/30/95                  10,771                   11,275               11,559
                                 10/31/95                  11,005                   11,519               11,839
                                 11/30/95                  11,259                   11,786               12,144
                                 12/31/95                  11,378                   11,910               12,333
                                  1/31/96                  11,425                   11,959               12,386
                                  2/28/96                  11,319                   11,848               12,236
                                  3/31/96                  11,101                   11,620               12,011
                                  4/30/96                  11,040                   11,556               11,963
                                  5/31/96                  11,063                   11,580               11,969
                                  6/30/96                  11,191                   11,714               12,154
                                  7/31/96                  11,304                   11,832               12,274
                                  8/31/96                  11,271                   11,798               12,258
                                  9/30/96                  11,492                   12,029               12,530
                                 10/31/96                  11,601                   12,147               12,683
                                 11/30/96                  11,797                   12,345               12,956
                                 12/31/96                  11,716                   12,263               12,878
                                  1/31/97                  11,647                   12,183               12,852
                                  2/28/97                  11,759                   12,280               12,991
                                  3/31/97                  11,555                   12,071               12,766
                                  4/30/97                  11,700                   12,214               12,917
                                  5/31/97                  11,889                   12,391               13,168
                                  6/30/97                  12,014                   12,513               13,336
                                  7/31/97                  12,423                   12,930               13,822
                                  8/31/97                  12,258                   12,762               13,638
                                  9/30/97                  12,408                   12,897               13,834
                                 10/31/97                  12,475                   12,970               13,953
                                 11/30/97                  12,552                   13,041               14,077
                                 12/31/97                  12,727                   13,213               14,335
                                  1/30/98                  12,840                   13,322               14,488
                                  2/28/98                  12,855                   13,316               14,481
                                  3/31/98                  12,870                   13,324               14,501
                                  4/30/98                  12,784                   13,227               14,423
                                  5/31/98                  13,001                   13,445               14,706
                                  6/30/98                  13,054                   13,492               14,769
                                  7/31/98                  13,076                   13,518               14,803
                                  8/31/98                  13,282                   13,712               15,069
                                  9/30/98                  13,457                   13,884               15,278
                                 10/31/98                  13,371                   13,788               15,229
                                 11/30/98                  13,414                   13,826               15,306
                                 12/31/98                  13,410                   13,814               15,321
                                  1/31/99                  13,513                   13,913               15,471
                                  2/28/99                  13,446                   13,837               15,406
                                  3/31/99                  13,440                   13,822               15,451
                                  4/30/99                  13,462                   13,836               15,465
                                  5/31/99                  13,351                   13,714               15,343
                                  6/30/99                  13,144                   13,494               15,063
                                  7/31/99                  13,114                   13,455               15,056
                                  8/31/99                  12,868                   13,195               14,746
                                  9/30/99                  12,764                   13,081               14,669
                                 10/31/99                  12,552                   12,858               14,326
                                 11/30/99                  12,665                   12,964               14,526
                                 12/31/99                  12,524                   12,336               14,300

The performance graph compares a hypothetical $10,000 investment in Class A and Class B of each Fund to a hypothetical investment in a relevant market index. Fund performance is derived from the Fund's original class of shares and reflects the maximum 4.5% sales charge for Class A shares, and the maximum contingent deferred sales charge (5% in the first year, decreasing to 0% after six years) for Class B shares. Fund performance has not been restated to reflect Rule 12b-1 fees prior to September 30, 1996 (initial public offering date of Class A and Class B shares). Such fees will affect subsequent performance.
The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    5.85%, due 1/01/24, at par in the third quarter and had virtually no activ-ity during the fourth quarter.
    Initiative 695, instituting a flat $30 vehicle registration fee and requir-ing a vote for any tax increase, passed. The effect of the lowered revenue flow into state and county transportation funds and to some local budgets will be significant. How it will affect credit ratings in the state remains to be seen. Beverly R. Denny

--------------------------------------------------------------------------------

Beverly R. Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a BS in finance/economics from Babson College. She is a Chart-ered Financial Analyst.

--------------------------------------------------------------------------------

To New Investors:

    The SAFECO Washington State Municipal Bond Fund was closed on January 20, 2000 and will be liquidated on March 31, 2000.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day) Class A.... 4.78%
  Current Yield (30-day) Class B.... 4.59%
  Weighted Average Maturity......... 23.0 years


                                                                     Percent of
TOP FIVE TYPES OF BONDS                                              Net Assets
--------------------------------------------------------------------------------
Housing (Multi-Family)...................................................... 20%
Local General Obligation (Limited Tax)...................................... 18
Hospital.................................................................... 18
University Revenue.......................................................... 11
Utilities (Water)...........................................................  9

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Renton Limited Tax General Obligation..................................... 4.7%
Vancouver Washington Housing Authority Revenue (Clark County)............. 4.2
King County Housing Authority Pooled Housing Revenue...................... 4.2
Vancouver Washington Housing Authority Revenue (Springbrook Square)....... 4.2
Washington Higher Education Facilities Authority Revenue and Refunding
 Revenue (Gonzaga University Project)..................................... 3.9

Credit Rating Distribution
As a Percent of Net Assets
--------------------------

      [PIE CHART]

Municipal Bonds:

1  AAA: 40%
2  AA: 37%
3  A: 14%
4  Not Rated: 4%
5  Cash & Other: 5%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Washington State
                              Municipal Bond Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.4%
 Washington - 95.4%
   $100 Kent Limited Tax General Obligation 5.75%, due 12/01/26 [MBIA]. $   95
    300 King County Housing Authority Pooled Housing Revenue
        6.80%, due 3/01/26................................................ 307
    250 King County Limited Tax General Obligation (Various Purposes)
        4.75%, due 1/01/19................................................ 208
    200 King County Public Hospital District #1 Hospital Facilites Revenue
        (Valley Medical Center) 5.25%, due 9/01/15 [AMBAC]................ 184
    200 Kitsap County School District #401 Unlimited Tax General Obligation
        (Central Kitsap)
        5.50%, due 12/01/11............................................... 200
    100 Kitsap County Sewer Revenue 5.75%, due 7/01/16 [MBIA].............. 99
    250 Klickitat County Public Utility District #1 Electric Revenue
        5.75%, due 10/01/27 [FGIC]........................................ 235
    100 Lewis County Public Utility District #1 Cowlitz Falls Hydroelectric
        Project Revenue
        6.00%, due 10/01/24................................................ 98
    200 Municipality of Metropolitan Seattle General Obligation
        5.65%, due 1/01/20................................................ 192
    350 Renton Limited Tax General Obligation
        5.75%, due 12/01/17 [MBIA]........................................ 345
    200 Seattle Drainage and Wastewater Utility Improvement Revenue
        5.00%, due 11/01/27............................................... 167
    175 Seattle Drainage and Wastewater Utility Improvement Revenue
        5.25%, due 12/01/25 [MBIA]........................................ 152

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $250 Seattle Housing Authority Low Income Housing Revenue (Mt. Zion
        Project)
        6.60%, due 8/20/38............................................. $  260
    300 Seattle Municipal Light and Power Revenue
        5.00%, due 7/01/20................................................ 258
    300 Seattle Water System Revenue 5.00%, due 10/01/27 [FGIC]........... 249
    200 Seattle Water System Revenue 5.25%, due 12/01/23.................. 176
    300 Spokane County General Obligation 5.10%, due 12/01/18............. 268
    100 Tacoma Solid Waste Utilities Revenue
        5.50%, due 12/01/19 [AMBAC]........................................ 93
    200 Tukwila Limited Tax General Obligation
        5.90%, due 1/01/14................................................ 201
    350 Vancouver Washington Housing Authority Revenue (Clark County) 5.50%,
        due 3/01/28....................................................... 308
    350 Vancouver Washington Housing Authority Revenue (Springbrook Square)
        5.65%, due 3/01/31................................................ 303
    200 + Washington Health Care Facilities Authority Revenue (Franciscan
        Health System/St. Joseph Hospital, Tacoma)
        5.625%, due 1/01/13 [MBIA] (Escrowed to Maturity)................. 198
    150 Washington Health Care Facilities Authority Revenue (Grays Harbor
        Medical Center)
        5.90%, due 7/01/23 [Asset Guaranty]............................... 140
    250 Washington Health Care Facilities Authority Revenue (Highline
        Community Hospital)
        5.00%, due 8/15/21 [Asset Guaranty]............................... 205

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $200 Washington Health Care Facilities Authority Revenue (Northwest
        Hospital, Seattle)
        5.75%, due 11/15/23 [AMBAC].................................... $  187
    100 + Washington Health Care Facilities Authority Revenue (Swedish
        Hospital Medical System)
        6.30%, due 11/15/22 (Prerefunded 11/15/02 @ 102).................. 106
    250 Washington Higher Education Facilities Authority Revenue (Pacific
        Lutheran University Project)
        5.70%, due 11/01/26 [Connie Lee].................................. 232
    350 Washington Higher Education Facilities Authority Revenue and Refunding
        Revenue (Gonzaga University Project)
        4.75%, due 4/01/22 [MBIA]......................................... 283
    300 Washington State Housing Community Non-Profit Housing Revenue (Tacoma
        Lutheran Home) 5.85%, due 1/01/24................................. 279
    325 Washington State Housing Finance Commission Housing and Nonprofit
        Revenue (Seattle University Auxiliary Service Project) 5.30%, due
        7/01/31........................................................... 267
    250 Washington State Housing Finance Commission Revenue (Horizon House
        Project)
        6.125%, due 7/01/27 [Asset Guaranty].............................. 254

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $200 Washington State Various Purpose General Obligation
        5.25%, due 1/01/19.............................................. $  181
    200 Yakima-Tieton Irrigation District Revenue
        6.20%, due 6/01/19 [FSA]........................................... 201
                                                                         -------
 TOTAL MUNICIPAL BONDS.................................................... 6,931
                                                                         -------
 CASH EQUIVALENTS - 3.2%
 Investment Companies
    230 Federated Tax-Exempt Money Market Fund, Inc........................ 230
                                                                         -------
 TOTAL CASH EQUIVALENTS..................................................... 230
                                                                         -------
 TOTAL INVESTMENTS - 98.6%................................................ 7,161
 Other Assets, less Liabilities............................................. 105
                                                                         -------
 NET ASSETS.............................................................. $7,266
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
+Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

Municipal Bond Investors Assurance Corp. [MBIA]........................... 16.9%
Financial Guaranty Insurance
 Corp. [FGIC].............................................................  7.0
AMBAC Indemnity Corp. [AMBAC].............................................  6.7
Financial Security Assurance, Inc. [FSA]..................................  2.9
Asset Guaranty Insurance Co. [Asset Guaranty].............................  8.7
Connie Lee Insurance Co. [Connie Lee].....................................  3.3
                                                                         -------
                                                                           45.5%
                                                                         -------
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                           SAFECO Money Market Fund
                               December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            [PHOTO OF NAOMI URATA]

                                  NAOMI URATA


   The SAFECO Money Market Fund outpaced the average taxable money mar-ket fund for the fourth quarter and the year 1999. The 12-month return on the Fund was significantly higher than the 2.7% yearly increase in the Consumer Price Index as well.
   Our above-average performance is mostly attributable to shortening the av-erage maturity of the Fund and holding "floaters." (See discussion below.)
   Facing the risk that the Fed might raise short-term interest rates, I sig-nificantly shortened the average maturity of the Fund from a high of 88 days in April to 43 days at year-end. Indeed, the Fed raised rates three times dur-ing the year from 4.75% to 5.50%, most recently in November. Being shorter than the 53-day maturity of the average money fund reported by IBC Financial Data has enabled me to capture higher rates a bit sooner than my peers. For example, three-month commercial paper rates rose from a low of 4.73% in April to 5.75% at year-end. Very close to Y2K, I was able to reinvest in commercial paper at yields in the 6% range.
   I bought several corporate floaters that change yields as rates rise. The Fund also owns several taxable municipal seven-day floaters that are even more sensitive to rate changes, and yield 10 to 25 basis points higher than similarly rated 30-day commercial paper. At year-end, rates on our taxable municipals spiked as high as 7.85%, albeit only for a week. These investments are particularly favorable in a Fed-tightening environment, as they capture any rate in-creases within seven days.
   As the economy continues at a strong pace with low unemploy-

-------------------------------------------------------------------------------
                                  HIGHLIGHTS
-------------------------------------------------------------------------------

  Average Annual Total Return for the
  periods ended December 31, 1999               QUARTER 1 YEAR 5 YEAR 10 YEAR
  SAFECO Money Market Fund Class A.............   1.28%  4.64%  4.92%   4.75%
  SAFECO Money Market Fund Class B.............   1.34%  4.65%  4.88%   4.73%
  Lipper, Inc. (Money Market Funds)............   1.22%  4.49%  4.95%   4.80%

  Weighted Average Maturity 43 days

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ment and hints of rising inflation, the Fed is likely to raise rates again. In anticipation, the market has already priced 0.5% of tightening into short-term rates. I will maintain a short average maturity until I see signs that rates have stabilized, and will continue to seek yield while working to maintain safety in volatile market conditions.

Naomi Urata
--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Manage-ment from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -  4.2%
 Banks (Foreign)  - 4.2%
   $10,000 Deutsche Bank 5.13%, due 4/20/00........................... $  9,998
                                                                          ------
 TOTAL CERTIFICATES OF DEPOSIT............................................ 9,998
                                                                          ------
 COMMERCIAL PAPER -  33.7%
 Automobiles  - 1.2%
     3,000 Ford Motor Credit Co. 6.39%, due 1/07/00...................... 2,998
 Consumer Finance  - 6.4%
    11,000 Aristar, Inc.
           5.85%, due 2/04/00........................................... 10,943
     4,500 Countrywide Funding Corp.
           6.18%, due 1/05/00............................................ 4,498
 Financial (Diversified) - 16.6%
     6,000 Apreco
           6.07%, due 1/19/00............................................ 5,984
     1,200 Apreco
           7.00%, due 1/18/00............................................ 1,196
     5,000 Finova Capital
           6.00%, due 1/28/00............................................ 4,979
     6,400 Heller Financial, Inc.
           6.03%, due 2/03/00............................................ 6,367
     4,000 Moat Funding LLC
           6.00%, due 2/10/00............................................ 3,975
     4,450 Moat Funding LLC
           6.10%, due 1/31/00............................................ 4,429
     1,000 Moat Funding LLC
           6.80%, due 1/13/00.............................................. 998
     5,000 PHH Corporation
           6.25%, due 1/10/00............................................ 4,994
     5,000 PHH Corporation
           6.25%, due 1/13/00............................................ 4,991
     2,000 PHH Corporation
           6.25%, due 1/25/00............................................ 1,992
 Retail (General Merchandise) - 4.2%
     5,000 Sears Roebuck Acceptance Corp.
           6.05%, due 1/14/00............................................ 4,991

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $ 5,000 Sears Roebuck Acceptance Corp.
           6.15%, due 1/21/00......................................... $  4,985
 Telecommunications (Long Distance) - 2.1%
     5,000 MCI Capital Corp. 6.55%, due 1/26/00.......................... 4,979

 Trucks & Parts  - 3.2%
     5,700 Cooperative Association of Tractor Dealers
           6.60%, due 1/06/00............................................ 5,697
     1,000 Cooperative Association of Tractor Dealers
           6.90%, due 1/21/00.............................................. 997
     1,000 Cooperative Association of Tractor Dealers
           7.15%, due 1/06/00.............................................. 999
                                                                          ------
 TOTAL COMMERCIAL PAPER...................................................80,992
                                                                          ------
 CORPORATE BONDS - 44.8%
 Banks (Major Regional) - 4.8%
     4,000 MBNA America Bank
           5.51%, due 4/13/00
           Put Date 1/13/00.............................................. 3,999
     2,500 MBNA Corp.
           6.42%, due 3/09/00............................................ 2,499
     5,000 MBNA Corp.
           6.695%, due 9/01/00
           Put Date 3/01/00.............................................. 5,006

 Banks (Regional) - 5.0%
    12,000 American Express Centurion Bank
           5.70%, due 4/24/00
           Put Date 1/01/00............................................. 12,000

 Consumer Finance - 4.4%
     1,630 Countrywide Funding Corp. 5.62%, due 10/16/00................. 1,619
       500 Countrywide Funding Corp.
           7.32%, due 8/15/00.............................................. 504
     5,000 Countrywide Home Loans, Inc. 5.195%, due 1/11/00.............. 5,000

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
   $ 3,460 Homeside Lending, Inc. 6.875%, due 5/15/00................ $  3,476

 Financial (Diversified) - 8.0%
     3,500 Finova Capital Corp. 6.375%, due 10/15/00.................... 3,493
     1,665 Finova Capital Corp. 8.00%, due 2/01/00...................... 1,667
     2,000 Heller Financial, Inc. 5.625%, due 3/15/00................... 2,002
     1,000 Heller Financial, Inc. 6.50%, due 5/15/00.................... 1,005
    11,000 # Textron Financial Corp. (144A) 5.92%, due 5/12/00
           Put Date 1/01/00............................................ 11,000

 Health Care (Specialized Services) - 2.0%
     4,700 Everett Clinic
           6.95%, due 12/01/21
           Put Date 1/06/00............................................. 4,700

 Homebuilding - 2.9%
     6,933 Summer Station Apartments, LLC 6.49%, due 6/01/19 Put Date 1/05/00.
           6,933

 Insurance (Life & Health) - 4.6%
    11,000 First Allamerica Financial 6.235%, due 8/05/04 Put Date 2/03/00....
           11,000

 Investment Banking & Brokerage - 13.1%
     3,500 # Goldman Sachs Group, L.P. (144A) 5.15%, due 4/19/00........ 3,500
     8,000 # Goldman Sachs Group, L.P. (144A) 6.20125%, due 1/12/01
           Put Date 1/15/00............................................. 8,000
     4,000 Lehman Brothers Holdings, Inc. 6.15%, due 3/15/00............ 4,004
     8,000 Lehman Brothers Holdings, Inc. 6.595%, due 5/23/01
           Put Date 1/23/00............................................. 8,000
     8,100 Morgan Stanley Dean Witter Co. 5.61125%, due 3/13/01
           Put Date 12/12/00............................................ 8,100
                                                                          -----
 TOTAL CORPORATE BONDS..................................................107,507
                                                                          -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO MONEY MARKET FUND
                            As of December 31, 1999

 PRINCIPAL
 AMOUNT (000's)                                                   VALUE (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS -  12.3%
 Health Care (Diversified) - 1.6%
   $   100 Bell County Health Facilities Development Revenue
           6.50%, due 7/01/00
           Put Date 1/06/00.......................................... $    100
       150 Maury County Health and Educational Facilities Board
           Healthcare Revenue 6.50%, due 12/01/00 Put Date 1/06/00........ 150
     3,600 New Hampshire Business Finance Authority Revenue 6.85%, due 6/01/28
           Put Date 1/06/00............................................. 3,600

 Health Care (Long-Term Care) - 5.4%
     3,150 Bowie Assisted Living 7.90%, due 7/01/23 Put Date 1/05/00.... 3,150
       200 Maryland Health and Higher Education Facilities Authority Revenue
           6.80%, due 7/01/27
           Put Date 1/06/00............................................... 200
     2,085 Maryland Health and Higher Education Facilities Authority Revenue
           7.85%, due 1/01/28
           Put Date 1/05/00............................................. 2,085
     2,600 Maryland Health and Higher Education Facilities Authority Revenue
           7.85%, due 7/01/29
           Put Date 1/05/00............................................. 2,600
     4,900 Village Green Finance Co. 6.49%, due 11/01/22 Put Date 1/05/00.....
           4,900

 Homebuilding - 1.2%
     1,000 Breckenridge Terrace LLC Tax Revenue
           5.8775%, due 5/01/39 Put Date 1/06/00........................ 1,000

 PRINCIPAL
 AMOUNT (000's)                                                    VALUE (000's)
--------------------------------------------------------------------------------
   $ 2,000 Eagle County Colorado Housing Facilities Revenue
           5.878%, due 5/01/39
           Put Date 1/06/00........................................... $  2,000

 Retail (General Merchandise) - 3.3%
     8,000 Racetrac Capital, LLC 6.49%, due 4/01/18
           Put Date 1/05/00.............................................. 8,000

 Services (Commercial & Consumer) - 0.8%
     2,000 Wake Forest University 6.49%, due 7/01/17 Put Date 1/05/00.... 2,000
                                                                          ------
 TOTAL MUNICIPAL BONDS................................................... 29,785
                                                                          ------

 CASH EQUIVALENTS - 4.6%
 Investment Companies
    11,147 J.P. Morgan Institutional Prime Money Market................  11,147
                                                                         -------
 TOTAL CASH EQUIVALENTS.................................................. 11,147
                                                                         -------
 TOTAL INVESTMENTS - 99.6%.............................................. 239,429
 Other Assets, less Liabilities........................................... 1,030
                                                                         -------
 NET ASSETS............................................................ $240,459
                                                                         -------
                                                                         -------

--------------------------------------------------------------------------------
If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/99. These rates change periodically based on specified market rate or indices.

#Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." The total cost of such securities is $22,500,000 and the total value is 9.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 1999

                                                           SAFECO     SAFECO
(In Thousands, Except                                      Growth     Equity
Per-Share Amounts)                                           Fund       Fund
----------------------------------------------------------------------------
Assets
 Investments, at Cost                                    $858,375 $1,546,368
                                                         ======== ==========
 Investments, at Value
 Unaffiliated Issuers                                    $388,533 $2,244,126
 Affiliated Issuers                                       469,850         --
                                                         -------- ----------
  Total Investments at Value                              858,383  2,244,126
 Cash                                                          --         --
 Receivables
 Investment Securities Sold                                 3,600         --
 Trust Shares Sold                                          1,531      1,471
 Dividends and Interest                                       464      2,274
 From Advisor                                                 169         10
 Deferred Organization Expense                                 --         --
                                                         -------- ----------
  Total Assets                                            864,147  2,247,881
Liabilities
 Payables
 Investment Securities Purchased                            3,813         --
 Trust Shares Redeemed                                      1,783      3,493
 Notes Payable                                                350         --
 Dividends                                                     --      5,375
 Investment Advisory Fees                                     523      1,275
 Forward Currency Contracts Open, Net                          --         --
 Other                                                        403        554
                                                         -------- ----------
  Total Liabilities                                         6,872     10,697
                                                         -------- ----------
Net Assets                                               $857,275 $2,237,184
                                                         ======== ==========
 No-Load Class:
 Net Assets                                              $815,041 $2,147,299
 Trust Shares Outstanding                                  34,982     89,379
                                                         -------- ----------
 Net Asset Value, Offering Price, and Redemption Price
  Per Share                                              $  23.30 $    24.02
                                                         ======== ==========
 Class A:
 Net Assets                                              $ 27,597 $   61,625
 Trust Shares Outstanding                                   1,189      2,561
                                                         -------- ----------
 Net Asset Value and Redemption Price Per Share          $  23.21 $    24.06
                                                         ======== ==========
 Maximum Offering Price Per Share (Net Asset Value Plus
  Sales Charge of 5.75%)                                 $  24.63 $    25.53
                                                         ======== ==========
 Class B:
 Net Assets                                              $ 14,637 $   28,260
 Trust Shares Outstanding                                     649      1,186
                                                         -------- ----------
 Net Asset Value and Offering Price Per Share*           $  22.57 $    23.83
                                                         ======== ==========
----------------------------------------------------------------------------

* For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SAFECO    SAFECO   SAFECO        SAFECO        SAFECO     SAFECO
       Income Northwest Balanced International Small Company U.S. Value
         Fund      Fund     Fund          Fund          Fund       Fund
-----------------------------------------------------------------------
     $234,471  $ 58,723  $21,974       $25,673       $28,117    $10,048
     ========  ========  =======       =======       =======    =======
     $309,849  $107,764  $23,205       $38,242       $32,062    $11,255
           --        --       --            --            --         --
     --------  --------  -------       -------       -------    -------
      309,849   107,764   23,205        38,242        32,062     11,255
           --        --       --         1,135            --         --
          232        --       --            --            --         --
           20       844       55           305           118          1
          727        31      130            51            24         18
            1        --        4            --             6          7
           --        --        4             4             4          9
     --------  --------  -------       -------       -------    -------
      310,829   108,639   23,398        39,737        32,214     11,290
           --        --       --            --         1,406         --
        1,121       130       61            14           113         16
           --        --       --            --            --         --
        1,475     1,253      173            --            --        266
          209        71       17            36            22          8
           --        --       --            50            --         --
           76        35       13            63            13         17
     --------  --------  -------       -------       -------    -------
        2,881     1,489      264           163         1,554        307
     --------  --------  -------       -------       -------    -------
     $307,948  $107,150  $23,134       $39,574       $30,660    $10,983
     ========  ========  =======       =======       =======    =======
     $303,537  $ 97,534  $18,008       $36,967       $28,319    $ 9,905
       13,555     3,851    1,524         2,181         2,225        829
     --------  --------  -------       -------       -------    -------
     $  22.39  $  25.33  $ 11.81       $ 16.95       $ 12.73    $ 11.95
     ========  ========  =======       =======       =======    =======
     $  2,046  $  4,774  $ 2,573       $ 1,215       $ 1,067    $   331
           91       191      217            72            85         28
     --------  --------  -------       -------       -------    -------
     $  22.52  $  25.01  $ 11.87       $ 16.89       $ 12.55    $ 11.94
     ========  ========  =======       =======       =======    =======

     $  23.89  $  26.54  $ 12.59       $ 17.92       $ 13.32    $ 12.67
     ========  ========  =======       =======       =======    =======
     $  2,365  $  4,842  $ 2,553       $ 1,392       $ 1,274    $   747
          105       198      216            84           104         63
     --------  --------  -------       -------       -------    -------
     $  22.53  $  24.46  $ 11.83       $ 16.56       $ 12.22    $ 11.88
     ========  ========  =======       =======       =======    =======
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 1999

                                            SAFECO             SAFECO    SAFECO
(In Thousands, Except                   High-Yield  Intermediate-Term   Managed
Per-Share Amounts)                       Bond Fund U.S. Treasury Fund Bond Fund
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                      $78,293            $21,103    $8,541
                                           =======            =======    ======
 Investments, at Value                     $75,617            $20,551    $8,203
 Receivables
 Investment Securities Sold                     --                 --        --
 Trust Shares Sold                              79                 61        --
 Interest                                    1,511                282        97
 Other                                          26                  1         2
                                           -------            -------    ------
  Total Assets                              77,233             20,895     8,302
Liabilities
 Payables
 Trust Shares Redeemed                         786                  2        --
 Notes Payable                                  --                 --        --
 Dividends                                     199                 37        18
 Investment Advisory Fees                       39                 11         4
 Transfer Agent Fees                            14                  5         2
 Other                                           9                  4        --
                                           -------            -------    ------
  Total Liabilities                          1,047                 59        24
                                           -------            -------    ------
Net Assets                                 $76,186            $20,836    $8,278
                                           =======            =======    ======
 No-Load Class:
 Net Assets                                $73,004            $19,092    $6,781
 Trust Shares Outstanding                    8,711              1,912       858
                                           -------            -------    ------
 Net Asset Value, Offering Price, and
  Redemption Price Per Share               $  8.38            $  9.99    $ 7.90
                                           =======            =======    ======
 Class A:
 Net Assets                                $ 1,583            $   958    $  573
 Trust Shares Outstanding                      189                 96        73
                                           -------            -------    ------
 Net Asset Value and Redemption Price
  Per Share                                $  8.38            $ 10.00    $ 7.90
                                           =======            =======    ======
 Maximum Offering Price Per Share (Net
  Asset Value Plus Sales Charge of
  4.5%)                                    $  8.77            $ 10.47    $ 8.27
                                           =======            =======    ======
 Class B:
 Net Assets                                $ 1,599            $   786    $  924
 Trust Shares Outstanding                      191                 78       117
                                           -------            -------    ------
 Net Asset Value and Offering Price
  Per Share*                               $  8.38            $  9.99    $ 7.89
                                           =======            =======    ======
-------------------------------------------------------------------------------

 * For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.
**  Also represents offering price per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SAFECO                  SAFECO                    SAFECO             SAFECO
 Municipal     California Tax-Free          Washington State       Money Market
 Bond Fund             Income Fund       Municipal Bond Fund               Fund
---------------------------------------------------------------------------------
  $458,045                 $90,766                    $7,522           $239,429
  ========                 =======                    ======           ========
  $465,200                 $85,650                    $7,161           $239,429
        --                   1,674                        --                 --
        22                      15                        --                400
     8,717                   1,622                       132              1,699
        --                      --                        --                 43
  --------                 -------                    ------           --------
   473,939                  88,961                     7,293            241,571
       356                      55                        --                863
        --                   1,425                        --                 --
       798                     100                        24                 43
       207                      41                         3                109
        27                       7                        --                 66
        33                      12                        --                 31
  --------                 -------                    ------           --------
     1,421                   1,640                        27              1,112
  --------                 -------                    ------           --------
  $472,518                 $87,321                    $7,266           $240,459
  ========                 =======                    ======           ========
  $470,267                 $85,782                    $6,748           $235,926
    36,472                   7,771                       699            235,926
  --------                 -------                    ------           --------
  $  12.89                 $ 11.04                    $ 9.65           $   1.00
  ========                 =======                    ======           ========
  $    929                 $   740                    $  191           $  3,554
        72                      67                        20              3,554
  --------                 -------                    ------           --------
  $  12.90                 $ 11.05                    $ 9.65           $   1.00**
  ========                 =======                    ======           ========
  $  13.51                 $ 11.57                    $10.10           $     --
  ========                 =======                    ======           ========
  $  1,322                 $   799                    $  327           $    979
       103                      72                        34                979
  --------                 -------                    ------           --------
  $  12.88                 $ 11.04                    $ 9.66           $   1.00
  ========                 =======                    ======           ========
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 1999

                                                          SAFECO    SAFECO
                                                          Growth    Equity
(In Thousands)                                              Fund      Fund
---------------------------------------------------------------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $61 in the
  International Fund)                                   $  4,423  $ 32,457
 Interest                                                    239     2,991
                                                        --------  --------
 Total Investment Income                                   4,662    35,448
Expenses
 Investment Advisory                                       6,137    12,814
 Transfer Agent                                            3,113     4,329
 Fund Accounting and Administration                          219       408
 Shareholder Service--Class A                                 71       148
 --Class B                                                    36        61
 Distribution--Class B                                       108       182
 Legal and Auditing                                          123       196
 Custodian                                                    79       125
 Registration                                                 50        69
 Reports to Shareholders                                     701       699
 Trustees                                                     12        14
 Interest                                                    390         1
 Other                                                       232       317
                                                        --------  --------
 Total Expenses Before Reimbursement                      11,271    19,363
 Expense Reimbursement                                      (576)      (24)
                                                        --------  --------
 Total Expenses After Reimbursement                       10,695    19,339
                                                        --------  --------
Net Investment Income (Loss)                              (6,033)   16,109
Net Realized and Unrealized Gain (Loss) on Investments
 and Foreign Currency
 Net Realized Gain (Loss) from:
 Investments in Unaffiliated Issuers                      33,689   108,654
 Investments in Affiliated Issuers                       (63,935)       --
 Foreign Currency Transactions                                --        --
                                                        --------  --------
 Total Net Realized Gain (Loss)                          (30,246)  108,654
 Net Change in Unrealized Appreciation (Depreciation)      8,592    72,979
                                                        --------  --------
Net Gain (Loss) on Investments and Foreign Currency      (21,654)  181,633
                                                        --------  --------
Net Change in Net Assets Resulting from Operations      $(27,687) $197,742
                                                        ========  ========
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       SAFECO     SAFECO    SAFECO         SAFECO         SAFECO      SAFECO
       Income  Northwest  Balanced  International  Small Company  U.S. Value
         Fund       Fund      Fund           Fund           Fund        Fund
-----------------------------------------------------------------------------
     $  9,667    $   365     $ 284         $  453        $   112        $219
        1,229         59       560             44            105          16
     --------    -------     -----         ------        -------        ----
       10,896        424       844            497            217         235
        2,300        534       166            301            239          80
          716        216        68             83             92          26
          139         48        14             19             17           7
            6          7         4              2              2           1
            6          8         6              2              3           2
           17         24        19              8              8           5
           50         24        20             22             21          19
           25          8         6             47             12           4
           22         17        14             13             12          15
           94         25        12              9             33          10
            7          6         6              6              6           6
           --         --        --             --              1          --
           55         12         7              9             13           6
     --------    -------     -----         ------        -------        ----
        3,437        929       342            521            459         181
           (8)       (61)      (50)           (73)           (79)        (42)
     --------    -------     -----         ------        -------        ----
        3,429        868       292            448            380         139
     --------    -------     -----         ------        -------        ----
        7,467       (444)      552             49           (163)         96
       11,161      8,020       438            576         (5,990)        451
           --         --        --             --             --          --
           --         --        --            (88)            --          --
     --------    -------     -----         ------        -------        ----
       11,161      8,020       438            488         (5,990)        451
      (17,088)    28,195      (709)         7,927          9,193         (51)
     --------    -------     -----         ------        -------        ----
       (5,927)    36,215      (271)         8,415          3,203         400
     --------    -------     -----         ------        -------        ----
     $  1,540    $35,771     $ 281         $8,464        $ 3,040        $496
     ========    =======     =====         ======        =======        ====
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 1999

                                          SAFECO              SAFECO     SAFECO
                                      High-Yield   Intermediate-Term    Managed
(In Thousands)                         Bond Fund  U.S. Treasury Fund  Bond Fund
--------------------------------------------------------------------------------
Investment Income
 Interest                                $ 7,373             $ 1,376      $ 481
 Dividends                                   210                  --         --
                                         -------             -------      -----
 Total Investment Income                   7,583               1,376        481
Expenses
 Investment Advisory                         482                 123         40
 Transfer Agent                              167                  56         15
 Fund Accounting and Administration           48                  13          5
 Shareholder Service--Class A                  5                   2          1
 --Class B                                     5                   2          2
 Distribution--Class B                        14                   6          6
 Legal and Auditing                           25                  20         19
 Custodian                                     8                   3          3
 Reports to Shareholders                      33                   9          7
 Trustees                                      6                   6          6
 Interest                                     13                  --         --
 Other                                        37                  21         20
                                         -------             -------      -----
 Total Expenses Before Reimbursement         843                 261        124
 Expense Reimbursement                       (41)                (42)       (40)
                                         -------             -------      -----
 Total Expenses After Reimbursement          802                 219         84
                                         -------             -------      -----
Net Investment Income                      6,781               1,157        397
Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
  Investments                             (1,769)                (33)      (274)
 Net Change in Unrealized
  Appreciation (Depreciation)             (2,107)             (1,619)      (441)
                                         -------             -------      -----
Net Gain (Loss) on Investments            (3,876)             (1,652)      (715)
                                         -------             -------      -----
Net Change in Net Assets Resulting
 from Operations                         $ 2,905             $  (495)     $(318)
                                         =======             =======      =====
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         SAFECO                 SAFECO                 SAFECO          SAFECO
      Municipal    California Tax-Free       Washington State    Money Market
      Bond Fund            Income Fund    Municipal Bond Fund            Fund
------------------------------------------------------------------------------
       $ 29,611               $  5,849                  $ 428         $12,532
             --                     --                     --              --
       --------               --------                  -----         -------
         29,611                  5,849                    428          12,532
          2,359                    553                     42           1,166
            318                     87                      4             693
            164                     63                      4             127
              2                      2                      1              --
              4                      2                      1              --
             11                      7                      2              --
             64                     29                     19              38
             29                     11                      2              21
            107                     30                      1              89
              8                      6                      6               7
              3                      1                     --               1
            107                     21                      4              91
       --------               --------                  -----         -------

          3,176                    812                     86           2,233
             --                     --                    (10)           (338)
       --------               --------                  -----         -------
          3,176                    812                     76           1,895
       --------               --------                  -----         -------
         26,435                  5,037                    352          10,637



         (1,564)                (1,041)                    (6)             --

        (57,414)               (14,076)                  (837)             --
       --------               --------                  -----         -------
        (58,978)               (15,117)                  (843)             --
       --------               --------                  -----         -------

       $(32,543)              $(10,080)                 $(491)        $10,637
       ========               ========                  =====         =======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                           SAFECO Growth Fund
                                                      ------------------------
                                                       Year Ended December 31
(In Thousands)                                               1999         1998
-------------------------------------------------------------------------------
Operations
 Net Investment Income (Loss)                         $    (6,033) $      (918)
 Net Realized Gain (Loss) on Investments and
  Foreign Currency Transactions                           (30,246)      44,781
 Net Change in Unrealized Appreciation (Depreciation)       8,592      (92,841)
                                                      -----------  -----------
 Net Change in Net Assets Resulting from Operations       (27,687)     (48,978)
Dividends to Shareholders from
 Net Investment Income
 No-Load Class                                                 --           --
 Class A                                                       --           --
 Class B                                                       --           --
 Net Realized Gain on Investments
 No-Load Class                                                 --      (43,556)
 Class A                                                       --       (1,055)
 Class B                                                       --         (497)
                                                      -----------  -----------
 Total                                                         --      (45,108)
Net Trust Share Transactions
 No-Load Class                                           (551,458)     846,267
 Class A                                                   (6,151)      32,104
 Class B                                                     (935)      15,181
                                                      -----------  -----------
 Total                                                   (558,544)     893,552
                                                      -----------  -----------
Total Change in Net Assets                               (586,231)     799,466
Net Assets at Beginning of Period                       1,443,506      644,040
                                                      -----------  -----------
Net Assets at End of Period                           $   857,275  $ 1,443,506
                                                      ===========  ===========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     SAFECO Equity Fund        SAFECO Income Fund    SAFECO Northwest Fund
------------------------  ------------------------  -----------------------
 Year Ended December 31    Year Ended December 31   Year Ended December 31
       1999         1998         1999         1998         1999        1998
----------------------------------------------------------------------------
$    16,109  $    17,446  $     7,467  $    10,977  $      (444) $     (373)
    108,654       79,369       11,161       20,424        8,020       1,091
     72,979      295,679      (17,088)     (10,865)      28,195       1,410
-----------  -----------  -----------  -----------  -----------  ----------
    197,742      392,494        1,540       20,536       35,771       2,128
    (15,806)     (17,149)      (7,391)     (10,921)          --          --
       (255)        (343)         (42)         (33)          --          --
         --           --          (25)         (22)          --          --
   (104,376)     (76,799)     (10,871)     (20,354)      (7,222)       (658)
     (2,993)      (1,908)         (73)        (105)        (358)        (23)
     (1,372)        (656)         (85)        (110)        (370)        (28)
-----------  -----------  -----------  -----------  -----------  ----------
   (124,802)     (96,855)     (18,487)     (31,545)      (7,950)       (709)
     51,436      246,560      (79,020)       8,124        8,418      (2,513)
      9,565       37,060           99        1,405        1,472         831
     10,780       12,194          288        1,483        1,034       1,475
-----------  -----------  -----------  -----------  -----------  ----------
     71,781      295,814      (78,633)      11,012       10,924        (207)
-----------  -----------  -----------  -----------  -----------  ----------
    144,721      591,453      (95,580)           3       38,745       1,212
  2,092,463    1,501,010      403,528      403,525       68,405      67,193
-----------  -----------  -----------  -----------  -----------  ----------
$ 2,237,184  $ 2,092,463  $   307,948  $   403,528  $   107,150  $   68,405
===========  ===========  ===========  ===========  ===========  ==========
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS


                                               SAFECO                    SAFECO
                                        Balanced Fund        International Fund
                              ------------------------  -----------------------
                               Year Ended December 31    Year Ended December 31
(In Thousands)                       1999         1998         1999        1998
--------------------------------------------------------------------------------
Operations
 Net Investment Income
  (Loss)                      $       552  $       505  $        49 $        14
 Net Realized Gain (Loss) on
  Investments and Foreign
  Currency Transactions               438          890          488        (910)
 Net Change in Unrealized
  Appreciation
  (Depreciation)                     (709)         679        7,927       3,209
                              -----------  -----------  ----------- -----------
 Net Change in Net Assets
  Resulting from Operations           281        2,074        8,464       2,313
Dividends to Shareholders
 from Net Investment Income
 No-Load Class                       (481)        (476)          --          --
 Class A                              (32)         (12)          --          --
 Class B                              (37)         (16)          --          --
 Net Realized Gain on
  Investments
 No-Load Class                       (344)        (771)          --          --
 Class A                              (49)         (36)          --          --
 Class B                              (49)         (83)          --          --
                              -----------  -----------  ----------- -----------
 Total                               (992)      (1,394)          --          --
Net Trust Share Transactions
 No-Load Class                       (547)       4,868        6,926       5,155
 Class A                            1,732          660          338         273
 Class B                              574        1,675          329         396
                              -----------  -----------  ----------- -----------
 Total                              1,759        7,203        7,593       5,824
                              -----------  -----------  ----------- -----------
Total Change in Net Assets          1,048        7,883       16,057       8,137
Net Assets at Beginning of
 Period                            22,086       14,203       23,517      15,380
                              -----------  -----------  ----------- -----------
Net Assets at End of Period   $    23,134  $    22,086  $    39,574 $    23,517
                              ===========  ===========  =========== ===========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       SAFECO
            SAFECO                   SAFECO                        High-Yield
Small Company Fund          U.S. Value Fund                         Bond Fund
--------------------      ----------------------    ------------------------------
        Year Ended               Year Ended
       December 31              December 31            Year Ended December 31
   1999         1998         1999         1998             1999             1998
----------------------------------------------------------------------------------
$  (163)    $   (220)     $    96      $   102      $     6,781      $     6,383
 (5,990)      (4,172)         451          464           (1,769)             (57)
  9,193       (9,513)         (51)         598           (2,107)          (2,997)
-------     --------      -------      -------      -----------      -----------
  3,040     (13,905)          496        1,164            2,905            3,329
     --           --          (93)        (102)          (6,470)          (6,205)
     --           --           (1)          (1)            (178)            (127)
     --           --           --           --             (133)             (51)
     --           --         (408)        (428)              --               --
     --           --          (14)          (9)              --               --
     --           --          (30)         (27)              --               --
-------     --------      -------      -------      -----------      -----------
     --                      (546)        (567)          (6,781)          (6,383)
 (9,618)      25,617          (70)         377           (3,042)          11,564
   (272)       1,449          125           69           (1,269)           2,818
     94          930          126          392              332            1,041
-------     --------      -------      -------      -----------      -----------
 (9,796)      27,996          181          838           (3,979)          15,423
-------     --------      -------      -------      -----------      -----------
 (6,756)      14,091          131        1,435           (7,855)          12,369
 37,416       23,325       10,852        9,417           84,041           71,672
-------     --------      -------      -------      -----------      -----------
$30,660     $ 37,416      $10,983      $10,852      $    76,186      $    84,041
=======     ========      =======      =======      ===========      ===========
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      SAFECO          SAFECO
                                           Intermediate-Term         Managed
                                          U.S. Treasury Fund       Bond Fund
                                          ------------------   --------------
                                                  Year Ended      Year Ended
                                                 December 31     December 31
(In Thousands)                                1999       1998    1999    1998
------------------------------------------------------------------------------
Operations
 Net Investment Income                   $   1,157  $   1,045  $  397  $  278
 Net Realized Gain (Loss) on Investments       (33)         4    (274)    237
 Net Change in Unrealized Appreciation
  (Depreciation)                            (1,619)       648    (441)    (56)
                                         ---------  ---------  ------  ------
 Net Change in Net Assets Resulting from
  Operations                                  (495)     1,697    (318)    459
Dividends to Shareholders from
 Net Investment Income
 No-Load Class                              (1,077)      (992)   (346)   (262)
 Class A                                       (44)       (26)    (19)     (9)
 Class B                                       (36)       (27)    (32)     (7)
 Net Realized Gain on Investments
 No-Load Class                                  --         --      --    (192)
 Class A                                        --         --      --      (8)
 Class B                                        --         --      --     (15)
                                         ---------  ---------  ------  ------
 Total                                      (1,157)    (1,045)   (397)   (493)
Net Trust Share Transactions
 No-Load Class                              (3,442)     7,754     637   2,153
 Class A                                       188        450     311     151
 Class B                                        60        331     470     412
                                         ---------  ---------  ------  ------
 Total                                      (3,194)     8,535   1,418   2,716
                                         ---------  ---------  ------  ------
Total Change in Net Assets                  (4,846)     9,187     703   2,682
Net Assets at Beginning of Period           25,682     16,495   7,575   4,893
                                         ---------  ---------  ------  ------
Net Assets at End of Period              $  20,836  $  25,682  $8,278  $7,575
                                         =========  =========  ======  ======
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


            SAFECO                       SAFECO                        SAFECO
         Municipal          California Tax-Free              Washington State
         Bond Fund                  Income Fund           Municipal Bond Fund
-------------------    ---------------------------   ---------------------------
        Year Ended
       December 31       Year Ended December 31        Year Ended December 31
    1999       1998           1999           1998           1999           1998
--------------------------------------------------------------------------------
$ 26,435   $ 25,941    $     5,037    $     4,928    $       352    $       359
  (1,564)     8,894         (1,041)         3,251             (6)           246
 (57,414)    (3,043)       (14,076)        (1,778)          (837)          (133)
--------   --------    -----------    -----------    -----------    -----------
 (32,543)    31,792        (10,080)         6,401           (491)           472
 (26,332)   (25,876)        (4,966)        (4,878)          (333)          (343)
     (46)       (33)           (38)           (24)            (9)            (9)
     (57)       (32)           (33)           (26)           (10)            (7)
      --     (8,852)            --         (3,208)            --           (224)
      --        (16)            --            (19)            --             (6)
      --        (22)            --            (27)            --             (7)
--------   --------    -----------    -----------    -----------    -----------
 (26,435)   (34,831)        (5,037)        (8,182)          (352)          (596)
 (10,899)    39,941        (11,817)        25,835           (177)           541
      96        557            189            232              5           (149)
     118        884              4            436            114             12
--------   --------    -----------    -----------    -----------    -----------
 (10,685)    41,382        (11,624)        26,503            (58)           404
--------   --------    -----------    -----------    -----------    -----------
 (69,663)    38,343        (26,741)        24,722           (901)           280
 542,181    503,838        114,062         89,340          8,167          7,887
--------   --------    -----------    -----------    -----------    -----------
$472,518   $542,181    $    87,321    $   114,062         $7,266         $8,167
========   ========    ===========    ===========    ===========    ===========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SAFECO
                                                            Money Market Fund
                                                      ------------------------
                                                       Year Ended December 31
(In Thousands)                                               1999         1998
-------------------------------------------------------------------------------
Operations
 Net Investment Income                                $    10,637  $     9,987
 Net Realized Gain (Loss) on Investments                       --           --
 Net Change in Unrealized Appreciation (Depreciation)          --           --
                                                      -----------  -----------
 Net Change in Net Assets Resulting from Operations        10,637        9,987
Dividends to Shareholders from
 Net Investment Income
 No-Load Class                                            (10,421)      (9,906)
 Class A                                                     (168)         (57)
 Class B                                                      (48)         (24)
 Net Realized Gain on Investments
 No-Load Class                                                 --           --
 Class A                                                       --           --
 Class B                                                       --           --
                                                      -----------  -----------
 Total                                                    (10,637)      (9,987)
Net Trust Share Transactions
 No-Load Class                                             11,453       47,850
 Class A                                                    1,368        1,649
 Class B                                                      309          256
                                                      -----------  -----------
 Total                                                     13,130       49,755
                                                      -----------  -----------
Total Change in Net Assets                                 13,130       49,755
Net Assets at Beginning of Period                         227,329      177,574
                                                      -----------  -----------
Net Assets at End of Period                              $240,459  $   227,329
                                                      ===========  ===========
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements

1.  GENERAL
    This financial report is on the 15 SAFECO Mutual Funds that issue Class A and Class B shares. Each Fund is a series of one of the following trusts (each a "Trust") listed below. Each Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment com-pany.
    SAFECO Common Stock Trust
      SAFECO Growth Fund
      SAFECO Equity Fund
      SAFECO Income Fund
      SAFECO Northwest Fund
      SAFECO Balanced Fund
      SAFECO International Stock Fund
      SAFECO Small Company Stock Fund
      SAFECO U.S. Value Fund
    SAFECO Taxable Bond Trust
      SAFECO High-Yield Bond Fund
      SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO Managed Bond Trust
      SAFECO Managed Bond Fund
    SAFECO Tax-Exempt Bond Trust
      SAFECO Municipal Bond Fund
      SAFECO California Tax-Free Income Fund
      SAFECO Washington State Municipal Bond Fund
    SAFECO Money Market Trust
      SAFECO Money Market Fund
    Effective September 30, 1996, certain SAFECO Mutual Funds began issuing two classes of shares--Class A and Class B shares. These classes of shares are sold by financial advisors to shareholders and have associated sales and distribu-tion charges, unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges). Each class of shares represents an interest in the net assets of the fund.
    In connection with issuing Class A and Class B shares, all of the above mentioned funds (except the Money Market Fund) adopted a plan of Distribution ("the Plan"). Under the Plan, Class A and Class B shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

pay a service fee to the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net assets of the Advi-sor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.
    Under the Plan, the distributor uses the service fees primarily to compen-sate persons selling Class A and Class B shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribu-tion fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.
    Subsequent Event. On January 20, 2000, the Board of Trustees voted to liq-uidate and dissolve the SAFECO Washington State Municipal Bond Fund on March 31, 2000. Current shareholders may sell their shares or continue to hold them until the liquidation date, when the then-current value of their investment will be returned to them.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.
    Security Valuation. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Bonds are stated on the basis of valua-tions provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determin-ing value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary in-vestments are valued at amortized cost which approximates market.
    Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and fed-eral income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis for the Taxable Bond Trust, Managed Bond Trust and Tax-Exempt Bond Trust may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are sub-ject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued secu-rities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
    Income Recognition. Dividend income less foreign taxes withheld (if any) for the Common Stock Trust is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Bond premiums and original issue discounts are amortized to either call or maturity dates for the Managed Bond Trust, Tax-Exempt Bond Trust and Money Market Trust. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition for the Tax-Exempt Bond Trust. Interest is ac-crued on bonds and temporary investments daily.
    Dividends and Distributions to Shareholders. For the Growth, Northwest, International, and Small Company Funds, net investment income (if any) is de-clared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For the Equity, Income, Balanced, and U.S. Value Funds, net investment income (if any) is distributed as of the last business day of March, June, September and December. Net investment income for the Taxable Bond Trust, Managed Bond Trust, Tax- Exempt Bond Trust and Money Market Trust is declared as a dividend to shareholders as of the close of each business day and payment is made as of the last business day of each month. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
    Income dividends and capital gain distributions are determined in accor-dance with income tax regulation which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments for foreign exchange contracts and wash sale deferrals. Undistributed/overdistributed net investment income may include temporary fi-nancial reporting and tax basis differences which will reverse in the subse-quent year.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

    Federal Income and Excise Taxes. Each Fund intends to comply with the re-quirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their sharehold-ers in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust intends to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addi-tion, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.
    Foreign Currency Translation. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially ex-pressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the re-spective dates of such transactions. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign with-holding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and lia-bilities other than investments in securities, resulting from changes in the exchange rate.
    Foreign Exchange Contracts. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign cur-rency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign cur-rency exchange contracts are "marked-to-market" daily at the applicable trans-lation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
    Estimates. The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


3.  INVESTMENT TRANSACTIONS
    Following is a summary of investment transactions (excluding short-term se-curities) during the year ended December 31, 1999:

     (In Thousands)                        Purchases    Sales
    ---------------------------------------------------------
     Growth Fund                            $399,709 $982,167
     Equity Fund                             781,123  739,806
     Income Fund                             141,183  219,682
     Northwest Fund                           39,376   36,553
     Balanced Fund                            22,971   21,580
     International Stock Fund                 17,229    6,580
     Small Company Stock Fund                 33,971   40,195
     U.S. Value Fund                           5,670    6,031
     High-Yield Bond Fund                     54,727   55,379
     Intermediate-Term U.S. Treasury Fund     16,163   18,918
     Managed Bond Fund                        12,400   11,302
     Municipal Bond Fund                      86,155  105,208
     California Tax-Free Income Fund          25,935   36,533
     Washington State Municipal Fund             700      790
    ---------------------------------------------------------

Purchases include $8,965, $16,163, and $6,821 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respective-ly.

Sales include $8,409, $18,918, and $6,575 of U.S. Government securities for Balanced, Intermediate-Term U.S. Treasury, and Managed Bond Funds, respective-ly.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

4.TRUST SHARE TRANSACTIONS
    Following is a summary of transactions in shares and the related amounts (in thousands):

                                  SAFECO Growth Fund
               -------------------------------------------------------------
                       No-Load               Class A            Class B
               ------------------------  -----------------  ----------------
                            For the Year Ended December 31
               -------------------------------------------------------------
                      1999         1998      1999     1998     1999     1998
-----------------------------------------------------------------------------
Shares:
 Sales              26,975       89,342       536    1,454      211      681
 Reinvestments          --        1,873        --       45       --       22
 Redemptions       (53,419)     (58,229)     (835)    (193)    (264)     (65)
               -----------  -----------  --------  -------  -------  -------
 Net Change        (26,444)      32,986      (299)   1,306      (53)     638
               ===========  ===========  ========  =======  =======  =======
Amounts:
 Sales         $   571,275  $ 2,179,487  $ 11,412  $35,247  $ 4,371  $16,101
 Reinvestments          --       42,509        --    1,009       --      486
 Redemptions    (1,122,733)  (1,375,729)  (17,563)  (4,152)  (5,306)  (1,406)
               -----------  -----------  --------  -------  -------  -------
 Net Change    $  (551,458) $   846,267  $ (6,151) $32,104  $  (935) $15,181
               ===========  ===========  ========  =======  =======  =======
-----------------------------------------------------------------------------

                                  SAFECO Equity Fund
               -------------------------------------------------------------
                       No-Load               Class A            Class B
               ------------------------  -----------------  ----------------
                            For the Year Ended December 31
               -------------------------------------------------------------
                      1999         1998      1999     1998     1999     1998
-----------------------------------------------------------------------------
Shares:
 Sales              22,947       29,980       784    2,002      540      604
 Reinvestments       4,755        3,861       132       97       57       28
 Redemptions       (25,424)     (23,017)     (518)    (306)    (156)     (70)
               -----------  -----------  --------  -------  -------  -------
 Net Change          2,278       10,824       398    1,793      441      562
               ===========  ===========  ========  =======  =======  =======
Amounts:
 Sales         $   559,406  $   654,422  $ 19,136  $41,546  $13,214  $13,097
 Reinvestments     114,357       88,790     3,189    2,241    1,359      650
 Redemptions      (622,327)    (496,652)  (12,760)  (6,727)  (3,793)  (1,553)
               -----------  -----------  --------  -------  -------  -------
 Net Change    $    51,436  $   246,560  $  9,565  $37,060  $10,780  $12,194
               ===========  ===========  ========  =======  =======  =======
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                 SAFECO Income Fund
                ---------------------------------------------------------------
                      No-Load                Class A             Class B
                -----------------------   -----------------   -----------------
                           For the Year Ended December 31
                ---------------------------------------------------------------
                     1999         1998      1999      1998      1999      1998
-------------------------------------------------------------------------------
Shares:
 Sales              1,419        4,553        41        66        35        62
 Reinvestments        717        1,175         4         5         4         5
 Redemptions       (5,594)      (5,541)      (42)      (14)      (27)       (8)
                ---------    ---------    ------    ------    ------    ------
 Net Change        (3,458)         187         3        57        12        59
                =========    =========    ======    ======    ======    ======
Amounts:
 Sales          $  32,738    $ 114,102    $  951    $1,627    $  808    $1,545
 Reinvestments     16,035       27,902        92       119        98       123
 Redemptions     (127,793)    (133,880)     (944)     (341)     (618)     (185)
                ---------    ---------    ------    ------    ------    ------
 Net Change     $ (79,020)   $   8,124    $   99    $1,405    $  288    $1,483
                =========    =========    ======    ======    ======    ======
-------------------------------------------------------------------------------
                               SAFECO Northwest Fund
                ---------------------------------------------------------------
                      No-Load                Class A             Class B
                -----------------------   -----------------   -----------------
                           For the Year Ended December 31
                ---------------------------------------------------------------
                     1999         1998      1999      1998      1999      1998
-------------------------------------------------------------------------------
Shares:
 Sales              1,370          987        78        77        49       106
 Reinvestments        238           31        13         2        14         1
 Redemptions       (1,343)      (1,165)      (26)      (31)      (16)      (28)
                ---------    ---------    ------    ------    ------    ------
 Net Change           265         (147)       65        48        47        79
                =========    =========    ======    ======    ======    ======
Amounts:
 Sales          $  29,203    $  17,313    $1,632    $1,349    $1,006    $1,882
 Reinvestments      6,029          549       331        29       342        27
 Redemptions      (26,814)     (20,375)     (491)     (547)     (314)     (434)
                ---------    ---------    ------    ------    ------    ------
 Net Change     $   8,418    $  (2,513)   $1,472    $  831    $1,034    $1,475
                =========    =========    ======    ======    ======    ======
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

4.TRUST SHARE TRANSACTIONS (Continued)

                              SAFECO Balanced Fund
                ------------------------------------------------------------
                     No-Load               Class A            Class B
                ---------------------   ----------------   -----------------
                         For the Year Ended December 31
                ------------------------------------------------------------
                    1999        1998      1999     1998      1999      1998
----------------------------------------------------------------------------
Shares:
 Sales               453       1,183       176       72        93       148
 Reinvestments        44          66         7        3         7         7
 Redemptions        (539)       (860)      (39)     (20)      (52)      (16)
                --------    --------    ------    -----    ------    ------
 Net Change          (42)        389       144       55        48       139
                ========    ========    ======    =====    ======    ======
Amounts:
 Sales          $  5,531    $ 14,335    $2,126    $ 862    $1,129    $1,783
 Reinvestments       527         798        75       41        81        91
 Redemptions      (6,605)    (10,265)     (469)    (243)     (636)     (199)
                --------    --------    ------    -----    ------    ------
 Net Change     $   (547)   $  4,868    $1,732    $ 660    $  574    $1,675
                ========    ========    ======    =====    ======    ======
----------------------------------------------------------------------------

                            SAFECO International Fund
                ------------------------------------------------------------
                     No-Load               Class A            Class B
                ---------------------   ----------------   -----------------
                         For the Year Ended December 31
                ------------------------------------------------------------
                    1999        1998      1999     1998      1999      1998
----------------------------------------------------------------------------
Shares:
 Sales             3,678       2,000        47       28        35        40
 Reinvestments        --          --        --       --        --        --
 Redemptions      (3,179)     (1,600)      (23)      (6)      (11)       (9)
                --------    --------    ------    -----    ------    ------
 Net Change          499         400        24       22        24        31
                ========    ========    ======    =====    ======    ======
Amounts:
 Sales          $ 52,012    $ 25,289    $  654    $ 343    $  482    $  511
 Reinvestments        --          --        --       --        --        --
 Redemptions     (45,086)    (20,134)     (316)     (70)     (153)     (115)
                --------    --------    ------    -----    ------    ------
 Net Change     $  6,926    $  5,155    $  338    $ 273    $  329    $  396
                ========    ========    ======    =====    ======    ======
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                               SAFECO Small Company Fund
                 ----------------------------------------------------------------------
                       No-Load                   Class A                Class B
                 -------------------------    -------------------    ------------------
                            For the Year Ended December 31
                 ----------------------------------------------------------------------
                     1999           1998       1999        1998      1999        1998
---------------------------------------------------------------------------------------
Shares:
 Sales              3,426          9,098         33         108        40          87
 Reinvestments         --             --         --          --        --          --
 Redemptions       (4,351)        (7,540)       (59)        (16)      (31)        (20)
                 --------      ---------      -----      ------      ----      ------
 Net Change          (925)         1,558        (26)         92         9          67
                 ========      =========      =====      ======      ====      ======
Amounts:
 Sales           $ 36,187      $ 137,539      $ 347      $1,634      $405      $1,156
 Reinvestments         --             --         --          --        --          --
 Redemptions      (45,805)      (111,922)      (619)       (185)     (311)       (226)
                 --------      ---------      -----      ------      ----      ------
 Net Change      $ (9,618)     $  25,617      $(272)     $1,449      $ 94      $  930
                 ========      =========      =====      ======      ====      ======
---------------------------------------------------------------------------------------

                                SAFECO U.S. Value Fund
                 ----------------------------------------------------------------------
                       No-Load                   Class A                Class B
                 -------------------------    -------------------    ------------------
                            For the Year Ended December 31
                 ----------------------------------------------------------------------
                     1999           1998       1999        1998      1999        1998
---------------------------------------------------------------------------------------
Shares:
 Sales                163            225         15           7        16          34
 Reinvestments         17             17          1          --         2           2
 Redemptions         (189)          (215)        (5)         (1)       (8)         (3)
                 --------      ---------      -----      ------      ----      ------
 Net Change            (9)            27         11           6        10          33
                 ========      =========      =====      ======      ====      ======
Amounts:
 Sales           $  2,043      $   2,687      $ 179      $   81      $196      $  410
 Reinvestments        202            203          9           4        25          21
 Redemptions       (2,315)        (2,513)       (63)        (16)      (95)        (39)
                 --------      ---------      -----      ------      ----      ------
 Net Change      $    (70)     $     377      $ 125      $   69      $126      $  392
                 ========      =========      =====      ======      ====      ======
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

4.TRUST SHARE TRANSACTIONS (Continued)

                            SAFECO High-Yield Bond Fund
                --------------------------------------------------------------
                     No-Load                Class A             Class B
                ---------------------   ------------------   -----------------
                          For the Year Ended December 31
                --------------------------------------------------------------
                    1999        1998       1999      1998      1999      1998
------------------------------------------------------------------------------
Shares:
 Sales             7,351       9,834        127       319       129       138
 Reinvestments       523         466         14        11        15         5
 Redemptions      (8,235)     (9,014)      (290)      (21)     (110)      (25)
                --------    --------    -------    ------    ------    ------
 Net Change         (361)      1,286       (149)      309        34       118
                ========    ========    =======    ======    ======    ======
Amounts:
 Sales          $ 63,720    $ 88,489    $ 1,097    $2,907    $1,136    $1,223
 Reinvestments     4,482       4,195        122        94       123        44
 Redemptions     (71,244)    (81,120)    (2,488)     (183)     (927)     (226)
                --------    --------    -------    ------    ------    ------
 Net Change     $ (3,042)   $ 11,564    $(1,269)   $2,818    $  332    $1,041
                ========    ========    =======    ======    ======    ======
------------------------------------------------------------------------------
                    SAFECO Intermediate-Term U.S. Treasury Fund
                --------------------------------------------------------------
                     No-Load                Class A             Class B
                ---------------------   ------------------   -----------------
                          For the Year Ended December 31
                --------------------------------------------------------------
                    1999        1998       1999      1998      1999      1998
------------------------------------------------------------------------------
Shares:
 Sales               666       1,506         58        50        55        76
 Reinvestments        65          53          4         2         3         2
 Redemptions      (1,059)       (837)       (43)      (10)      (53)      (47)
                --------    --------    -------    ------    ------    ------
 Net Change         (328)        722         19        42         5        31
                ========    ========    =======    ======    ======    ======
Amounts:
 Sales          $  6,902    $ 16,057    $   599    $  539    $  574    $  799
 Reinvestments       669         561         37        20        31        23
 Redemptions     (11,013)     (8,864)      (448)     (109)     (545)     (491)
                --------    --------    -------    ------    ------    ------
 Net Change     $ (3,442)   $  7,754    $   188    $  450    $   60    $  331
                ========    ========    =======    ======    ======    ======
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                              SAFECO Managed Bond Fund
                 -------------------------------------------------------------------
                       No-Load                  Class A              Class B
                 -------------------------    -----------------    -----------------
                           For the Year Ended December 31
                 -------------------------------------------------------------------
                      1999          1998      1999       1998       1999      1998
------------------------------------------------------------------------------------
Shares:
 Sales                 259           329        44         31         69        48
 Reinvestments          19            18         2          1          3         2
 Redemptions          (202)         (103)       (7)       (15)       (16)       (3)
                 ---------      --------      ----      -----      -----      ----
 Net Change             76           244        39         17         56        47
                 =========      ========      ====      =====      =====      ====
Amounts:
 Sales           $   2,143      $  2,905      $355      $ 271      $ 578      $420
 Reinvestments         155           157        15         10         27        15
 Redemptions        (1,661)         (909)      (58)      (130)      (136)      (23)
                 ---------      --------      ----      -----      -----      ----
 Net Change      $     637      $  2,153      $312      $ 151      $ 469      $412
                 =========      ========      ====      =====      =====      ====
------------------------------------------------------------------------------------
                             SAFECO Municipal Bond Fund
                 -------------------------------------------------------------------
                       No-Load                  Class A              Class B
                 -------------------------    -----------------    -----------------
                           For the Year Ended December 31
                 -------------------------------------------------------------------
                      1999          1998      1999       1998       1999      1998
------------------------------------------------------------------------------------
Shares:
 Sales               6,634         7,648         9         41         27        59
 Reinvestments       1,231         1,598         1          2          3         3
 Redemptions        (8,766)       (6,515)       (3)        (4)       (22)       (1)
                 ---------      --------      ----      -----      -----      ----
 Net Change           (901)        2,731         7         39          8        61
                 =========      ========      ====      =====      =====      ====
Amounts:
 Sales           $  92,371      $111,887      $125      $ 596      $ 369      $859
 Reinvestments      16,926        23,242        18         26         43        41
 Redemptions      (120,196)      (95,188)      (47)       (65)      (294)      (16)
                 ---------      --------      ----      -----      -----      ----
 Net Change      $ (10,899)     $ 39,941      $ 96      $ 557      $ 118      $884
                 =========      ========      ====      =====      =====      ====
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

4.TRUST SHARE TRANSACTIONS (Continued)

                       SAFECO California Tax-Free Income Fund
                 --------------------------------------------------------------------
                       No-Load                  Class A               Class B
                 ------------------------    ------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                     1999          1998       1999       1998       1999       1998
-------------------------------------------------------------------------------------
Shares:
 Sales              2,144         4,348         30         28         14         41
 Reinvestments        321           494          3          2          2          3
 Redemptions       (3,524)       (2,846)       (19)       (12)       (17)       (10)
                 --------      --------      -----      -----      -----      -----
 Net Change        (1,059)        1,996         14         18         (1)        34
                 ========      ========      =====      =====      =====      =====
Amounts:
 Sales           $ 26,624      $ 56,554      $ 384      $ 366      $ 176      $ 522
 Reinvestments      3,849         6,359         30         25         26         39
 Redemptions      (42,290)      (37,078)      (225)      (159)      (198)      (125)
                 --------      --------      -----      -----      -----      -----
 Net Change      $(11,817)     $ 25,835      $ 189      $ 232      $   4      $ 436
                 ========      ========      =====      =====      =====      =====
-------------------------------------------------------------------------------------
                     SAFECO Washington State Municipal Bond Fund
                 --------------------------------------------------------------------
                       No-Load                  Class A               Class B
                 ------------------------    ------------------    ------------------
                           For the Year Ended December 31
                 --------------------------------------------------------------------
                     1999          1998       1999       1998       1999       1998
-------------------------------------------------------------------------------------
Shares:
 Sales                 90           284         --          1         10         --
 Reinvestments          8            13          1          1          1          1
 Redemptions         (114)         (247)        --        (15)        --         --
                 --------      --------      -----      -----      -----      -----
 Net Change           (16)           50          1        (13)        11          1
                 ========      ========      =====      =====      =====      =====
Amounts:
 Sales           $    903      $  3,139      $  --      $   7      $ 107      $   3
 Reinvestments         81           137          5          7          7          9
 Redemptions       (1,161)       (2,735)        --       (163)        --         --
                 --------      --------      -----      -----      -----      -----
 Net Change      $   (177)     $    541      $   5      $(149)     $ 114      $  12
                 ========      ========      =====      =====      =====      =====
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                            SAFECO Money Market Fund
               --------------------------------------------------------
                     No-Load             Class A           Class B
               --------------------  ----------------  ----------------
                         For the Year Ended December 31
               --------------------------------------------------------
                    1999       1998     1999     1998     1999     1998
------------------------------------------------------------------------
Shares:
 Sales           468,818    491,508    8,404    3,057    2,303    1,672
 Reinvestments     9,827      9,260      157       51       41       17
 Redemptions    (467,192)  (452,918)  (7,193)  (1,459)  (2,035)  (1,433)
               ---------  ---------  -------  -------  -------  -------
 Net Change       11,453     47,850    1,368    1,649      309      256
               =========  =========  =======  =======  =======  =======
Amounts:
 Sales         $ 468,818  $ 491,508  $ 8,404  $ 3,057  $ 2,303  $ 1,672
 Reinvestments     9,827      9,260      157       51       41       17
 Redemptions    (467,192)  (452,918)  (7,193)  (1,459)  (2,035)  (1,433)
               ---------  ---------  -------  -------  -------  -------
 Net Change    $  11,453  $  47,850  $ 1,368  $ 1,649  $   309  $   256
               =========  =========  =======  =======  =======  =======
------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


5.  COMPONENTS OF NET ASSETS
    At December 31, 1999, the components of net assets were as follows:

                            SAFECO           SAFECO      SAFECO       SAFECO
                            Growth           Equity      Income    Northwest
(In Thousands)                Fund             Fund        Fund         Fund
-----------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There Is an Excess of
 Value Over Identified
 Cost
                         $ 196,433       $  777,023    $ 97,121     $ 53,171
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There Is an Excess of
 Identified Cost Over
 Value
                          (196,425)         (79,265)    (21,743)      (4,130)
                         ---------       ----------    --------     --------
Net Unrealized
 Appreciation                    8          697,758      75,378       49,041
Accumulated Net Realized
 (Loss) on Investments
 Wash Sale Deferral*          (351)              --          --           --
 Other                     (31,148)**            --          --           --
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)        888,766        1,539,426     232,570       58,109
                         ---------       ----------    --------     --------
Net Assets at December
 31, 1999                $ 857,275       $2,237,184    $307,948     $107,150
                         =========       ==========    ========     ========

                                                         SAFECO       SAFECO
                            SAFECO           SAFECO       Small         U.S.
                          Balanced    International     Company        Value
(In Thousands)                Fund             Fund        Fund         Fund
-----------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Value Over
 Identified Cost
                         $   2,539       $   13,205    $  6,624     $  1,921
Aggregate Gross
 Unrealized Depreciation
 on Investments and
 Forward Contracts in
 Which There is an
 Excess of Identified
 Cost Over Value
                            (1,308)            (687)     (2,679)        (714)
                         ---------       ----------    --------     --------
Net Unrealized
 Appreciation                1,231           12,518       3,945        1,207
Accumulated Net Realized
 (Loss) on Investments:
 Wash Sale Deferral*            (5)             (30)         --           --
 Other                          --             (160)**  (10,162)**        --
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)         21,908           27,246      36,877        9,776
                         ---------       ----------    --------     --------
Net Assets at December
 31, 1999                $  23,134       $   39,574    $ 30,660     $ 10,983
                         =========       ==========    ========     ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                               SAFECO
                                        Intermediate-     SAFECO
                              SAFECO             Term    Managed       SAFECO
                          High-Yield    U.S. Treasury       Bond    Municipal
(In Thousands)             Bond Fund             Fund       Fund    Bond Fund
--------------------------------------------------------------------------------
Aggregate Gross
 Unrealized Appreciation
 on Investments in Which
 There Is an Excess of
 Value Over Identified
 Cost                        $   685          $    42     $   --     $ 27,156
Aggregate Gross
 Unrealized Depreciation
 on Investments in Which
 There Is an Excess of
 Identified Cost Over
 Value                        (3,361)            (594)      (338)     (20,001)
                             -------          -------     ------     --------
Net Unrealized
 Appreciation
 (Depreciation)               (2,676)            (552)      (338)       7,155
Accumulated Net Realized
 Gain (Loss) on
 Investments:
 Wash Sale Deferral*              --               --        (26)          --
 Other                        (2,166)**          (282)**    (248)**    (1,565)**
Paid in Capital (Par
 Value $.001, Unlimited
 Shares Authorized)           81,028           21,670      8,890      466,928
                             -------          -------     ------     --------
Net Assets at December
 31, 1999                    $76,186          $20,836     $8,278     $472,518
                             =======          =======     ======     ========

                                             SAFECO        SAFECO
                                         California    Washington      SAFECO
                                           Tax-Free         State       Money
                                             Income     Municipal      Market
(In Thousands)                                 Fund     Bond Fund        Fund
-----------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
 on Investments in Which There Is an
 Excess of Value Over Identified Cost       $ 1,501        $   80    $     --
Aggregate Gross Unrealized Depreciation
 on Investments in Which There Is an
 Excess of Identified Cost Over Value        (6,617)         (441)         --
                                            -------        ------    --------
Net Unrealized Appreciation
 (Depreciation)                              (5,116)         (361)         --
Accumulated Net Realized Gain (Loss) on
 Investments                                 (1,042)**         (6)**       --
Paid in Capital (Par Value $.001,
 Unlimited Shares Authorized)                93,479         7,633     240,459
                                            -------        ------    --------
Net Assets at December 31, 1999             $87,321        $7,266    $240,459
                                            =======        ======    ========

--------------------------------------------------------------------------------
 * Represents accumulated realized losses not currently available to offset fu-ture distributions.
** At December 31, 1999, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as fol-lows:

                                      Amounts Expiration Dates
                                      ------- ----------------
 Growth Fund                          $31,148        2006-2007
 International Fund                       160        2006-2007
 Small Company Fund                    10,162        2006-2007
 High-Yield Bond Fund                   2,166        2004-2007
 Intermediate-Term U.S. Treasury Fund     282        2001-2006
 Managed Bond Fund                        248             2007
 Municipal Bond Fund                    1,565             2007
 California Tax-Free Income Fund        1,042             2007
 Washington State Municipal Bond Fund       6             2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


6.  INVESTMENT ADVISORY FEES AND OTHER
  TRANSACTIONS WITH AFFILIATES

    Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the new contract are based on a per-centage of each day's net assets, which, on an annual basis, are as follows:


International Fund:
  First $250 million 1.00%
  Next $500 million   .90
  Over $750 million   .80

Growth, Equity, Income,
  Northwest, Balanced and
  U.S. Value Funds:
 First $250 million   .70%
 Next $500 million    .65
 Next $500 million    .60
 Over $1.25 billion   .55

Small Company Fund:
 First $250 million .75%
 Next $500 million  .70
 Next $500 million  .65
 Over $1.25 billion .60

High-Yield Bond Fund:
 First $250 million .65%
 Next $500 million  .55
 Over $750 million  .50

Intermediate-Term U.S.
  Treasury Fund
 First $250 million .55%
 Next $500 million  .50
 Next $500 million  .45
 Over $1.25 billion .40


  Managed Bond Fund:
 First $750 million .50%
 Next $500 million  .45
 Over $1.25 billion .40

Money Market Fund:
First $250 million  .50%
Next $500 million   .45
Next $500 million   .40
Over $1.25 billion  .35

Municipal, California and
  Washington Funds:
 First $250 million   .50%
 Next $500 million    .45
 Over $750 million    .40

    SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


    Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

Fund Accounting:
 First $200 million    .04%
 Over $200 million     .01

Fund Administration:
 First $200 million    .05%
 Over $200 million     .01

    Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Serv-ices Corporation receives transfer agent fees. SAFECO Securities, Inc. re-ceives shareholder service and distribution fees.
    Notes Payable and Interest Expense. The Funds may borrow money for tempo-rary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 1999, the Growth Fund had a 5.50% note payable to SAFECO Life Limited Maturity of $350,000. The note was repaid on January 10, 2000. At December 31, 1999, the California Tax-Free In-come Fund had a 5.51% note payable to SAFECO Life Limited Maturity of $1,425,000. The note was repaid on January 4, 2000.
    Line of Credit. The Trusts, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advi-sor, has a line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financ-ing needs. No balance was outstanding under these arrangements at December 31, 1999.
    Affiliate Ownership. At December 31, 1999, SAFECO Insurance Company of America owned 450,000 shares (11% of outstanding shares) of the Northwest Fund, 500,000 shares (24%) of the Intermediate-Term U.S. Treasury Fund and 502,372 shares (67%) of the Washington Fund. During the same period SAFECO As-set Management Company owned 688,168 shares (30%) of the International Fund, 519,268 shares (27%) of the Balanced Fund, 500,000 shares (55%) of the U.S. Value Fund, and 452,103 shares (43%) of the Managed Bond Fund.
    Expense Reimbursement. Beginning May 1, 1999, SAFECO Asset Management Com-pany agreed to reimburse the Funds for operating expenses

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(i.e., all expenses except investment advisory, distribution, service fees, and interest) which exceed, on an annual basis, 0.30% of the average daily net as-sets for the Money Market Fund and 0.40% for all other Funds.
    Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A Shares for the year ended December 31, 1999:

                                     Commissions
                                        Retained
      ------------------------------------------
       Growth Fund                       $10,556
       Equity Fund                        33,040
       Income Fund                         2,855
       Northwest Fund                      4,730
       Balanced Fund                       3,046
       International Fund                  1,276
       Small Company Fund                  1,273
       U.S. Value Fund                       678
       High-Yield Bond Fund                3,523
       Intermediate-Term U.S.
        Treasury Fund                        665
       Managed Bond Fund                     791
       Municipal Bond Fund                   461
       California Tax-Free Income
        Fund                               1,321
      ------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


7.  INVESTMENTS IN AFFILIATES
    Each of the companies listed below is an affiliate of the Growth Fund be-cause the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1999.

                                                                                    Market
(In Thousands)            Shares at                           Shares at              Value
                          Beginning                                 End           December
Security                  of Period Additions   Reductions    of Period Dividends  31 1999
------------------------------------------------------------------------------------------
*American Buildings Co.         360        --         (360)          --        -- $     --
American Coin
 Merchandising, Inc.            391        --          (34)         357        --      981
American Healthcorp,
 Inc.                           282       335          (64)         553        --    2,521
Anesta Corp.                    347       516         (104)         759        --   13,040
Blue Rhino Corp.                 --       624           --          624        --    6,080
BNC Mortgage, Inc.              484        --          (67)         417        --    2,712
Concepts Direct, Inc.           480        --           --          480        --    5,215
*Creditrust Corp.               489       549         (567)         471        --       --
Damark International,
 Inc.                           755        --          (40)         715        --   11,260
*Discreet Logic, Inc.         1,618        --       (1,618)+         --        --       --
Dura Pharmaceuticals,
 Inc.                         2,546        --         (240)       2,306        --   32,144
Dynamex, Inc.                   642        --          (31)         611        --      917
Emisphere Technologies,
 Inc.                            --       984           --          984        --   29,595
*Emmis Communications
 Corp. (Class A)              1,242        49       (1,291)          --        --       --
*Family Golf Centers,
 Inc.                         2,512        --       (2,512)          --        --       --
*First Commonwealth,
 Inc.                           344        --         (344)          --        --       --
French Fragrances, Inc.         895        30           --          925        --    5,955
Funco, Inc.                     354        --           --          354        --    3,964
Hall, Kinion &
 Associates, Inc.               899        --          (94)         805        --   17,310
Harold's Stores, Inc.           542        --           --          542        --    2,033
Home Products
 International, Inc.            293        77           --          370        --    3,838
Innotrac Corp.                  676       337           --        1,013        --   13,934
*IntelliQuest
 Information Group, Inc.        840        --         (840)          --        --       --
Lifeline Systems, Inc.          514        54           (7)         561        --    8,408
MICROS Systems, Inc.          1,202        24          (74)       1,152        --   85,213
NCO Group, Inc.               1,456     1,215       (1,143)       1,528        --   46,041
Nastech Pharmaceutical
 Co., Inc.                      609        --         (114)         495        --    1,670
Nu Skin Enterprises,
 Inc. (Class A)               1,505       843           --        2,348        --   21,282
*Open Plan Systems, Inc.        245        --         (245)          --        --       --
Phoenix International
 Ltd., Inc.                     623       209           --          832        --    3,223
PolyMedica Industries,
 Inc.                           886       359           --        1,245        --   28,791
Precision Auto Care,
 Inc.                           607        --          (15)         592        --      666
Prime Medical Services,
 Inc.                         1,121       105           --        1,226        --   11,190
*Recovery Engineering,
 Inc.                           342        --         (342)          --        --       --
Rent-A-Center, Inc.             741     1,592          (45)       2,288        --   45,331
Rent-Way, Inc.                  108     1,609          (11)       1,706        --   31,883
*Schlotzsky's, Inc.             493        --         (194)         299        --       --
Serologicals Corp.              543     1,903          (99)       2,347        --   14,081
*Sirrom Capital Corp.         3,723        --       (3,723)++        --        --       --
*Stage Stores, Inc.           2,112        --       (2,112)          --        --       --
Suburban Lodges of
 America, Inc.                1,529        --         (502)       1,027        --    5,327
TRM Copy Centers Corp.          698        12           --          710        --    4,349
*Teardrop Golf Co.              314        --         (314)          --        --       --
*TETRA Technologies,
 Inc.                           710        --         (588)         122        --       --
Towne Services, Inc.            817       638          (20)       1,435        --    5,741
Travis Boats & Motors,
 Inc.                           153       118           --          271        --    3,252
*Waterside Capital Corp.        118         6**       (124)          --        --       --
Weider Nutrition
 International, Inc.            728        --         (212)         516        90    1,903
                                                                                  --------
                                                                                  $469,850
                                                                                  ========
------------------------------------------------------------------------------------------

 *Company was not an affiliate at the end of the period.
**Represents a 5% Stock Dividend
 +Acquired by Autodesk, Inc.
++Acquired by Finova Group, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


8.  COMMITMENTS.
    At December 31, 1999, the International Fund had open forward foreign cur-rency exchange contracts obligating it to receive or deliver the following for-eign currencies:

(In Thousands)
                                                   U.S. Dollar       Unrealized
           Currency   In Exchange   Settlement     Value as of     Appreciation
    to be Delivered           For         Date   Dec. 31, 1999   (Depreciation)
--------------------------------------------------------------------------------
59,303 Japanese Yen        $  560     01/18/00          $  582             ($22)
31,308 Japanese Yen           302     02/09/00             308               (6)
41,366 Japanese Yen           399     02/18/00             408               (9)
35,384 Japanese Yen           339     02/24/00             349              (10)
24,834 Japanese Yen           242     02/29/00             245               (3)
                           ------                       ------             ----
                           $1,842                       $1,892             ($50)
                           ======                       ======             ====

9.  NET INVESTMENT LOSS.
    The Growth, Northwest, International and Small Company Funds had net in-vestment losses for the year ended December 31, 1999. For the Northwest Fund, this amount was netted against short-term capital gains to reduce the short-term capital gain distribution. For the Growth, International and Small Company Funds, these amounts were recorded as a reduction of paid in capital.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO GROWTH FUND
  Class A

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                     -------------------------------------------
                                    1999        1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    22.66  $    22.39  $   16.97        $15.45
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.19)      (0.05)     (0.02)        (0.02)
 Net Realized and Unrealized
  Gain on Investments               0.74        1.05       8.44          1.77
                              ----------  ----------  ---------        ------
 Total from Investment
  Operations                        0.55        1.00       8.42          1.75
Less Distributions
 Distributions from Realized
  Gains                               --       (0.73)     (3.00)        (0.23)
                              ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                       $    23.21  $    22.66  $   22.39        $16.97
                              ==========  ==========  =========        ======
Total Return+                      2.43%       4.47%     49.61%        11.35%*
Net Assets at End of Period
 (000's)                      $   27,597  $   33,712  $   4,076        $  187
Ratio of Gross Expenses to
 Average Net Assets                1.34%       1.00%      1.06%         1.12%*
Ratio of Net Expenses to
 Average Net Assets                1.23%       1.00%      1.06%         1.12%*
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (0.80%)     (0.40%)    (0.33%)       (0.58%)**
Portfolio Turnover Rate           38.32%      54.58%     82.57%        82.93%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO GROWTH FUND
  Class B

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                     -------------------------------------------
                                    1999        1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    22.21  $    22.19  $   16.94        $15.45
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.35)      (0.15)     (0.08)        (0.05)
 Net Realized and Unrealized
  Gain on Investments               0.71        0.90       8.33          1.77
                              ----------  ----------  ---------        ------
 Total from Investment
  Operations                        0.36        0.75       8.25          1.72
Less Distributions
 Distributions from Realized
  Gains                               --       (0.73)     (3.00)        (0.23)
                              ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                       $    22.57  $    22.21  $   22.19        $16.94
                              ==========  ==========  =========        ======
Total Return+                      1.62%       3.38%     48.70%        11.15%*
Net Assets at End of Period
 (000's)                      $   14,637  $   15,569  $   1,402        $  116
Ratio of Gross Expenses to
 Average Net Assets                2.24%       1.91%      1.88%         1.87%**
Ratio of Net Expenses to
 Average Net
 Assets                            2.03%       1.91%      1.88%         1.87%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (1.59%)     (1.28%)    (1.16%)       (1.38%)**
Portfolio Turnover Rate           38.32%      54.58%     82.57%        82.93%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO EQUITY FUND
  Class A

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                     ------------------------------------------
                                    1999        1998       1997          1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    23.27  $    19.55  $   16.62        $15.85
Income From Investment
 Operations
 Net Investment Income              0.11        0.18       0.14          0.04
 Net Realized and Unrealized
  Gain on Investments               2.02        4.65       3.77          1.35
                              ----------  ----------  ---------        ------
 Total from Investment
  Operations                        2.13        4.83       3.91          1.39
Less Distributions
 Dividends from Net
  Investment Income                (0.11)      (0.18)     (0.14)        (0.04)
 Distributions from Realized
  Gains                            (1.23)      (0.93)     (0.84)        (0.58)
                              ----------  ----------  ---------        ------
 Total Distributions               (1.34)      (1.11)     (0.98)        (0.62)
                              ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                       $    24.06  $    23.27  $   19.55        $16.62
                              ==========  ==========  =========        ======
Total Return+                      9.13%      24.77%     23.56%         8.78%*
Net Assets at End of Period
 (000's)                      $   61,625  $   50,354  $   7,247        $2,894
Ratio of Expenses to Average
 Net
 Assets                            1.12%       0.88%      1.24%         0.97%**
Ratio of Net Investment
 Income to Average Net
 Assets                            0.44%       0.89%      0.74%         1.38%**
Portfolio Turnover Rate           33.66%      32.94%     34.26%        59.34%**
-------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO EQUITY FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                     -------------------------------------------
                                     1999        1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                     $    23.15  $    19.55  $   16.60        $15.85
Income From Investment
 Operations
 Net Investment Income (Loss)       (0.07)      (0.03)      0.02          0.02
 Net Realized and Unrealized
  Gain on Investments                1.98        4.56       3.79          1.33
                               ----------  ----------  ---------        ------
 Total from Investment
  Operations                         1.91        4.53       3.81          1.35
Less Distributions
 Dividends from Net
  Investment Income                    --          --      (0.02)        (0.02)
 Distributions from Realized
  Gains                             (1.23)      (0.93)     (0.84)        (0.58)
                               ----------  ----------  ---------        ------
 Total Distributions                (1.23)      (0.93)     (0.86)        (0.60)
                               ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                        $    23.83  $    23.15  $   19.55        $16.60
                               ==========  ==========  =========        ======
Total Return+                       8.18%      23.16%     22.93%         8.50%*
Net Assets at End of Period
 (000's)                       $   28,260  $   17,232  $   3,565        $  355
Ratio of Gross Expenses to
 Average Net Assets                 2.05%       1.94%      1.81%         1.75%**
Ratio of Net Expenses to
 Average Net
 Assets                             1.95%       1.94%      1.81%         1.75%**
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                            (0.41%)     (0.21%)     0.12%         0.51%**
Portfolio Turnover Rate            33.66%      32.94%     34.26%        59.34%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INCOME FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    23.55  $    24.02  $    21.15        $20.03
Income From Investment
 Operations
 Net Investment Income              0.42        0.48        0.51          0.12
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.20)       0.81        4.98          1.65
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                        0.22        1.29        5.49          1.77
Less Distributions
 Distributions from Net
  Investment Income                (0.42)      (0.48)      (0.51)        (0.12)
 Distributions from Realized
  Gains                            (0.83)      (1.28)      (2.11)        (0.53)
                              ----------  ----------  ----------        ------
 Total Distributions               (1.25)      (1.76)      (2.62)        (0.65)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    22.52  $    23.55  $    24.02        $21.15
                              ==========  ==========  ==========        ======
Total Return+                      1.01%       5.38%      26.15%         8.85%*
Net Assets at End of Period
 (000's)                      $    2,046  $    2,073  $      742        $  193
Ratio of Gross Expenses to
 Average Net Assets                1.47%       1.34%       1.14%         1.03%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.31%       1.34%       1.14%         1.03%**
Ratio of Net Investment
 Income to Average Net
 Assets                            1.84%       2.16%       2.50%         2.66%**
Portfolio Turnover Rate           42.25%      46.14%      52.14%        37.84%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INCOME FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    23.57  $    23.95  $    21.12        $20.03
Income From Investment
 Operations
 Net Investment Income              0.25        0.30        0.38          0.10
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.21)       0.90        4.94          1.62
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                        0.04        1.20        5.32          1.72
Less Distributions
 Distributions from Net
  Investment Income                (0.25)      (0.30)      (0.38)        (0.10)
 Distributions from Realized
  Gains                            (0.83)      (1.28)      (2.11)        (0.53)
                              ----------  ----------  ----------        ------
 Total Distributions               (1.08)      (1.58)      (2.49)        (0.63)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    22.53  $    23.57  $    23.95        $21.12
                              ==========  ==========  ==========        ======
Total Return+                      0.18%       5.03%      25.35%         8.60%*
Net Assets at End of Period
 (000's)                      $    2,365  $    2,176  $      798        $  112
Ratio of Gross Expenses to
 Average Net Assets                2.22%       2.08%       1.83%         1.79%**
Ratio of Net Expenses to
 Average Net
 Assets                            2.06%       2.08%       1.83%         1.79%**
Ratio of Net Investment
 Income to Average Net
 Assets                            1.09%       1.45%       1.79%         1.99%**
Portfolio Turnover Rate           42.25%      46.14%      52.14%        37.84%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO NORTHWEST FUND
  Class A

                                                                 Three-Month
                                                                Period Ended
                              For the Year Ended December 31     December 31
                                      -----------------------------------------
                                  1999        1998        1997          1996
-------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period        $    17.56  $    17.25  $    14.06        $13.78
Income From Investment
 Operations
 Net Investment Income
  (Loss)                         (0.12)      (0.16)      (0.06)        (0.01)
 Net Realized and
  Unrealized Gain on
  Investments                     9.58        0.66        4.39          0.29
                            ----------  ----------  ----------        ------
 Total from Investment
  Operations                      9.46        0.50        4.33          0.28
Less Distributions
 Distributions from
  Realized Gains                 (2.01)      (0.19)      (1.14)           --
                            ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                     $    25.01  $    17.56  $    17.25        $14.06
                            ==========  ==========  ==========        ======
Total Return+                   53.90%       2.87%      30.79%         2.03%*
Net Assets at End of
 Period (000's)             $    4,774  $    2,208  $    1,354        $  369
Ratio of Gross Expenses to
 Average Net Assets              1.56%       1.70%       1.42%         1.40%**
Ratio of Net Expenses to
 Average Net
 Assets                          1.36%       1.70%       1.42%         1.40%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                     (0.81%)     (1.06%)     (0.61%)       (0.39%)**
Portfolio Turnover Rate         48.52%      50.40%      55.42%        67.32%**
-------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO NORTHWEST FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    17.31  $    17.09  $    14.03        $13.78
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.25)      (0.23)      (0.10)        (0.03)
 Net Realized and Unrealized
  Gain on Investments               9.41        0.64        4.30          0.28
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                        9.16        0.41        4.20          0.25
Less Distributions
 Distributions from Realized
  Gains                            (2.01)      (0.19)      (1.14)           --
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    24.46  $    17.31  $    17.09        $14.03
                              ==========  ==========  ==========        ======
Total Return+                     52.57%       2.37%      29.93%         1.81%*
Net Assets at End of Period
 (000's)                      $    4,842  $    2,603  $    1,204        $  232
Ratio of Gross Expenses to
 Average Net Assets                2.32%       2.30%       2.09%         2.18%
Ratio of Net Expenses to
 Average Net
 Assets                            2.12%       2.30%       2.09%         2.18%*
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (1.56%)     (1.66%)     (1.30%)       (1.19%)
Portfolio Turnover Rate           48.52%      50.40%      55.42%        67.32%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO BALANCED FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                     -------------------------------------------
                                     1999       1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                      $   12.23  $   11.60  $    10.69        $10.38
Income From Investment
 Operations
 Net Investment Income               0.22       0.25        0.28          0.09
 Net Realized and Unrealized
  Gain (Loss) on Investments        (0.13)      1.14        1.45          0.44
                                ---------  ---------  ----------        ------
 Total from Investment
  Operations                         0.09       1.39        1.73          0.53
Less Distributions
 Dividends from Net Investment
  Income                            (0.22)     (0.25)      (0.28)        (0.09)
 Distributions from Realized
  Gains                             (0.23)     (0.51)      (0.54)        (0.13)
                                ---------  ---------  ----------        ------
 Total Distributions                (0.45)     (0.76)      (0.82)        (0.22)
                                ---------  ---------  ----------        ------
Net Asset Value at End of
 Period                         $   11.87  $   12.23  $    11.60        $10.69
                                =========  =========  ==========        ======
Total Return+                       0.75%     12.06%      16.29%         5.07%*
Net Assets at End of Period
 (000's)                        $   2,573  $     893  $      205        $  110
Ratio of Gross Expenses to
 Average Net Assets                 1.68%      1.67%       1.52%         1.70%**
Ratio of Net Expenses to
 Average Net Assets                 1.36%      1.67%       1.52%         1.35%**
Ratio of Net Investment Income
 to Average Net Assets              2.16%      2.23%       2.55%         3.01%**
Portfolio Turnover Rate            94.73%     74.76%     101.22%        36.10%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO BALANCED FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                     -------------------------------------------
                                     1999       1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                      $   12.24  $   11.60  $    10.70        $10.38
Income From Investment
 Operations
 Net Investment Income               0.18       0.15        0.18          0.06
 Net Realized and Unrealized
  Gain (Loss) on Investments        (0.18)      1.15        1.44          0.45
                                ---------  ---------  ----------        ------
 Total from Investment
  Operations                         0.00       1.30        1.62          0.51
Less Distributions
 Dividends from Net Investment
  Income                            (0.18)     (0.15)      (0.18)        (0.06)
 Distributions from Realized
  Gains                             (0.23)     (0.51)      (0.54)        (0.13)
                                ---------  ---------  ----------        ------
 Total Distributions                (0.41)     (0.66)      (0.72)        (0.19)
                                ---------  ---------  ----------        ------
Net Asset Value at End of
 Period                         $   11.83  $   12.24  $    11.60        $10.70
                                =========  =========  ==========        ======
Total Return+                      (0.01%)    11.30%      15.21%         4.85%*
Net Assets at End of Period
 (000's)                        $   2,553  $   2,056  $      331        $  115
Ratio of Gross Expenses to
 Average Net Assets                 2.46%      2.34%       2.28%         2.46%**
Ratio of Net Expenses to
 Average Net Assets                 2.14%      2.34%       2.28%         1.52%**
Ratio of Net Investment Income
 to Average Net Assets              1.43%      1.55%       1.78%         2.23%**
Portfolio Turnover Rate            94.73%     74.76%     101.22%        36.10%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INTERNATIONAL FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      -------------------------------------------
                                    1999        1998        1997          1996
---------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    13.13  $    11.55  $    11.29        $10.39
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.01)      (0.04)       0.20            --
 Net Realized and Unrealized
  Gain on Investments and
  Foreign Currency
  Transactions                      3.77        1.62        0.29          0.95
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                        3.76        1.58        0.49          0.95
Less Distributions
 Distributions from Net
  Investment Income                   --          --       (0.21)       (0.05)
 Distributions from Realized
  Gains                               --          --       (0.02)           --
                              ----------  ----------  ----------        ------
 Total Distributions                  --          --       (0.23)        (0.05)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    16.89  $    13.13  $    11.55        $11.29
                              ==========  ==========  ==========        ======
Total Return+                     28.64%      13.68%       4.30%         9.19%*
Net Assets at End of Period
 (000's)                      $    1,215  $      629  $      295        $  154
Ratio of Gross Expenses to
 Average Net Assets                2.11%       2.31%       2.13%         1.72%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.73%       2.14%       1.87%         1.41%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (0.06%)     (0.47%)      0.26%        (0.23%)**
Portfolio Turnover Rate           23.56%      25.62%      22.13%        18.51%**
---------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INTERNATIONAL FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      -------------------------------------------
                                    1999        1998        1997          1996
---------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    12.99  $    11.53  $    11.28        $10.39
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.10)      (0.11)       0.18            --
 Net Realized and Unrealized
  Gain on Investments and
  Foreign Currency
  Transactions                      3.67        1.57        0.22          0.93
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                        3.57        1.46        0.40          0.93
Less Distributions
 Dividends from Net
  Investment Income                   --          --       (0.13)        (0.04)
 Distributions from Realized
  Gains                               --          --       (0.02)           --
                              ----------  ----------  ----------        ------
 Total Distributions                  --          --       (0.15)        (0.04)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    16.56  $    12.99  $    11.53        $11.28
                              ==========  ==========  ==========        ======
Total Return+                     27.48%      12.66%       3.48%         8.96%*
Net Assets at End of Period
 (000's)                      $    1,392  $      777  $      331        $  112
Ratio of Gross Expenses to
 Average Net Assets                3.02%       3.19%       2.90%         2.47%**
Ratio of Net Expenses to
 Average Net
 Assets                                        3.02%       2.64%         2.17%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (0.84%)     (1.33%)      0.51%        (1.15%)**
Portfolio Turnover Rate           23.56%      25.62%      22.13%        18.51%**
---------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO SMALL COMPANY FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                    --------------------------------------------
                                     1999        1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                     $    11.09  $    14.21  $   11.81        $11.51
Income From Investment
 Operations
 Net Investment Income (Loss)       (0.09)      (0.08)     (0.06)        (0.01)
 Net Realized and Unrealized
  Gain (Loss) on Investments         1.55       (3.04)      2.80          0.31
                               ----------  ----------  ---------        ------
 Total from Investment
  Operations                         1.46       (3.12)      2.74          0.30
Less Distributions
 Distributions from Realized
  Gains                                --          --      (0.34)           --
                               ----------  ----------  ---------        ------
 Total Distributions                   --          --      (0.34)           --
                               ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                        $    12.55  $    11.09  $   14.21        $11.81
                               ==========  ==========  =========        ======
Total Return+                      13.17%     (21.96%)    23.21%         2.61%*
Net Assets at End of Period
 (000's)                       $    1,067  $    1,220  $     271        $  135
Ratio of Gross Expenses to
 Average Net Assets                 1.97%       1.66%      1.52%         1.62%
Ratio of Net Expenses to
 Average Net Assets                 1.47%       1.66%      1.52%         1.42%
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                            (0.79%)     (0.99%)    (0.60%)       (0.50%)
Portfolio Turnover Rate           116.58%      90.23%     60.81%        73.47%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO SMALL COMPANY FUND
  Class B

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                    --------------------------------------------
                                    1999        1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    10.88  $    14.07  $   11.79        $11.51
Income From Investment
 Operations
 Net Investment Income
  (Loss)                           (0.16)      (0.15)     (0.10)        (0.04)
 Net Realized and Unrealized
  Gain (Loss) on Investments        1.50       (3.04)      2.72          0.32
                              ----------  ----------  ---------        ------
 Total from Investment
  Operations                        1.34       (3.19)      2.62          0.28
Less Distributions
 Distributions from Realized
  Gains                               --          --      (0.34)           --
                              ----------  ----------  ---------        ------
 Total Distributions                  --          --      (0.34)           --
                              ----------  ----------  ---------        ------
Net Asset Value at End of
 Period                       $    12.22  $    10.88  $   14.07        $11.79
                              ==========  ==========  =========        ======
Total Return+                     12.32%     (22.67%)     22.23         2.43%*
Net Assets at End of Period
 (000's)                      $    1,274  $    1,034  $     396        $  103
Ratio of Gross Expenses to
 Average Net Assets                2.75%       2.64%      2.29%         2.41%**
Ratio of Net Expenses to
 Average Net Assets                2.21%       2.64%      2.29%         2.18%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets                       (1.55%)     (1.91%)    (1.35%)       (1.28%)**
Portfolio Turnover Rate          116.58%      90.23%     60.81%        73.47%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO U.S. VALUE FUND
  Class A

                                                                  April 30,
                                                                       1997
                                                              (Commencement
                                                                         of
                                         For the Year Ended     Operations)
                                                December 31     December 31
                                              -------------------------------
                                             1999       1998           1997
-----------------------------------------------------------------------------
Net Asset Value at Beginning of Period  $   11.93  $   11.18         $10.00
Income From Investment Operations
 Net Investment Income                       0.03       0.05           0.08
 Net Realized and Unrealized Gain on
  Investments                                0.54       1.27           1.65
                                        ---------  ---------         ------
 Total from Investment Operations            0.57       1.32           1.73
Less Distributions
 Dividends from Net Investment Income       (0.06)     (0.05)         (0.08)
 Distributions from Realized Gains          (0.50)     (0.52)         (0.47)
                                        ---------  ---------         ------
 Total Distributions                        (0.56)     (0.57)         (0.55)
                                        ---------  ---------         ------
Net Asset Value at End of Period        $   11.94  $   11.93         $11.18
                                        =========  =========         ======
Total Return+                               4.74%     11.79%         17.24%*
Net Assets at End of Period (000's)     $     331  $     210         $  133
Ratio of Gross Expenses to Average Net
 Assets                                     2.02%      2.07%          1.48%**
Ratio of Net Expenses to Average Net
 Assets                                     1.40%      2.07%          1.48%**
Ratio of Net Investment Income to
 Average Net Assets                         0.66%      0.18%          1.03%**
Portfolio Turnover Rate                    52.15%     55.15%         36.37%**

--------------------------------------------------------------------------------
 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO U.S. VALUE FUND
  Class B

                                                                    April 30,
                                                                         1997
                                                                (Commencement
                                                                           of
                                           For the Year Ended     Operations)
                                                  December 31     December 31
                                              ---------------------------------
                                               1999       1998           1997
-------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $   11.91  $   11.18         $10.00
Income From Investment Operations
 Net Investment Income (Loss)                 (0.01)     (0.03)          0.02
 Net Realized and Unrealized Gain on
  Investments                                  0.48       1.28           1.65
                                          ---------  ---------         ------
 Total from Investment Operations              0.47       1.25           1.67
Less Distributions
 Dividends from Net Investment Income            --         --          (0.02)
 Distributions from Realized Gains            (0.50)     (0.52)         (0.47)
                                          ---------  ---------         ------
 Total Distributions                          (0.50)     (0.52)         (0.49)
                                          ---------  ---------         ------
Net Asset Value at End of Period          $   11.88  $   11.91         $11.18
                                          =========  =========         ======
Total Return+                                 3.92%     11.18%         16.63%*
Net Assets at End of Period (000's)       $     747  $     628         $  221
Ratio of Gross Expenses to Average Net
 Assets                                       2.73%      2.59%          2.29%**
Ratio of Net Expenses to Average Net
 Assets                                       2.18%      2.59%          2.29%**
Ratio of Net Investment Income (Loss) to
 Average Net Assets                          (0.10%)    (0.35%)         0.20%**
Portfolio Turnover Rate                      52.15%     55.15%         36.37%**

--------------------------------------------------------------------------------
 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO HIGH-YIELD BOND FUND
  Class A

                                                                  Eleven-Month
                                             For the Year Ended   Period Ended
                                                    December 31    December 31++
                                                 -------------------------------
                                                 1999       1998          1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of Period      $    8.78  $    9.12        $ 8.83
Income From Investment Operations
 Net Investment Income                           0.69       0.72          0.69
 Net Realized and Unrealized Gain (Loss) on
  Investments                                   (0.40)     (0.34)         0.29
                                            ---------  ---------        ------
 Total from Investment Operations                0.29       0.38          0.98
Less Distributions
 Dividends from Net Investment Income           (0.69)     (0.72)        (0.69)
                                            ---------  ---------        ------
Net Asset Value at End of Period            $    8.38  $    8.78        $ 9.12
                                            =========  =========        ======
Total Return+                                   3.52%      4.32%        12.49%*
Net Assets at End of Period (000's)         $   1,583  $   2,964        $  259
Ratio of Gross Expenses to Average Net
 Assets                                         1.35%      1.12%         1.10%**
Ratio of Net Expenses to Average Net
 Assets                                         1.18%      1.12%         1.10%**
Ratio of Net Investment Income to
 Average Net Assets                             8.01%      8.11%         7.65%**
Portfolio Turnover Rate                        70.65%     64.22%        85.06%**

--------------------------------------------------------------------------------
 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO HIGH-YIELD BOND FUND
  Class B

                                                                  Eleven-Month
                                             For the Year Ended   Period Ended
                                                    December 31    December 31++
                                                 -------------------------------
                                                 1999       1998          1997
--------------------------------------------------------------------------------
Net Asset Value at Beginning of Period      $    8.78  $    9.12        $ 8.83
Income From Investment Operations
 Net Investment Income                           0.63       0.64          0.63
 Net Realized and Unrealized Gain (Loss) on
  Investments                                   (0.40)     (0.34)         0.29
                                            ---------  ---------        ------
 Total from Investment Operations                0.23       0.30          0.92
Less Distributions
 Dividends from Net Investment Income           (0.63)     (0.64)        (0.63)
                                            ---------  ---------        ------
Net Asset Value at End of Period            $    8.38  $    8.78        $ 9.12
                                            =========  =========        ======
Total Return+                                   2.73%      3.39%        11.77%*
Net Assets at End of Period (000's)         $   1,599  $   1,381        $  355
Ratio of Gross Expenses to Average Net
 Assets                                         2.19%      2.06%         1.81%**
Ratio of Net Expenses to Average Net
 Assets                                         1.97%      2.06%         1.81%**
Ratio of Net Investment Income to
 Average Net Assets                             7.34%      7.15%         6.87%**
Portfolio Turnover Rate                        70.65%     64.22%        85.06%**

--------------------------------------------------------------------------------
 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from January 31, 1997 (initial issue date of Class A and Class B shares) through December 31, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    10.75  $    10.35  $    10.11       $ 10.10
Income From Investment
 Operations
 Net Investment Income              0.51        0.52        0.55          0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.75)       0.40        0.24          0.01
                              ----------  ----------  ----------       -------
 Total from Investment
  Operations                       (0.24)       0.92        0.79          0.16
Less Distributions
 Distributions from Net
  Investment Income                (0.51)      (0.52)      (0.55)       (0.15)
                              ----------  ----------  ----------       -------
Net Asset Value at End of
 Period                       $    10.00  $    10.75  $    10.35       $ 10.11
                              ==========  ==========  ==========       =======
Total Return+                     (2.26%)      9.08%       8.03%         1.63%*
Net Assets at End of Period
 (000's)                      $      958  $      833  $      365       $   704
Ratio of Gross Expenses to
 Average Net Assets                1.49%       1.40%       1.32%         1.30%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.21%       1.40%       1.32%         1.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.97%       4.84%       5.36%         6.07%**
Portfolio Turnover Rate           13.93%       2.83%      82.36%       125.42%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    10.74  $    10.35  $    10.12       $ 10.10
Income From Investment
 Operations
 Net Investment Income              0.43        0.45        0.48          0.14
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.75)       0.39        0.23          0.02
                              ----------  ----------  ----------       -------
 Total from Investment
  Operations                       (0.32)       0.84        0.71          0.16
Less Distributions
 Distributions from Net
  Investment Income                (0.43)      (0.45)      (0.48)        (0.14)
                              ----------  ----------  ----------       -------
Net Asset Value at End of
 Period                       $     9.99  $    10.74  $    10.35       $ 10.12
                              ==========  ==========  ==========       =======
Total Return+                     (2.97%)      8.30%       7.27%         1.55%*
Net Assets at End of Period
 (000's)                      $      786  $      788  $      432       $   223
Ratio of Gross Expenses to
 Average Net Assets                2.27%       2.00%       1.87%         1.95%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.96%       2.00%       1.87%         1.72%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.20%       4.28%       4.78%         5.35%**
Portfolio Turnover Rate           13.93%       2.83%      82.36%       125.42%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MANAGED BOND FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                   ---------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $     8.65  $     8.60  $     8.35       $  8.35
Income From Investment
 Operations
 Net Investment Income              0.39        0.37        0.39          0.11
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.75)       0.30        0.25            --
                              ----------  ----------  ----------       -------
 Total from Investment
  Operations                       (0.36)       0.67        0.64          0.11
Less Distributions
 Dividends from Net
  Investment Income                (0.39)      (0.37)      (0.39)        (0.11)
 Distributions from Realized
  Gains                               --       (0.25)         --            --
                              ----------  ----------  ----------       -------
 Total Distributions               (0.39)      (0.62)      (0.39)        (0.11)
                              ----------  ----------  ----------       -------
Net Asset Value at End of
 Period                       $     7.90  $     8.65  $     8.60       $  8.35
                              ==========  ==========  ==========       =======
Total Return+                     (4.24%)      7.87%       7.78%         1.34%*
Net Assets at End of Period
 (000's)                      $      573  $      295  $      146       $   140
Ratio of Gross Expenses to
 Average Net Assets                1.87%       1.86%       1.45%         1.30%**
Ratio of Net Expenses to
 Average Net Assets                1.21%       1.86%       1.45%         1.30%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.79%       4.09%       4.68%         5.22%**
Portfolio Turnover Rate          146.87%     132.76%     176.50%       136.29%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MANAGED BOND FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                   ---------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $     8.64  $     8.60  $     8.35       $  8.35
Income From Investment
 Operations
 Net Investment Income              0.32        0.28        0.32          0.09
 Net Realized and Unrealized
  Gain (Loss) on Investments       (0.75)       0.29        0.25            --
                              ----------  ----------  ----------       -------
 Total from Investment
  Operations                       (0.43)       0.57        0.57          0.09
Less Distributions
 Dividends from Net
  Investment Income                (0.32)      (0.28)      (0.32)        (0.09)
 Distributions from Realized
  Gains                               --       (0.25)         --            --
                              ----------  ----------  ----------       -------
 Total Distributions               (0.32)      (0.53)     (0.32)         (0.09)
                              ----------  ----------  ----------       -------
Net Asset Value at End of
 Period                       $     7.89  $     8.64  $     8.60       $  8.35
                              ==========  ==========  ==========       =======
Total Return+                     (4.98%)      6.67%       6.91%         1.15%*
Net Assets at End of Period
 (000's)                      $      924  $      523  $      120       $   100
Ratio of Gross Expenses to
 Average Net Assets                2.61%       2.89%       2.23%         2.07%**
Ratio of Net Expenses to
 Average Net Assets                1.94%       2.89%       2.23%         2.07%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.02%       3.07%       3.79%         4.45%**
Portfolio Turnover Rate          146.87%     132.76%     176.50%       136.29%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MUNICIPAL BOND FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    14.45  $    14.53  $    13.99        $13.82
Income From Investment
 Operations
 Net Investment Income              0.64        0.66        0.68          0.18
 Net Realized and Unrealized
  Gain (Loss) on Investments       (1.55)       0.16        0.70          0.17
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                       (0.91)       0.82        1.38          0.35
Less Distributions
 Dividends from Net
  Investment Income                (0.64)      (0.66)      (0.68)        (0.18)
 Distributions from Realized
  Gains                               --       (0.24)      (0.16)           --
                              ----------  ----------  ----------        ------
 Total Distributions               (0.64)      (0.90)      (0.84)        (0.18)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    12.90  $    14.45  $    14.53        $13.99
                              ==========  ==========  ==========        ======
Total Return+                     (6.47%)      5.75%      10.17%         2.52%*
Net Assets at End of Period
 (000's)                      $      929  $      946  $      390        $  311
Ratio of Expenses to Average
 Net
 Assets                            0.98%       0.98%       0.95%         0.82%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.66%       4.51%       4.86%         5.04%**
Portfolio Turnover Rate           16.84%      20.80%      13.52%         6.66%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MUNICIPAL BOND FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    14.43  $    14.52  $    13.98        $13.82
Income From Investment
 Operations
 Net Investment Income              0.54        0.57        0.60          0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments       (1.55)       0.15        0.70          0.16
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                       (1.01)       0.72        1.30          0.31
Less Distributions
 Dividends from Net
  Investment Income                (0.54)      (0.57)      (0.60)        (0.15)
 Distributions from Realized
  Gains                               --       (0.24)      (0.16)           --
                              ----------  ----------  ----------        ------
 Total Distributions               (0.54)      (0.81)      (0.76)        (0.15)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    12.88  $    14.43  $    14.52        $13.98
                              ==========  ==========  ==========        ======
Total Return+                     (7.14%)      5.08%       9.56%         2.27%*
Net Assets at End of Period
 (000's)                      $    1,322  $    1,375  $      502        $  112
Ratio of Expenses to Average
 Net
 Assets                            1.70%       1.61%       1.53%         1.50%**
Ratio of Net Investment
 Income to Average Net
 Assets                            3.94%       3.89%       4.22%         4.42%**
Portfolio Turnover Rate           16.84%      20.80%      13.52%         6.66%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO CALIFORNIA TAX-FREE INCOME FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    12.74  $    12.94  $    12.23        $12.07
Income From Investment
 Operations
 Net Investment Income              0.52        0.55        0.58          0.15
 Net Realized and Unrealized
  Gain (Loss) on Investments       (1.69)       0.17        0.76          0.19
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                       (0.17)       0.72        1.34          0.34
Less Distributions
 Dividends from Net
  Investment Income                (0.52)      (0.55)      (0.58)        (0.15)
 Distributions from Realized
  Gains                               --       (0.37)      (0.05)        (0.03)
                              ----------  ----------  ----------        ------
 Total Distributions               (0.52)      (0.92)      (0.63)        (0.18)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $    11.05  $    12.74  $    12.94        $12.23
                              ==========  ==========  ==========        ======
Total Return+                     (9.41%)      5.73%      11.29%         2.83%*
Net Assets at End of Period
 (000's)                      $      740  $      678  $      460        $  122
Ratio of Expenses to Average
 Net
 Assets                            1.07%       1.04%       0.91%         0.89%**
Ratio of Net Investment
 Income to Average Net
 Assets                            4.36%       4.25%       4.52%         4.84%**
Portfolio Turnover Rate           24.66%      38.78%       9.83%        10.52%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO CALIFORNIA TAX-FREE INCOME FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                     -------------------------------------------
                                      1999       1998       1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                      $    12.73  $   12.93  $   12.22        $12.07
Income From Investment
 Operations
 Net Investment Income                0.43       0.46       0.48          0.12
 Net Realized and Unrealized
  Gain (Loss) on Investments         (1.69)      0.17       0.76          0.18
                                ----------  ---------  ---------        ------
 Total from Investment
  Operations                         (1.26)      0.63       1.24          0.30
Less Distributions
 Dividends from Net Investment
  Income                             (0.43)     (0.46)     (0.48)        (0.12)
 Distributions from Realized
  Gains                                 --      (0.37)     (0.05)        (0.03)
                                ----------  ---------  ---------        ------
 Total Distributions                 (0.43)     (0.83)     (0.53)        (0.15)
                                ----------  ---------  ---------        ------
Net Asset Value at End of
 Period                         $    11.04  $   12.73  $   12.93        $12.22
                                ==========  =========  =========        ======
Total Return+                      (10.07%)     4.98%     10.46%         2.56%*
Net Assets at End of Period
 (000's)                        $      799  $     927  $     501        $  101
Ratio of Expenses to Average
 Net
 Assets                              1.80%      1.76%      1.63%         1.64%**
Ratio of Net Investment Income
 to Average Net Assets               3.63%      3.45%      3.71%         4.08%**
Portfolio Turnover Rate             24.66%     38.78%      9.83%        10.52%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
  Class A

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    10.79  $    10.95  $    10.53        $10.45
Income From Investment
 Operations
 Net Investment Income              0.44        0.42        0.46          0.12
 Net Realized and Unrealized
  Gain (Loss) on Investments       (1.14)       0.16        0.42          0.09
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                       (0.70)       0.58        0.88          0.21
Less Distributions
 Dividends from Net
  Investment Income                (0.44)      (0.42)      (0.46)        (0.12)
 Distributions from Realized
  Gains                               --       (0.32)         --         (0.01)
                              ----------  ----------  ----------        ------
 Total Distributions               (0.44)      (0.74)      (0.46)        (0.13)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $     9.65  $    10.79  $    10.95        $10.53
                              ==========  ==========  ==========        ======
Total Return+                     (6.60%)      5.36%       8.64%         1.94%*
Net Assets at End of Period
 (000's)                      $      191  $      209  $      360        $  336
Ratio of Gross Expenses to
 Average Net Assets                1.56%       1.67%       1.32%         1.31%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.22%       1.67%       1.32%         1.31%**
Ratio of Net Investment
 Income to
 Average Net Assets                4.32%       3.88%       4.39%         4.49%**
Portfolio Turnover Rate            9.42%      33.18%      11.67%        15.96%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
  Class B

                                                                   Three-Month
                                                                  Period Ended
                                For the Year Ended December 31     December 31
                                      ------------------------------------------
                                    1999        1998        1997          1996
--------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $    10.80  $    10.97  $    10.55        $10.45
Income From Investment
 Operations
 Net Investment Income              0.37        0.34        0.38          0.10
 Net Realized and Unrealized
  Gain (Loss) on Investments       (1.14)       0.15        0.42          0.11
                              ----------  ----------  ----------        ------
 Total from Investment
  Operations                       (0.77)       0.49        0.80          0.21
Less Distributions
 Dividends from Net
  Investment Income                (0.37)      (0.34)      (0.38)        (0.10)
 Distributions from Realized
  Gains                               --       (0.32)         --         (0.01)
                              ----------  ----------  ----------        ------
 Total Distributions               (0.37)      (0.66)      (0.38)        (0.11)
                              ----------  ----------  ----------        ------
Net Asset Value at End of
 Period                       $     9.66  $    10.80  $    10.97        $10.55
                              ==========  ==========  ==========        ======
Total Return+                     (7.30%)      4.55%       7.75%         1.94%*
Net Assets at End of Period
 (000's)                      $      327  $      246  $      239        $  211
Ratio of Gross Expenses to
 Average Net Assets                2.24%       2.39%       2.13%         2.06%**
Ratio of Net Expenses to
 Average Net
 Assets                            1.94%       2.39%       2.13%         2.06%**
Ratio of Net Investment
 Income to
 Average Net Assets                3.62%       3.13%       3.58%         3.71%**
Portfolio Turnover Rate            9.42%      33.18%      11.67%        15.96%**
--------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MONEY MARKET FUND
  Class A

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                        ---------------------------------------
                                    1999        1998       1997          1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $     1.00  $     1.00  $    1.00         $1.00
Income From Investment
 Operations
 Net Investment Income              0.05        0.05       0.05          0.01
Less Distributions
 Dividends from Net
  Investment Income                (0.05)      (0.05)     (0.05)        (0.01)
                              ----------  ----------  ---------         -----
Net Asset Value at End of
 Period                       $     1.00  $     1.00  $    1.00         $1.00
                              ==========  ==========  =========         =====
Total Return+                      4.64%       4.92%      4.97%         1.21%*
Net Assets at End of Period
 (000's)                      $    3,554  $    2,186  $     537         $ 295
Ratio of Gross Expenses to
 Average Net
 Assets                            1.00%       0.92%      0.72%         0.55%**
Ratio of Net Expenses to
 Average Net
 Assets                            0.80%       0.92%      0.72%         0.55%**
Ratio of Net Investment
 Income to
 Average Net Assets                4.60%       4.87%      4.91%         5.01%**
-------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


10.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO MONEY MARKET FUND
  Class B

                                                                  Three-Month
                                                                 Period Ended
                               For the Year Ended December 31     December 31
                                        ---------------------------------------
                                   1999        1998        1997          1996
-------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period         $     1.00  $     1.00  $     1.00         $1.00
Income From Investment
 Operations
 Net Investment Income             0.05        0.05        0.05          0.01
Less Distributions
 Dividends from Net
  Investment Income               (0.05)      (0.05)      (0.05)        (0.01)
                             ----------  ----------  ----------         -----
Net Asset Value at End of
 Period                      $     1.00  $     1.00  $     1.00         $1.00
                             ==========  ==========  ==========         =====
Total Return+                     4.65%       4.76%       4.94%         1.21%*
Net Assets at End of Period
 (000's)                     $      979  $      670  $      414         $ 106
Ratio of Gross Expenses to
 Average Net
 Assets                           1.08%       1.05%       0.78%         0.54%**
Ratio of Net Expenses to
 Average Net
 Assets                           0.82%       1.05%       0.78%         0.54%**
Ratio of Net Investment
 Income to
 Average Net Assets               4.56%       4.71%       4.85%         4.96%**
-------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

               Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

    We have audited the accompanying statements of assets and liabilities, in-cluding the portfolios of investments, of the SAFECO Common Stock Trust (com-prising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO In-come Fund, SAFECO Northwest Fund, SAFECO Balanced Fund, SAFECO International Stock Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund), the SAFECO Taxable Bond Trust (comprising, respectively, the SAFECO High-Yield Bond Fund, and SAFECO Intermediate-Term U.S. Treasury Fund), the SAFECO Man-aged Bond Trust (comprising the Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Municipal Bond Fund, SAFECO Cali-fornia Tax-Free Income Fund, and SAFECO Washington State Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An au-dit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our proce-dures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assess-ing the accounting principles used and significant estimates made by manage-ment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the SAFECO Common Stock Trust, the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at Decem-ber 31, 1999, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in confor-mity with accounting principles generally accepted in the United States.


                                         /s/ Ernst & Young LLP

Seattle, Washington
February 4, 2000

Year 2000 Readiness (Unaudited)

    All Year 2000 readiness work was completed prior to December 31, 1999. The Funds have experienced no disruption in their operations or service levels, and do not expect to incur any future disruptions or expense in connection with the Year 2000 issue.

Shareholder Meeting (Unaudited)

    A joint special meeting of the Funds' shareholders was held on March 30, 1999, at which time the shareholders voted to approve changes to the Funds' fundamental investment policies and approved an amended and restated investment advisory contract, including a change in the fee structure. Shareholders elected the Board of Trustees and ratified the selection of Ernst & Young LLP as independent auditors. The results of that meeting are presented below.

(In Thousands)

 Proposal                        Trust/Fund               For   Against Abstain
 --------            ---------------------------------  ------- ------- -------
 Fundamental         Growth Fund......................   24,660   1,336   6,430
  Investment         Equity Fund......................   38,199   2,881   6,711
  Policies           Income Fund......................    8,319     551     805
                     Northwest Fund...................    2,010     175     247
                     International Fund...............    1,359      51     100
                     Balanced Fund....................    1,145       8      74
                     Small Company Fund...............    1,624      76     368
                     U.S. Value Fund..................      524      38     117
                     High-Yield Bond Fund.............    4,389     275   1,333
                     Intermediate-Term U.S. Treasury
                     Fund.............................    1,275      25      77
                     Managed Bond Fund................      599      12      27
                     Municipal Bond Fund..............   20,932   1,908   2,648
                     California Tax-Free Income Fund..    4,549     188     699
                     Washington State Municipal Bond
                     Fund.............................      394     260      47
                     Money Market Fund................  113,201   5,139   7,603

 Investment          Growth Fund......................   22,587   3,380   6,459
  Advisory           Equity Fund......................   36,457   4,598   6,737
  Contract           Income Fund......................    7,942     908     824
                     Northwest Fund...................    1,963     220     244
                     International Fund...............    1,318     103      88
                     Balanced Fund....................    1,098      54      76
                     Small Company Fund...............    1,563     146     360
                     U.S. Value Fund..................      531      41     108
                     High-Yield Bond Fund.............    4,226     466   1,305
                     Intermediate-Term U.S. Treasury
                     Fund.............................    1,214      84      79
                     Managed Bond Fund................      594      18      25
                     Municipal Bond Fund..............   19,449   3,305   2,734
                     California Tax-Free Income Fund..    4,406     254     776
                     Washington State Municipal Bond
                     Fund.............................      401     270      31
                     Money Market Fund................  110,460   7,606   7,877

 Proposal                       Trust/Fund                 For   Against Abstain
 --------          ------------------------------------  ------- ------- -------
 Elect Boh A.
  Dickey           Common Stock Trust..................   93,436   4,372
                   Taxable Bond Trust..................    9,720     505
                   Tax-Exempt Bond Trust...............   33,179    1204
                   Money Market Trust..................  170,319   6,116
                   Managed Bond Trust..................      625      12

 Elect Barbara J.
  Dingfield        Common Stock Trust..................   93,416   4,392
                   Taxable Bond Trust..................    9,687     538
                   Tax-Exempt Bond Trust...............   33,206   1,177
                   Money Market Trust..................  169,394   7,041
                   Managed Bond Trust..................      625      12

 Elect David F.
  Hill             Common Stock Trust..................   93,451   4,356
                   Taxable Bond Trust..................    9,725     500
                   Tax-Exempt Bond Trust...............   33,202   1,181
                   Money Market Trust..................  170,290   6,145
                   Managed Bond Trust..................      625      12

 Elect Richard W.
  Hubbard          Common Stock Trust..................   93,430   4,377
                   Taxable Bond Trust..................    9,710     515
                   Tax-Exempt Bond Trust...............   33,205   1,178
                   Money Market Trust..................  169,808   6,627
                   Managed Bond Trust..................      625      12

 Elect Richard E.
  Lundgren         Common Stock Trust..................   93,463   4,344
                   Taxable Bond Trust..................    9,715     510
                   Tax-Exempt Bond Trust...............   33,232   1,151
                   Money Market Trust..................  169,870   6,565
                   Managed Bond Trust..................      625      12

 Elect Larry L.
  Pinnt            Common Stock Trust..................   93,456   4,351
                   Taxable Bond Trust..................    9,716     509
                   Tax-Exempt Bond Trust...............   33,224   1,159
                   Money Market Trust..................  169,699   6,736
                   Managed Bond Trust..................      625      12

 Elect John W.
  Schneider        Common Stock Trust..................   93,467   4,340
                   Taxable Bond Trust..................    9,717     508
                   Tax-Exempt Bond Trust...............   33,202   1,182
                   Money Market Trust..................  169,829   6,606
                   Managed Bond Trust..................      625      12

 Selection of
  Ernst &          Common Stock Trust..................   93,848   1,313   2,648
  Young LLP        Taxable Bond Trust..................    9,790     147     287
                   Tax-Exempt Bond Trust...............   33,312     470     601
                   Money Market Trust..................  168,894   1,937   5,604
                   Managed Bond Trust..................      624      12       1


SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller
David H. Longhurst Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

GMF 4068 2/00

[LOGO] Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.

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